Shareholder Report	12 Months Ended
	Jul. 31, 2026 USD ($) Holding	Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PACE Select Advisors Trust
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007370
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class A
Trading Symbol	PWFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Dynamic duration management contributed, particularly overweight UK duration, underweight U.S. duration, and active cross-market positioning.

• Sector allocation and the income earned from holding investments added value, particularly from overweight exposures to investment-grade corporate bonds, agency mortgage-backed securities, and emerging market bonds issued in U.S. dollars and other major global currencies.

• Active FX positioning benefited from an underweight U.S. dollar stance and overweights in the euro, yen, and select emerging market currencies.

What didn’t work:

• Overweight duration positioning detracted at times as rising inflation expectations and higher developed-market yields pressured bond markets.

• UK duration was a headwind in the most recent period as UK government bond yields rose and fiscal concerns increased volatility.

• Agency mortgage-backed securities and investment-grade corporate bonds detracted in July amid high valuations, heavy new issuance, and weaker market conditions.

The Fund utilized derivatives throughout the period, primarily bond futures and interest rate futures to hedge interest rate risk and position along the yield curve, as well as FX forwards to hedge currency exposure and implement active currency views. The use of derivatives contributed positively to portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/16	$9,625	$10,000	$10,000
8/31/16	$9,559	$9,919	$9,952
9/30/16	$9,608	$10,020	$10,006
10/31/16	$9,212	$9,584	$9,729
11/30/16	$8,696	$9,079	$9,342
12/31/16	$8,678	$8,992	$9,299
1/31/17	$8,760	$9,161	$9,404
2/28/17	$8,796	$9,187	$9,449
3/31/17	$8,807	$9,215	$9,463
4/30/17	$8,899	$9,346	$9,570
5/31/17	$9,021	$9,551	$9,718
6/30/17	$9,021	$9,542	$9,709
7/31/17	$9,184	$9,798	$9,873
8/31/17	$9,240	$9,902	$9,970
9/30/17	$9,176	$9,778	$9,881
10/31/17	$9,149	$9,705	$9,843
11/30/17	$9,232	$9,911	$9,952
12/31/17	$9,252	$9,937	$9,987
1/31/18	$9,354	$10,239	$10,106
2/28/18	$9,255	$10,152	$10,016
3/31/18	$9,338	$10,298	$10,123
4/30/18	$9,212	$10,064	$9,961
5/31/18	$9,075	$9,876	$9,885
6/30/18	$9,024	$9,807	$9,841
7/31/18	$9,026	$9,771	$9,825
8/31/18	$9,001	$9,741	$9,835
9/30/18	$8,957	$9,636	$9,750
10/31/18	$8,838	$9,502	$9,641
11/30/18	$8,822	$9,513	$9,672
12/31/18	$8,946	$9,724	$9,867
1/31/19	$9,117	$9,905	$10,017
2/28/19	$9,072	$9,802	$9,960
3/31/19	$9,187	$9,872	$10,084
4/30/19	$9,171	$9,811	$10,054
5/31/19	$9,277	$9,914	$10,191
6/30/19	$9,486	$10,209	$10,417
7/31/19	$9,431	$10,136	$10,388
8/31/19	$9,639	$10,297	$10,599
9/30/19	$9,537	$10,150	$10,491
10/31/19	$9,595	$10,248	$10,561
11/30/19	$9,511	$10,109	$10,481
12/31/19	$9,551	$10,219	$10,542
1/31/20	$9,658	$10,296	$10,677
2/29/20	$9,671	$10,275	$10,748
3/31/20	$9,445	$9,945	$10,508
4/30/20	$9,606	$10,148	$10,714
5/31/20	$9,652	$10,178	$10,761
6/30/20	$9,732	$10,281	$10,856
7/31/20	$10,125	$10,738	$11,203
8/31/20	$10,136	$10,769	$11,186
9/30/20	$10,072	$10,707	$11,145
10/31/20	$10,075	$10,756	$11,156
11/30/20	$10,326	$11,012	$11,359
12/31/20	$10,500	$11,251	$11,511
1/31/21	$10,401	$11,136	$11,410
2/28/21	$10,251	$10,920	$11,214
3/31/21	$10,089	$10,656	$10,998
4/30/21	$10,214	$10,829	$11,137
5/31/21	$10,299	$10,976	$11,241
6/30/21	$10,217	$10,754	$11,142
7/31/21	$10,332	$10,916	$11,291
8/31/21	$10,279	$10,849	$11,244
9/30/21	$10,109	$10,583	$11,044
10/31/21	$10,098	$10,542	$11,017
11/30/21	$10,073	$10,466	$10,985
12/31/21	$10,056	$10,458	$10,970
1/31/22	$9,889	$10,254	$10,745
2/28/22	$9,792	$10,140	$10,617
3/31/22	$9,534	$9,815	$10,294
4/30/22	$9,010	$9,145	$9,730
5/31/22	$9,009	$9,145	$9,756
6/30/22	$8,700	$8,734	$9,443
7/31/22	$8,853	$8,902	$9,644
8/31/22	$8,512	$8,458	$9,263
9/30/22	$8,100	$7,961	$8,788
10/31/22	$7,999	$7,950	$8,727
11/30/22	$8,438	$8,393	$9,138
12/31/22	$8,482	$8,503	$9,187
1/31/23	$8,783	$8,799	$9,489
2/28/23	$8,461	$8,448	$9,173
3/31/23	$8,661	$8,763	$9,463
4/30/23	$8,682	$8,788	$9,505
5/31/23	$8,493	$8,552	$9,319
6/30/23	$8,492	$8,574	$9,319
7/31/23	$8,537	$8,684	$9,383
8/31/23	$8,392	$8,512	$9,255
9/30/23	$8,127	$8,231	$8,984
10/31/23	$8,033	$8,156	$8,877
11/30/23	$8,428	$8,606	$9,325
12/31/23	$8,827	$8,989	$9,712
1/31/24	$8,688	$8,784	$9,578
2/29/24	$8,592	$8,680	$9,458
3/31/24	$8,648	$8,701	$9,510
4/30/24	$8,424	$8,475	$9,270
5/31/24	$8,537	$8,560	$9,391
6/30/24	$8,518	$8,517	$9,405
7/31/24	$8,773	$8,786	$9,665
8/31/24	$8,973	$9,061	$9,893
9/30/24	$9,128	$9,242	$10,062
10/31/24	$8,813	$8,861	$9,724
11/30/24	$8,849	$8,841	$9,758
12/31/24	$8,642	$8,610	$9,548
1/31/25	$8,690	$8,661	$9,603
2/28/25	$8,813	$8,731	$9,740
3/31/25	$8,838	$8,828	$9,800
4/30/25	$9,088	$9,279	$10,088
5/31/25	$9,046	$9,269	$10,052
6/30/25	$9,241	$9,472	$10,243
7/31/25	$9,062	$9,234	$10,090
8/31/25	$9,213	$9,387	$10,237
9/30/25	$9,291	$9,415	$10,303
10/31/25	$9,256	$9,324	$10,277
11/30/25	$9,262	$9,317	$10,301
12/31/25	$9,311	$9,371	$10,328
1/31/26	$9,396	$9,523	$10,425
2/28/26	$9,503	$9,592	$10,541
3/31/26	$9,138	$9,197	$10,217
4/30/26	$9,256	$9,394	$10,345
5/31/26	$9,319	$9,426	$10,379
6/30/26	$9,278	$9,287	$10,306
7/31/26	$9,204	$9,295	$10,251

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	1.56%	(2.29%)	(0.45%)
Class A with Load	(2.23%)	(3.03%)	(0.83%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	0.67%	(3.16%)	(0.73%)
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 154,117,328
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 345,297
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$154,117,328
# of Portfolio Holdings	467
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (includes Administration Fees)	$345,297

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	4.3%
Asset-backed securities	4.5%
U.S. government agency obligations	12.7%
Corporate bonds	37.1%
Non-U.S. government agency obligations	39.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.125%, due 03/07/31	10.8%
Bundesrepublik Deutschland Bundesanleihe, 5.500%, due 01/04/31	6.0
Uniform Mortgage-Backed Security, TBA, 5.500%	3.8
U.K. Gilts, 4.375%, due 03/07/28	2.8
U.S. Treasury Notes, 3.625%, due 10/31/30	2.5

Material Fund Change [Text Block]
C000007369
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Dynamic duration management contributed, particularly overweight UK duration, underweight U.S. duration, and active cross-market positioning.

• Sector allocation and the income earned from holding investments added value, particularly from overweight exposures to investment-grade corporate bonds, agency mortgage-backed securities, and emerging market bonds issued in U.S. dollars and other major global currencies.

• Active FX positioning benefited from an underweight U.S. dollar stance and overweights in the euro, yen, and select emerging market currencies.

What didn’t work:

• Overweight duration positioning detracted at times as rising inflation expectations and higher developed-market yields pressured bond markets.

• UK duration was a headwind in the most recent period as UK government bond yields rose and fiscal concerns increased volatility.

• Agency mortgage-backed securities and investment-grade corporate bonds detracted in July amid high valuations, heavy new issuance, and weaker market conditions.

The Fund utilized derivatives throughout the period, primarily bond futures and interest rate futures to hedge interest rate risk and position along the yield curve, as well as FX forwards to hedge currency exposure and implement active currency views. The use of derivatives contributed positively to portfolio performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg Global Aggregate ex USD 50% Hedged Index	Bloomberg Global Aggregate Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,923	$9,919	$9,952
9/30/16	$9,986	$10,020	$10,006
10/31/16	$9,575	$9,584	$9,729
11/30/16	$9,041	$9,079	$9,342
12/31/16	$9,023	$8,992	$9,299
1/31/17	$9,110	$9,161	$9,404
2/28/17	$9,148	$9,187	$9,449
3/31/17	$9,161	$9,215	$9,463
4/30/17	$9,249	$9,346	$9,570
5/31/17	$9,386	$9,551	$9,718
6/30/17	$9,387	$9,542	$9,709
7/31/17	$9,549	$9,798	$9,873
8/31/17	$9,618	$9,902	$9,970
9/30/17	$9,553	$9,778	$9,881
10/31/17	$9,527	$9,705	$9,843
11/30/17	$9,615	$9,911	$9,952
12/31/17	$9,637	$9,937	$9,987
1/31/18	$9,746	$10,239	$10,106
2/28/18	$9,645	$10,152	$10,016
3/31/18	$9,733	$10,298	$10,123
4/30/18	$9,604	$10,064	$9,961
5/31/18	$9,463	$9,876	$9,885
6/30/18	$9,411	$9,807	$9,841
7/31/18	$9,406	$9,771	$9,825
8/31/18	$9,392	$9,741	$9,835
9/30/18	$9,338	$9,636	$9,750
10/31/18	$9,216	$9,502	$9,641
11/30/18	$9,201	$9,513	$9,672
12/31/18	$9,332	$9,724	$9,867
1/31/19	$9,513	$9,905	$10,017
2/28/19	$9,467	$9,802	$9,960
3/31/19	$9,589	$9,872	$10,084
4/30/19	$9,584	$9,811	$10,054
5/31/19	$9,688	$9,914	$10,191
6/30/19	$9,908	$10,209	$10,417
7/31/19	$9,852	$10,136	$10,388
8/31/19	$10,063	$10,297	$10,599
9/30/19	$9,968	$10,150	$10,491
10/31/19	$10,031	$10,248	$10,561
11/30/19	$9,945	$10,109	$10,481
12/31/19	$9,979	$10,219	$10,542
1/31/20	$10,093	$10,296	$10,677
2/29/20	$10,109	$10,275	$10,748
3/31/20	$9,874	$9,945	$10,508
4/30/20	$10,044	$10,148	$10,714
5/31/20	$10,096	$10,178	$10,761
6/30/20	$10,181	$10,281	$10,856
7/31/20	$10,595	$10,738	$11,203
8/31/20	$10,610	$10,769	$11,186
9/30/20	$10,544	$10,707	$11,145
10/31/20	$10,549	$10,756	$11,156
11/30/20	$10,815	$11,012	$11,359
12/31/20	$10,999	$11,251	$11,511
1/31/21	$10,899	$11,136	$11,410
2/28/21	$10,743	$10,920	$11,214
3/31/21	$10,575	$10,656	$10,998
4/30/21	$10,708	$10,829	$11,137
5/31/21	$10,800	$10,976	$11,241
6/30/21	$10,716	$10,754	$11,142
7/31/21	$10,829	$10,916	$11,291
8/31/21	$10,775	$10,849	$11,244
9/30/21	$10,598	$10,583	$11,044
10/31/21	$10,600	$10,542	$11,017
11/30/21	$10,575	$10,466	$10,985
12/31/21	$10,560	$10,458	$10,970
1/31/22	$10,376	$10,254	$10,745
2/28/22	$10,276	$10,140	$10,617
3/31/22	$10,007	$9,815	$10,294
4/30/22	$9,467	$9,145	$9,730
5/31/22	$9,458	$9,145	$9,756
6/30/22	$9,134	$8,734	$9,443
7/31/22	$9,309	$8,902	$9,644
8/31/22	$8,940	$8,458	$9,263
9/30/22	$8,508	$7,961	$8,788
10/31/22	$8,403	$7,950	$8,727
11/30/22	$8,867	$8,393	$9,138
12/31/22	$8,915	$8,503	$9,187
1/31/23	$9,236	$8,799	$9,489
2/28/23	$8,897	$8,448	$9,173
3/31/23	$9,111	$8,763	$9,463
4/30/23	$9,135	$8,788	$9,505
5/31/23	$8,937	$8,552	$9,319
6/30/23	$8,938	$8,574	$9,319
7/31/23	$8,987	$8,684	$9,383
8/31/23	$8,837	$8,512	$9,255
9/30/23	$8,558	$8,231	$8,984
10/31/23	$8,461	$8,156	$8,877
11/30/23	$8,880	$8,606	$9,325
12/31/23	$9,303	$8,989	$9,712
1/31/24	$9,159	$8,784	$9,578
2/29/24	$9,047	$8,680	$9,458
3/31/24	$9,109	$8,701	$9,510
4/30/24	$8,885	$8,475	$9,270
5/31/24	$8,995	$8,560	$9,391
6/30/24	$8,988	$8,517	$9,405
7/31/24	$9,260	$8,786	$9,665
8/31/24	$9,463	$9,061	$9,893
9/30/24	$9,629	$9,242	$10,062
10/31/24	$9,297	$8,861	$9,724
11/30/24	$9,336	$8,841	$9,758
12/31/24	$9,119	$8,610	$9,548
1/31/25	$9,172	$8,661	$9,603
2/28/25	$9,305	$8,731	$9,740
3/31/25	$9,333	$8,828	$9,800
4/30/25	$9,600	$9,279	$10,088
5/31/25	$9,558	$9,269	$10,052
6/30/25	$9,754	$9,472	$10,243
7/31/25	$9,567	$9,234	$10,090
8/31/25	$9,742	$9,387	$10,237
9/30/25	$9,815	$9,415	$10,303
10/31/25	$9,791	$9,324	$10,277
11/30/25	$9,799	$9,317	$10,301
12/31/25	$9,842	$9,371	$10,328
1/31/26	$9,946	$9,523	$10,425
2/28/26	$10,050	$9,592	$10,541
3/31/26	$9,664	$9,197	$10,217
4/30/26	$9,791	$9,394	$10,345
5/31/26	$9,860	$9,426	$10,379
6/30/26	$9,820	$9,287	$10,306
7/31/26	$9,742	$9,295	$10,251

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	1.82%	(2.09%)	(0.26%)
Bloomberg Global Aggregate ex USD 50% Hedged Index	0.67%	(3.16%)	(0.73%)
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 154,117,328
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 345,297
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$154,117,328
# of Portfolio Holdings	467
Portfolio Turnover Rate	140%
Total Advisory Fees Paid (includes Administration Fees)	$345,297

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	4.3%
Asset-backed securities	4.5%
U.S. government agency obligations	12.7%
Corporate bonds	37.1%
Non-U.S. government agency obligations	39.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.125%, due 03/07/31	10.8%
Bundesrepublik Deutschland Bundesanleihe, 5.500%, due 01/04/31	6.0
Uniform Mortgage-Backed Security, TBA, 5.500%	3.8
U.K. Gilts, 4.375%, due 03/07/28	2.8
U.S. Treasury Notes, 3.625%, due 10/31/30	2.5

Material Fund Change [Text Block]
C000016533
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class A
Trading Symbol	PHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/16	$9,629	$10,000	$10,000
8/31/16	$9,855	$10,210	$9,989
9/30/16	$9,903	$10,266	$9,983
10/31/16	$9,959	$10,309	$9,906
11/30/16	$9,935	$10,247	$9,672
12/31/16	$10,126	$10,441	$9,686
1/31/17	$10,257	$10,591	$9,705
2/28/17	$10,416	$10,750	$9,770
3/31/17	$10,401	$10,742	$9,765
4/30/17	$10,508	$10,872	$9,840
5/31/17	$10,577	$10,955	$9,916
6/30/17	$10,539	$10,965	$9,906
7/31/17	$10,681	$11,084	$9,949
8/31/17	$10,687	$11,118	$10,038
9/30/17	$10,798	$11,212	$9,990
10/31/17	$10,875	$11,280	$9,996
11/30/17	$10,841	$11,247	$9,983
12/31/17	$10,884	$11,278	$10,029
1/31/18	$10,952	$11,351	$9,913
2/28/18	$10,868	$11,258	$9,819
3/31/18	$10,804	$11,211	$9,882
4/30/18	$10,884	$11,257	$9,809
5/31/18	$10,854	$11,201	$9,879
6/30/18	$10,849	$11,195	$9,867
7/31/18	$10,976	$11,352	$9,869
8/31/18	$10,981	$11,349	$9,932
9/30/18	$11,074	$11,448	$9,868
10/31/18	$10,874	$11,304	$9,790
11/30/18	$10,719	$11,196	$9,849
12/31/18	$10,545	$11,063	$10,030
1/31/19	$10,949	$11,507	$10,136
2/28/19	$11,113	$11,702	$10,131
3/31/19	$11,189	$11,824	$10,325
4/30/19	$11,333	$11,983	$10,328
5/31/19	$11,209	$11,866	$10,511
6/30/19	$11,435	$12,160	$10,643
7/31/19	$11,487	$12,247	$10,666
8/31/19	$11,478	$12,253	$10,943
9/30/19	$11,541	$12,314	$10,885
10/31/19	$11,553	$12,381	$10,917
11/30/19	$11,604	$12,445	$10,912
12/31/19	$11,834	$12,671	$10,904
1/31/20	$11,870	$12,721	$11,114
2/29/20	$11,679	$12,547	$11,314
3/31/20	$10,018	$10,956	$11,247
4/30/20	$10,441	$11,455	$11,447
5/31/20	$10,963	$11,968	$11,501
6/30/20	$11,196	$12,173	$11,573
7/31/20	$11,631	$12,636	$11,746
8/31/20	$11,849	$12,801	$11,651
9/30/20	$11,722	$12,673	$11,645
10/31/20	$11,778	$12,726	$11,593
11/30/20	$12,390	$13,257	$11,707
12/31/20	$12,684	$13,508	$11,723
1/31/21	$12,737	$13,536	$11,639
2/28/21	$12,827	$13,597	$11,471
3/31/21	$12,870	$13,604	$11,327
4/30/21	$13,040	$13,748	$11,417
5/31/21	$13,094	$13,805	$11,454
6/30/21	$13,236	$13,933	$11,535
7/31/21	$13,199	$13,929	$11,664
8/31/21	$13,292	$14,024	$11,641
9/30/21	$13,215	$13,963	$11,541
10/31/21	$13,083	$13,865	$11,537
11/30/21	$12,914	$13,718	$11,572
12/31/21	$13,113	$13,919	$11,542
1/31/22	$12,807	$13,584	$11,293
2/28/22	$12,579	$13,301	$11,167
3/31/22	$12,481	$13,154	$10,857
4/30/22	$12,090	$12,735	$10,445
5/31/22	$12,004	$12,690	$10,512
6/30/22	$11,140	$11,845	$10,347
7/31/22	$11,695	$12,434	$10,600
8/31/22	$11,541	$12,243	$10,301
9/30/22	$11,045	$11,728	$9,856
10/31/22	$11,246	$11,951	$9,728
11/30/22	$11,641	$12,350	$10,086
12/31/22	$11,611	$12,345	$10,040
1/31/23	$12,084	$12,825	$10,349
2/28/23	$11,937	$12,676	$10,082
3/31/23	$12,021	$12,755	$10,338
4/30/23	$12,107	$12,844	$10,400
5/31/23	$12,010	$12,771	$10,287
6/30/23	$12,216	$12,961	$10,250
7/31/23	$12,370	$13,145	$10,243
8/31/23	$12,377	$13,164	$10,178
9/30/23	$12,288	$13,081	$9,919
10/31/23	$12,144	$12,955	$9,763
11/30/23	$12,642	$13,491	$10,205
12/31/23	$13,073	$13,964	$10,595
1/31/24	$13,108	$14,025	$10,566
2/29/24	$13,174	$14,093	$10,417
3/31/24	$13,304	$14,254	$10,513
4/30/24	$13,188	$14,153	$10,248
5/31/24	$13,350	$14,334	$10,421
6/30/24	$13,479	$14,466	$10,520
7/31/24	$13,670	$14,726	$10,766
8/31/24	$13,869	$14,952	$10,920
9/30/24	$14,062	$15,189	$11,067
10/31/24	$14,011	$15,155	$10,792
11/30/24	$14,143	$15,300	$10,906
12/31/24	$14,088	$15,273	$10,728
1/31/25	$14,259	$15,458	$10,785
2/28/25	$14,393	$15,596	$11,022
3/31/25	$14,241	$15,464	$11,026
4/30/25	$14,214	$15,450	$11,070
5/31/25	$14,436	$15,695	$10,990
6/30/25	$14,678	$15,950	$11,159
7/31/25	$14,785	$16,078	$11,130
8/31/25	$14,928	$16,251	$11,263
9/30/25	$15,070	$16,375	$11,386
10/31/25	$15,112	$16,422	$11,457
11/30/25	$15,169	$16,478	$11,528
12/31/25	$15,258	$16,587	$11,511
1/31/26	$15,371	$16,705	$11,523
2/28/26	$15,421	$16,761	$11,712
3/31/26	$15,123	$16,496	$11,506
4/30/26	$15,444	$16,820	$11,519
5/31/26	$15,517	$16,934	$11,554
6/30/26	$15,586	$17,006	$11,582
7/31/26	$15,518	$16,957	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.96%	3.29%	4.89%
Class A with Load	1.07%	2.50%	4.49%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	4.01%	5.42%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 155,800,708
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 791,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

Material Fund Change [Text Block]
C000016537
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P
Trading Symbol	PHYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,236	$10,210	$9,989
9/30/16	$10,297	$10,266	$9,983
10/31/16	$10,347	$10,309	$9,906
11/30/16	$10,333	$10,247	$9,672
12/31/16	$10,522	$10,441	$9,686
1/31/17	$10,670	$10,591	$9,705
2/28/17	$10,826	$10,750	$9,770
3/31/17	$10,811	$10,742	$9,765
4/30/17	$10,934	$10,872	$9,840
5/31/17	$10,996	$10,955	$9,916
6/30/17	$10,969	$10,965	$9,906
7/31/17	$11,107	$11,084	$9,949
8/31/17	$11,114	$11,118	$10,038
9/30/17	$11,241	$11,212	$9,990
10/31/17	$11,311	$11,280	$9,996
11/30/17	$11,278	$11,247	$9,983
12/31/17	$11,324	$11,278	$10,029
1/31/18	$11,409	$11,351	$9,913
2/28/18	$11,312	$11,258	$9,819
3/31/18	$11,249	$11,211	$9,882
4/30/18	$11,334	$11,257	$9,809
5/31/18	$11,305	$11,201	$9,879
6/30/18	$11,302	$11,195	$9,867
7/31/18	$11,436	$11,352	$9,869
8/31/18	$11,444	$11,349	$9,932
9/30/18	$11,543	$11,448	$9,868
10/31/18	$11,337	$11,304	$9,790
11/30/18	$11,178	$11,196	$9,849
12/31/18	$10,999	$11,063	$10,030
1/31/19	$11,422	$11,507	$10,136
2/28/19	$11,595	$11,702	$10,131
3/31/19	$11,665	$11,824	$10,325
4/30/19	$11,829	$11,983	$10,328
5/31/19	$11,690	$11,866	$10,511
6/30/19	$11,928	$12,160	$10,643
7/31/19	$11,985	$12,247	$10,666
8/31/19	$11,979	$12,253	$10,943
9/30/19	$12,046	$12,314	$10,885
10/31/19	$12,062	$12,381	$10,917
11/30/19	$12,117	$12,445	$10,912
12/31/19	$12,360	$12,671	$10,904
1/31/20	$12,400	$12,721	$11,114
2/29/20	$12,203	$12,547	$11,314
3/31/20	$10,459	$10,956	$11,247
4/30/20	$10,916	$11,455	$11,447
5/31/20	$11,450	$11,968	$11,501
6/30/20	$11,696	$12,173	$11,573
7/31/20	$12,153	$12,636	$11,746
8/31/20	$12,384	$12,801	$11,651
9/30/20	$12,266	$12,673	$11,645
10/31/20	$12,315	$12,726	$11,593
11/30/20	$12,957	$13,257	$11,707
12/31/20	$13,254	$13,508	$11,723
1/31/21	$13,325	$13,536	$11,639
2/28/21	$13,422	$13,597	$11,471
3/31/21	$13,472	$13,604	$11,327
4/30/21	$13,652	$13,748	$11,417
5/31/21	$13,712	$13,805	$11,454
6/30/21	$13,850	$13,933	$11,535
7/31/21	$13,828	$13,929	$11,664
8/31/21	$13,915	$14,024	$11,641
9/30/21	$13,837	$13,963	$11,541
10/31/21	$13,702	$13,865	$11,537
11/30/21	$13,527	$13,718	$11,572
12/31/21	$13,739	$13,919	$11,542
1/31/22	$13,420	$13,584	$11,293
2/28/22	$13,184	$13,301	$11,167
3/31/22	$13,084	$13,154	$10,857
4/30/22	$12,676	$12,735	$10,445
5/31/22	$12,575	$12,690	$10,512
6/30/22	$11,669	$11,845	$10,347
7/31/22	$12,269	$12,434	$10,600
8/31/22	$12,095	$12,243	$10,301
9/30/22	$11,577	$11,728	$9,856
10/31/22	$11,804	$11,951	$9,728
11/30/22	$12,206	$12,350	$10,086
12/31/22	$12,177	$12,345	$10,040
1/31/23	$12,676	$12,825	$10,349
2/28/23	$12,524	$12,676	$10,082
3/31/23	$12,614	$12,755	$10,338
4/30/23	$12,708	$12,844	$10,400
5/31/23	$12,608	$12,771	$10,287
6/30/23	$12,812	$12,961	$10,250
7/31/23	$12,992	$13,145	$10,243
8/31/23	$13,003	$13,164	$10,178
9/30/23	$12,896	$13,081	$9,919
10/31/23	$12,747	$12,955	$9,763
11/30/23	$13,274	$13,491	$10,205
12/31/23	$13,731	$13,964	$10,595
1/31/24	$13,787	$14,025	$10,566
2/29/24	$13,844	$14,093	$10,417
3/31/24	$13,984	$14,254	$10,513
4/30/24	$13,864	$14,153	$10,248
5/31/24	$14,038	$14,334	$10,421
6/30/24	$14,161	$14,466	$10,520
7/31/24	$14,382	$14,726	$10,766
8/31/24	$14,595	$14,952	$10,920
9/30/24	$14,802	$15,189	$11,067
10/31/24	$14,751	$15,155	$10,792
11/30/24	$14,893	$15,300	$10,906
12/31/24	$14,840	$15,273	$10,728
1/31/25	$15,006	$15,458	$10,785
2/28/25	$15,150	$15,596	$11,022
3/31/25	$15,010	$15,464	$11,026
4/30/25	$14,968	$15,450	$11,070
5/31/25	$15,206	$15,695	$10,990
6/30/25	$15,465	$15,950	$11,159
7/31/25	$15,581	$16,078	$11,130
8/31/25	$15,736	$16,251	$11,263
9/30/25	$15,890	$16,375	$11,386
10/31/25	$15,920	$16,422	$11,457
11/30/25	$15,983	$16,478	$11,528
12/31/25	$16,098	$16,587	$11,511
1/31/26	$16,203	$16,705	$11,523
2/28/26	$16,260	$16,761	$11,712
3/31/26	$15,966	$16,496	$11,506
4/30/26	$16,291	$16,820	$11,519
5/31/26	$16,372	$16,934	$11,554
6/30/26	$16,448	$17,006	$11,582
7/31/26	$16,380	$16,957	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.13%	3.45%	5.06%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	4.01%	5.42%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 155,800,708
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 791,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

Material Fund Change [Text Block]
C000228113
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P2
Trading Symbol	PHDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector allocation and issuer selection added value in wireline telecom, real estate, and media content.

• Telefónica, Altice France, Heimstaden Bostad, X Corp, and iHeartMedia were among the strongest contributors.

What didn’t work:

• Sector allocation and issuer selection detracted in financial services, specialty retail, and oil refining.

• Lycra, Saks, and Consolidated Energy were the primary detractors due to company-specific challenges and credit concerns.

• The portfolio continues to hold positions in Lycra and Consolidated Energy. The position in Saks has been reduced to nearly zero.

The Fund used currency forwards to hedge the portfolio to USD, but these instruments did not meaningfully impact performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	ICE BofA Global High Yield Index (Hedged in USD)	Bloomberg US Aggregate Bond Index
9/16/21	$10,000	$10,000	$10,000
9/30/21	$9,921	$9,931	$9,906
10/31/21	$9,809	$9,862	$9,904
11/30/21	$9,678	$9,757	$9,933
12/31/21	$9,830	$9,900	$9,908
1/31/22	$9,601	$9,662	$9,694
2/28/22	$9,443	$9,460	$9,586
3/31/22	$9,378	$9,356	$9,320
4/30/22	$9,084	$9,058	$8,966
5/31/22	$9,018	$9,026	$9,024
6/30/22	$8,378	$8,425	$8,882
7/31/22	$8,804	$8,844	$9,099
8/31/22	$8,690	$8,708	$8,842
9/30/22	$8,321	$8,342	$8,460
10/31/22	$8,483	$8,500	$8,351
11/30/22	$8,780	$8,784	$8,658
12/31/22	$8,771	$8,781	$8,619
1/31/23	$9,127	$9,122	$8,884
2/28/23	$9,018	$9,016	$8,654
3/31/23	$9,076	$9,072	$8,874
4/30/23	$9,140	$9,136	$8,928
5/31/23	$9,078	$9,084	$8,830
6/30/23	$9,231	$9,219	$8,799
7/31/23	$9,357	$9,350	$8,793
8/31/23	$9,374	$9,363	$8,737
9/30/23	$9,307	$9,304	$8,515
10/31/23	$9,198	$9,214	$8,380
11/30/23	$9,570	$9,596	$8,760
12/31/23	$9,903	$9,932	$9,095
1/31/24	$9,940	$9,976	$9,070
2/29/24	$10,000	$10,024	$8,942
3/31/24	$10,097	$10,138	$9,025
4/30/24	$10,021	$10,067	$8,797
5/31/24	$10,142	$10,195	$8,946
6/30/24	$10,237	$10,289	$9,030
7/31/24	$10,391	$10,474	$9,241
8/31/24	$10,550	$10,635	$9,374
9/30/24	$10,706	$10,804	$9,500
10/31/24	$10,667	$10,779	$9,264
11/30/24	$10,776	$10,882	$9,362
12/31/24	$10,736	$10,863	$9,209
1/31/25	$10,862	$10,995	$9,258
2/28/25	$10,974	$11,093	$9,461
3/31/25	$10,859	$10,999	$9,465
4/30/25	$10,839	$10,989	$9,502
5/31/25	$11,016	$11,164	$9,434
6/30/25	$11,195	$11,345	$9,579
7/31/25	$11,287	$11,436	$9,554
8/31/25	$11,405	$11,559	$9,668
9/30/25	$11,523	$11,647	$9,774
10/31/25	$11,554	$11,680	$9,835
11/30/25	$11,595	$11,720	$9,896
12/31/25	$11,673	$11,798	$9,881
1/31/26	$11,769	$11,881	$9,892
2/28/26	$11,806	$11,922	$10,054
3/31/26	$11,596	$11,733	$9,876
4/30/26	$11,834	$11,963	$9,888
5/31/26	$11,902	$12,044	$9,918
6/30/26	$11,952	$12,096	$9,942
7/31/26	$11,914	$12,061	$9,813

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 9/16/21
Class P2	5.55%	3.66%
ICE BofA Global High Yield Index (Hedged in USD)	5.46%	3.92%
Bloomberg US Aggregate Bond Index	2.71%	(0.39%)

Performance Inception Date	Sep. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 155,800,708
Holdings Count | Holding	1,425
Advisory Fees Paid, Amount	$ 791,634
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$155,800,708
# of Portfolio Holdings	1,425
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (includes Administration Fees)	$791,634

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	9.3%
Financial	13.0%
Energy	14.1%
Communications	14.5%
Consumer Staples	21.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
1261229 BC Ltd., 10.000%, due 04/15/32	0.4
TransDigm, Inc., 6.375%, due 05/31/33	0.4
Heimstaden Bostad AB, 2.625%, due 02/01/27	0.3

Material Fund Change [Text Block]
C000007355
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class A
Trading Symbol	PIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector and rating positioning added value, led by exposures to high yield and investment grade corporate bonds, senior floating rate loans, asset backed securities, and commercial mortgage-backed securities.

• Security selection contributed, particularly among senior floating-rate loans in the cable/satellite, consumer cyclical, financial services, industrial, transportation, and utilities industries, as well as business development companies.

• Venture debt asset backed securities and single-borrower floating-rate commercial mortgage-backed securities positions supported performance.

What didn’t work:

• Investment grade bonds issued by banks, life insurers, and property & casualty insurers detracted from performance.

• High-yield bonds issued by technology companies underperformed.

• Triple net lease asset backed securities, single-borrower fixed-rate and conduit fixed-rate commercial mortgage-backed securities positions, and senior floating-rate loans issued by wireline companies detracted from results.

The only use of derivatives came from employing Treasury futures to manage the duration of the portfolio to align with the benchmark. There was no active use of derivatives to make investment bets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index
7/31/16	$9,621	$10,000
8/31/16	$9,600	$9,989
9/30/16	$9,617	$9,983
10/31/16	$9,596	$9,906
11/30/16	$9,458	$9,672
12/31/16	$9,467	$9,686
1/31/17	$9,484	$9,705
2/28/17	$9,526	$9,770
3/31/17	$9,536	$9,765
4/30/17	$9,601	$9,840
5/31/17	$9,670	$9,916
6/30/17	$9,662	$9,906
7/31/17	$9,702	$9,949
8/31/17	$9,780	$10,038
9/30/17	$9,733	$9,990
10/31/17	$9,727	$9,996
11/30/17	$9,711	$9,983
12/31/17	$9,751	$10,029
1/31/18	$9,631	$9,913
2/28/18	$9,528	$9,819
3/31/18	$9,570	$9,882
4/30/18	$9,501	$9,809
5/31/18	$9,560	$9,879
6/30/18	$9,541	$9,867
7/31/18	$9,563	$9,869
8/31/18	$9,598	$9,932
9/30/18	$9,546	$9,868
10/31/18	$9,463	$9,790
11/30/18	$9,500	$9,849
12/31/18	$9,645	$10,030
1/31/19	$9,781	$10,136
2/28/19	$9,786	$10,131
3/31/19	$9,971	$10,325
4/30/19	$9,960	$10,328
5/31/19	$10,114	$10,511
6/30/19	$10,234	$10,643
7/31/19	$10,263	$10,666
8/31/19	$10,489	$10,943
9/30/19	$10,442	$10,885
10/31/19	$10,469	$10,917
11/30/19	$10,470	$10,912
12/31/19	$10,447	$10,904
1/31/20	$10,648	$11,114
2/29/20	$10,792	$11,314
3/31/20	$10,605	$11,247
4/30/20	$10,858	$11,447
5/31/20	$10,959	$11,501
6/30/20	$11,067	$11,573
7/31/20	$11,250	$11,746
8/31/20	$11,169	$11,651
9/30/20	$11,162	$11,645
10/31/20	$11,118	$11,593
11/30/20	$11,234	$11,707
12/31/20	$11,258	$11,723
1/31/21	$11,185	$11,639
2/28/21	$11,017	$11,471
3/31/21	$10,860	$11,327
4/30/21	$10,958	$11,417
5/31/21	$10,967	$11,454
6/30/21	$11,055	$11,535
7/31/21	$11,169	$11,664
8/31/21	$11,152	$11,641
9/30/21	$11,064	$11,541
10/31/21	$11,047	$11,537
11/30/21	$11,047	$11,572
12/31/21	$11,024	$11,542
1/31/22	$10,792	$11,293
2/28/22	$10,642	$11,167
3/31/22	$10,352	$10,857
4/30/22	$9,926	$10,445
5/31/22	$9,985	$10,512
6/30/22	$9,787	$10,347
7/31/22	$10,043	$10,600
8/31/22	$9,748	$10,301
9/30/22	$9,357	$9,856
10/31/22	$9,239	$9,728
11/30/22	$9,570	$10,086
12/31/22	$9,524	$10,040
1/31/23	$9,881	$10,349
2/28/23	$9,640	$10,082
3/31/23	$9,804	$10,338
4/30/23	$9,892	$10,400
5/31/23	$9,770	$10,287
6/30/23	$9,775	$10,250
7/31/23	$9,814	$10,243
8/31/23	$9,776	$10,178
9/30/23	$9,554	$9,919
10/31/23	$9,404	$9,763
11/30/23	$9,839	$10,205
12/31/23	$10,253	$10,595
1/31/24	$10,265	$10,566
2/29/24	$10,175	$10,417
3/31/24	$10,292	$10,513
4/30/24	$10,068	$10,248
5/31/24	$10,244	$10,421
6/30/24	$10,359	$10,520
7/31/24	$10,561	$10,766
8/31/24	$10,738	$10,920
9/30/24	$10,876	$11,067
10/31/24	$10,653	$10,792
11/30/24	$10,778	$10,906
12/31/24	$10,621	$10,728
1/31/25	$10,667	$10,785
2/28/25	$10,906	$11,022
3/31/25	$10,883	$11,026
4/30/25	$10,904	$11,070
5/31/25	$10,868	$10,990
6/30/25	$11,068	$11,159
7/31/25	$11,045	$11,130
8/31/25	$11,164	$11,263
9/30/25	$11,280	$11,386
10/31/25	$11,349	$11,457
11/30/25	$11,419	$11,528
12/31/25	$11,393	$11,511
1/31/26	$11,410	$11,523
2/28/26	$11,582	$11,712
3/31/26	$11,383	$11,506
4/30/26	$11,410	$11,519
5/31/26	$11,444	$11,554
6/30/26	$11,503	$11,582
7/31/26	$11,342	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.69%	0.31%	1.66%
Class A with Load	(1.17%)	(0.46%)	1.27%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 187,161,255
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 563,411
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$187,161,255
# of Portfolio Holdings	263
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (includes Administration Fees)	$563,411

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	8.9%
Mortgage-backed securities	10.4%
Loan assignments	14.5%
Asset-backed securities	15.9%
Corporate bonds	44.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.375%, due 05/15/40	2.9%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.1
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.4
Ellington Financial, Inc., Series C	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2

Material Fund Change [Text Block]
C000007354
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class P
Trading Symbol	PCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Sector and rating positioning added value, led by exposures to high yield and investment grade corporate bonds, senior floating rate loans, asset backed securities, and commercial mortgage-backed securities.

• Security selection contributed, particularly among senior floating-rate loans in the cable/satellite, consumer cyclical, financial services, industrial, transportation, and utilities industries, as well as business development companies.

• Venture debt asset backed securities and single-borrower floating-rate commercial mortgage-backed securities positions supported performance.

What didn’t work:

• Investment grade bonds issued by banks, life insurers, and property & casualty insurers detracted from performance.

• High-yield bonds issued by technology companies underperformed.

• Triple net lease asset backed securities, single-borrower fixed-rate and conduit fixed-rate commercial mortgage-backed securities positions, and senior floating-rate loans issued by wireline companies detracted from results.

The only use of derivatives came from employing Treasury futures to manage the duration of the portfolio to align with the benchmark. There was no active use of derivatives to make investment bets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000
8/31/16	$9,980	$9,989
9/30/16	$10,008	$9,983
10/31/16	$9,980	$9,906
11/30/16	$9,839	$9,672
12/31/16	$9,850	$9,686
1/31/17	$9,878	$9,705
2/28/17	$9,915	$9,770
3/31/17	$9,928	$9,765
4/30/17	$9,998	$9,840
5/31/17	$10,072	$9,916
6/30/17	$10,065	$9,906
7/31/17	$10,109	$9,949
8/31/17	$10,193	$10,038
9/30/17	$10,146	$9,990
10/31/17	$10,142	$9,996
11/30/17	$10,128	$9,983
12/31/17	$10,171	$10,029
1/31/18	$10,048	$9,913
2/28/18	$9,943	$9,819
3/31/18	$9,997	$9,882
4/30/18	$9,927	$9,809
5/31/18	$9,982	$9,879
6/30/18	$9,971	$9,867
7/31/18	$9,987	$9,869
8/31/18	$10,035	$9,932
9/30/18	$9,983	$9,868
10/31/18	$9,889	$9,790
11/30/18	$9,930	$9,849
12/31/18	$10,084	$10,030
1/31/19	$10,228	$10,136
2/28/19	$10,235	$10,131
3/31/19	$10,440	$10,325
4/30/19	$10,431	$10,328
5/31/19	$10,594	$10,511
6/30/19	$10,721	$10,643
7/31/19	$10,746	$10,666
8/31/19	$10,984	$10,943
9/30/19	$10,937	$10,885
10/31/19	$10,977	$10,917
11/30/19	$10,980	$10,912
12/31/19	$10,958	$10,904
1/31/20	$11,171	$11,114
2/29/20	$11,324	$11,314
3/31/20	$11,123	$11,247
4/30/20	$11,399	$11,447
5/31/20	$11,507	$11,501
6/30/20	$11,614	$11,573
7/31/20	$11,808	$11,746
8/31/20	$11,734	$11,651
9/30/20	$11,721	$11,645
10/31/20	$11,678	$11,593
11/30/20	$11,811	$11,707
12/31/20	$11,838	$11,723
1/31/21	$11,754	$11,639
2/28/21	$11,589	$11,471
3/31/21	$11,427	$11,327
4/30/21	$11,532	$11,417
5/31/21	$11,544	$11,454
6/30/21	$11,630	$11,535
7/31/21	$11,762	$11,664
8/31/21	$11,746	$11,641
9/30/21	$11,647	$11,541
10/31/21	$11,632	$11,537
11/30/21	$11,643	$11,572
12/31/21	$11,621	$11,542
1/31/22	$11,370	$11,293
2/28/22	$11,214	$11,167
3/31/22	$10,911	$10,857
4/30/22	$10,474	$10,445
5/31/22	$10,529	$10,512
6/30/22	$10,322	$10,347
7/31/22	$10,595	$10,600
8/31/22	$10,295	$10,301
9/30/22	$9,875	$9,856
10/31/22	$9,753	$9,728
11/30/22	$10,105	$10,086
12/31/22	$10,067	$10,040
1/31/23	$10,447	$10,349
2/28/23	$10,184	$10,082
3/31/23	$10,359	$10,338
4/30/23	$10,465	$10,400
5/31/23	$10,329	$10,287
6/30/23	$10,336	$10,250
7/31/23	$10,379	$10,243
8/31/23	$10,342	$10,178
9/30/23	$10,119	$9,919
10/31/23	$9,962	$9,763
11/30/23	$10,425	$10,205
12/31/23	$10,855	$10,595
1/31/24	$10,870	$10,566
2/29/24	$10,777	$10,417
3/31/24	$10,914	$10,513
4/30/24	$10,668	$10,248
5/31/24	$10,857	$10,421
6/30/24	$10,981	$10,520
7/31/24	$11,197	$10,766
8/31/24	$11,387	$10,920
9/30/24	$11,537	$11,067
10/31/24	$11,313	$10,792
11/30/24	$11,447	$10,906
12/31/24	$11,272	$10,728
1/31/25	$11,324	$10,785
2/28/25	$11,580	$11,022
3/31/25	$11,558	$11,026
4/30/25	$11,583	$11,070
5/31/25	$11,546	$10,990
6/30/25	$11,761	$11,159
7/31/25	$11,740	$11,130
8/31/25	$11,868	$11,263
9/30/25	$11,995	$11,386
10/31/25	$12,070	$11,457
11/30/25	$12,147	$11,528
12/31/25	$12,122	$11,511
1/31/26	$12,154	$11,523
2/28/26	$12,328	$11,712
3/31/26	$12,119	$11,506
4/30/26	$12,162	$11,519
5/31/26	$12,189	$11,554
6/30/26	$12,255	$11,582
7/31/26	$12,098	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	3.05%	0.56%	1.92%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 187,161,255
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 563,411
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$187,161,255
# of Portfolio Holdings	263
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (includes Administration Fees)	$563,411

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury obligations	8.9%
Mortgage-backed securities	10.4%
Loan assignments	14.5%
Asset-backed securities	15.9%
Corporate bonds	44.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.375%, due 05/15/40	2.9%
U.S. Treasury Notes, 4.000%, due 02/15/34	2.1
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.4
Ellington Financial, Inc., Series C	1.3
SBA Tower Trust, 6.599%, due 01/15/28	1.2

Material Fund Change [Text Block]
C000008165
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class A
Trading Symbol	PWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.25%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	MSCI EAFE Index (net)
7/31/16	$9,447	$10,000
8/31/16	$9,514	$10,007
9/30/16	$9,567	$10,130
10/31/16	$9,354	$9,923
11/30/16	$9,154	$9,725
12/31/16	$9,443	$10,058
1/31/17	$9,708	$10,349
2/28/17	$9,858	$10,497
3/31/17	$10,157	$10,786
4/30/17	$10,394	$11,061
5/31/17	$10,768	$11,467
6/30/17	$10,666	$11,447
7/31/17	$11,026	$11,777
8/31/17	$11,026	$11,772
9/30/17	$11,318	$12,065
10/31/17	$11,583	$12,248
11/30/17	$11,658	$12,377
12/31/17	$11,819	$12,576
1/31/18	$12,469	$13,206
2/28/18	$11,826	$12,610
3/31/18	$11,715	$12,383
4/30/18	$11,895	$12,666
5/31/18	$11,701	$12,381
6/30/18	$11,515	$12,230
7/31/18	$11,784	$12,531
8/31/18	$11,660	$12,289
9/30/18	$11,653	$12,396
10/31/18	$10,719	$11,409
11/30/18	$10,691	$11,395
12/31/18	$10,182	$10,841
1/31/19	$10,819	$11,554
2/28/19	$11,119	$11,848
3/31/19	$11,194	$11,923
4/30/19	$11,599	$12,258
5/31/19	$10,797	$11,670
6/30/19	$11,494	$12,362
7/31/19	$11,247	$12,205
8/31/19	$10,894	$11,889
9/30/19	$11,217	$12,230
10/31/19	$11,629	$12,669
11/30/19	$11,727	$12,812
12/31/19	$12,099	$13,228
1/31/20	$11,854	$12,952
2/29/20	$10,962	$11,781
3/31/20	$9,326	$10,209
4/30/20	$10,002	$10,868
5/31/20	$10,555	$11,341
6/30/20	$10,916	$11,728
7/31/20	$11,247	$12,001
8/31/20	$11,723	$12,618
9/30/20	$11,531	$12,290
10/31/20	$11,224	$11,799
11/30/20	$12,837	$13,628
12/31/20	$13,413	$14,262
1/31/21	$13,312	$14,110
2/28/21	$13,560	$14,427
3/31/21	$13,941	$14,758
4/30/21	$14,283	$15,202
5/31/21	$14,974	$15,698
6/30/21	$14,749	$15,521
7/31/21	$14,780	$15,638
8/31/21	$15,059	$15,914
9/30/21	$14,593	$15,452
10/31/21	$15,075	$15,832
11/30/21	$14,384	$15,095
12/31/21	$15,043	$15,868
1/31/22	$14,799	$15,102
2/28/22	$14,280	$14,835
3/31/22	$14,129	$14,930
4/30/22	$13,315	$13,964
5/31/22	$13,542	$14,069
6/30/22	$12,443	$12,763
7/31/22	$12,997	$13,399
8/31/22	$12,217	$12,763
9/30/22	$11,068	$11,569
10/31/22	$11,714	$12,191
11/30/22	$13,215	$13,564
12/31/22	$12,884	$13,575
1/31/23	$13,938	$14,674
2/28/23	$13,601	$14,368
3/31/23	$14,085	$14,724
4/30/23	$14,396	$15,140
5/31/23	$14,024	$14,499
6/30/23	$14,637	$15,159
7/31/23	$15,035	$15,650
8/31/23	$14,465	$15,050
9/30/23	$14,016	$14,536
10/31/23	$13,584	$13,947
11/30/23	$14,750	$15,241
12/31/23	$15,475	$16,051
1/31/24	$15,403	$16,143
2/29/24	$15,772	$16,439
3/31/24	$16,257	$16,979
4/30/24	$15,879	$16,545
5/31/24	$16,697	$17,186
6/30/24	$16,391	$16,908
7/31/24	$16,939	$17,404
8/31/24	$17,523	$17,970
9/30/24	$17,694	$18,136
10/31/24	$16,849	$17,150
11/30/24	$16,849	$17,052
12/31/24	$16,379	$16,665
1/31/25	$17,058	$17,540
2/28/25	$17,736	$17,881
3/31/25	$17,868	$17,808
4/30/25	$18,648	$18,624
5/31/25	$19,499	$19,476
6/30/25	$19,884	$19,905
7/31/25	$19,600	$19,626
8/31/25	$20,481	$20,463
9/30/25	$20,917	$20,854
10/31/25	$21,180	$21,100
11/30/25	$21,545	$21,231
12/31/25	$22,083	$21,867
1/31/26	$22,881	$23,009
2/28/26	$23,839	$24,073
3/31/26	$21,912	$21,596
4/30/26	$23,155	$23,205
5/31/26	$23,827	$23,917
6/30/26	$23,804	$23,933
7/31/26	$24,375	$24,401

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	24.36%	10.52%	9.94%
Class A with Load	17.50%	9.28%	9.32%
MSCI EAFE Index (net)	24.33%	9.31%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 747,654,629
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 6,024,432
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Material Fund Change [Text Block]
C000008164
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P
Trading Symbol	PCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI EAFE Index (net)
7/31/16	$10,000	$10,000
8/31/16	$10,078	$10,007
9/30/16	$10,135	$10,130
10/31/16	$9,908	$9,923
11/30/16	$9,702	$9,725
12/31/16	$10,010	$10,058
1/31/17	$10,293	$10,349
2/28/17	$10,453	$10,497
3/31/17	$10,779	$10,786
4/30/17	$11,026	$11,061
5/31/17	$11,425	$11,467
6/30/17	$11,323	$11,447
7/31/17	$11,708	$11,777
8/31/17	$11,708	$11,772
9/30/17	$12,020	$12,065
10/31/17	$12,302	$12,248
11/30/17	$12,389	$12,377
12/31/17	$12,558	$12,576
1/31/18	$13,262	$13,206
2/28/18	$12,573	$12,610
3/31/18	$12,462	$12,383
4/30/18	$12,655	$12,666
5/31/18	$12,455	$12,381
6/30/18	$12,255	$12,230
7/31/18	$12,544	$12,531
8/31/18	$12,418	$12,289
9/30/18	$12,410	$12,396
10/31/18	$11,417	$11,409
11/30/18	$11,395	$11,395
12/31/18	$10,855	$10,841
1/31/19	$11,532	$11,554
2/28/19	$11,854	$11,848
3/31/19	$11,943	$11,923
4/30/19	$12,370	$12,258
5/31/19	$11,524	$11,670
6/30/19	$12,265	$12,362
7/31/19	$12,007	$12,205
8/31/19	$11,637	$11,889
9/30/19	$11,983	$12,230
10/31/19	$12,418	$12,669
11/30/19	$12,531	$12,812
12/31/19	$12,929	$13,228
1/31/20	$12,672	$12,952
2/29/20	$11,720	$11,781
3/31/20	$9,972	$10,209
4/30/20	$10,701	$10,868
5/31/20	$11,297	$11,341
6/30/20	$11,678	$11,728
7/31/20	$12,043	$12,001
8/31/20	$12,556	$12,618
9/30/20	$12,349	$12,290
10/31/20	$12,018	$11,799
11/30/20	$13,757	$13,628
12/31/20	$14,371	$14,262
1/31/21	$14,271	$14,110
2/28/21	$14,539	$14,427
3/31/21	$14,951	$14,758
4/30/21	$15,320	$15,202
5/31/21	$16,059	$15,698
6/30/21	$15,824	$15,521
7/31/21	$15,866	$15,638
8/31/21	$16,168	$15,914
9/30/21	$15,673	$15,452
10/31/21	$16,193	$15,832
11/30/21	$15,446	$15,095
12/31/21	$16,160	$15,868
1/31/22	$15,905	$15,102
2/28/22	$15,351	$14,835
3/31/22	$15,187	$14,930
4/30/22	$14,323	$13,964
5/31/22	$14,568	$14,069
6/30/22	$13,386	$12,763
7/31/22	$13,986	$13,399
8/31/22	$13,150	$12,763
9/30/22	$11,913	$11,569
10/31/22	$12,613	$12,191
11/30/22	$14,232	$13,564
12/31/22	$13,876	$13,575
1/31/23	$15,022	$14,674
2/28/23	$14,665	$14,368
3/31/23	$15,191	$14,724
4/30/23	$15,520	$15,140
5/31/23	$15,116	$14,499
6/30/23	$15,783	$15,159
7/31/23	$16,215	$15,650
8/31/23	$15,604	$15,050
9/30/23	$15,125	$14,536
10/31/23	$14,665	$13,947
11/30/23	$15,924	$15,241
12/31/23	$16,708	$16,051
1/31/24	$16,639	$16,143
2/29/24	$17,041	$16,439
3/31/24	$17,570	$16,979
4/30/24	$17,168	$16,545
5/31/24	$18,050	$17,186
6/30/24	$17,727	$16,908
7/31/24	$18,315	$17,404
8/31/24	$18,962	$17,970
9/30/24	$19,148	$18,136
10/31/24	$18,227	$17,150
11/30/24	$18,237	$17,052
12/31/24	$17,731	$16,665
1/31/25	$18,463	$17,540
2/28/25	$19,207	$17,881
3/31/25	$19,362	$17,808
4/30/25	$20,205	$18,624
5/31/25	$21,137	$19,476
6/30/25	$21,559	$19,905
7/31/25	$21,248	$19,626
8/31/25	$22,213	$20,463
9/30/25	$22,691	$20,854
10/31/25	$22,979	$21,100
11/30/25	$23,378	$21,231
12/31/25	$23,970	$21,867
1/31/26	$24,835	$23,009
2/28/26	$25,888	$24,073
3/31/26	$23,794	$21,596
4/30/26	$25,161	$23,205
5/31/26	$25,888	$23,917
6/30/26	$25,863	$23,933
7/31/26	$26,490	$24,401

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	24.67%	10.80%	10.23%
MSCI EAFE Index (net)	24.33%	9.31%	9.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 747,654,629
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 6,024,432
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Material Fund Change [Text Block]
C000228111
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P2
Trading Symbol	PWITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in industrials contributed the most to relative performance, followed by selection in consumer discretionary and health care.

• From a country perspective, Germany contributed the most, followed by Australia and China. In China, positive security selection more than offset the negative effect from positioning.

• The top individual contributors were Panasonic Holdings Corporation, DBS Group Holdings Ltd, and ASML Holding NV Sponsored American Depositary Receipt.

What didn’t work:

• Financials produced the largest overall sector-level detraction, followed by information technology and energy. In information technology, negative security selection more than offset positive positioning.

• From a country perspective, positioning and security selection in Canada and the Netherlands detracted, followed by the United States.

• The largest individual detractors were Constellation Software Inc., Adyen NV, and Atlassian Corp Class A. The Fund has sold Atlassian Corp Class A while continuing to hold the other two securities.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	MSCI EAFE Index (net)
3/28/23	$10,000	$10,000
3/31/23	$10,254	$10,265
4/30/23	$10,470	$10,554
5/31/23	$10,203	$10,108
6/30/23	$10,654	$10,568
7/31/23	$10,958	$10,910
8/31/23	$10,546	$10,492
9/30/23	$10,228	$10,133
10/31/23	$9,918	$9,722
11/30/23	$10,780	$10,625
12/31/23	$11,317	$11,189
1/31/24	$11,270	$11,254
2/29/24	$11,554	$11,460
3/31/24	$11,911	$11,837
4/30/24	$11,647	$11,534
5/31/24	$12,254	$11,980
6/30/24	$12,036	$11,787
7/31/24	$12,446	$12,133
8/31/24	$12,888	$12,527
9/30/24	$13,027	$12,643
10/31/24	$12,406	$11,955
11/30/24	$12,413	$11,887
12/31/24	$12,083	$11,617
1/31/25	$12,589	$12,228
2/28/25	$13,095	$12,465
3/31/25	$13,206	$12,414
4/30/25	$13,787	$12,983
5/31/25	$14,434	$13,577
6/30/25	$14,724	$13,876
7/31/25	$14,523	$13,681
8/31/25	$15,193	$14,265
9/30/25	$15,528	$14,538
10/31/25	$15,729	$14,709
11/30/25	$16,011	$14,800
12/31/25	$16,423	$15,244
1/31/26	$17,024	$16,040
2/28/26	$17,760	$16,782
3/31/26	$16,331	$15,055
4/30/26	$17,267	$16,177
5/31/26	$17,785	$16,673
6/30/26	$17,777	$16,684
7/31/26	$18,211	$17,010

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/28/23
Class P2	25.39%	19.64%
MSCI EAFE Index (net)	24.33%	17.23%

Performance Inception Date	Mar. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 747,654,629
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 6,024,432
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$747,654,629
# of Portfolio Holdings	373
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (includes Administration Fees)	$6,024,432

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	8.5%
Health Care	11.5%
Information Technology	13.3%
Industrials	23.5%
Financials	26.1%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
ASML Holding NV	2.6%
Keyence Corp.	2.0
Sony Group Corp.	1.9
DBS Group Holdings Ltd.	1.9
Deutsche Post AG	1.8

Material Fund Change [Text Block]
C000008150
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PLAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.13%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, positioning in consumer discretionary contributed the most to relative performance.

• Security selection in financials and consumer staples contributed to performance.

• The top individual contributors were Alphabet Inc. Class C, Western Digital Corporation, and Goldman Sachs Group, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in health care and consumer discretionary.

• On a sector level, positioning in financials, utilities, and communication services detracted from performance.

• The largest individual detractors on a relative basis were not owning Alphabet Inc. Class A, being underweight Apple Inc., and holding CoStar Group, Inc.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000 Growth Index	Russell 1000 Index
7/31/16	$9,451	$10,000	$10,000
8/31/16	$9,413	$9,950	$10,013
9/30/16	$9,451	$9,987	$10,021
10/31/16	$9,214	$9,752	$9,826
11/30/16	$9,193	$9,964	$10,213
12/31/16	$9,222	$10,088	$10,405
1/31/17	$9,462	$10,428	$10,614
2/28/17	$9,864	$10,861	$11,025
3/31/17	$9,987	$10,986	$11,032
4/30/17	$10,280	$11,238	$11,149
5/31/17	$10,599	$11,530	$11,291
6/30/17	$10,647	$11,500	$11,370
7/31/17	$11,010	$11,805	$11,595
8/31/17	$11,172	$12,022	$11,631
9/30/17	$11,299	$12,178	$11,879
10/31/17	$11,657	$12,650	$12,151
11/30/17	$11,898	$13,034	$12,522
12/31/17	$11,945	$13,135	$12,662
1/31/18	$12,877	$14,066	$13,357
2/28/18	$12,496	$13,697	$12,866
3/31/18	$12,240	$13,321	$12,574
4/30/18	$12,206	$13,368	$12,617
5/31/18	$12,607	$13,954	$12,939
6/30/18	$12,670	$14,088	$13,023
7/31/18	$13,071	$14,502	$13,472
8/31/18	$13,573	$15,295	$13,936
9/30/18	$13,631	$15,380	$13,989
10/31/18	$12,452	$14,005	$12,999
11/30/18	$12,694	$14,154	$13,264
12/31/18	$11,530	$12,937	$12,056
1/31/19	$12,532	$14,099	$13,066
2/28/19	$12,912	$14,604	$13,509
3/31/19	$13,226	$15,020	$13,744
4/30/19	$13,961	$15,698	$14,299
5/31/19	$13,238	$14,707	$13,388
6/30/19	$14,151	$15,717	$14,327
7/31/19	$14,388	$16,071	$14,550
8/31/19	$14,329	$15,948	$14,283
9/30/19	$14,169	$15,950	$14,531
10/31/19	$14,299	$16,400	$14,839
11/30/19	$14,827	$17,128	$15,400
12/31/19	$15,186	$17,644	$15,845
1/31/20	$15,625	$18,039	$15,862
2/29/20	$14,692	$16,810	$14,565
3/31/20	$13,042	$15,157	$12,641
4/30/20	$14,852	$17,399	$14,311
5/31/20	$16,029	$18,567	$15,066
6/30/20	$16,788	$19,376	$15,399
7/31/20	$18,181	$20,867	$16,301
8/31/20	$20,019	$23,020	$17,497
9/30/20	$19,065	$21,937	$16,858
10/31/20	$18,348	$21,192	$16,451
11/30/20	$20,318	$23,362	$18,389
12/31/20	$21,111	$24,436	$19,166
1/31/21	$20,795	$24,255	$19,008
2/28/21	$21,178	$24,250	$19,559
3/31/21	$21,253	$24,666	$20,299
4/30/21	$22,619	$26,345	$21,392
5/31/21	$22,461	$25,980	$21,494
6/30/21	$23,461	$27,610	$22,032
7/31/21	$24,111	$28,520	$22,490
8/31/21	$24,919	$29,586	$23,141
9/30/21	$23,486	$27,929	$22,078
10/31/21	$25,160	$30,348	$23,610
11/30/21	$25,019	$30,534	$23,293
12/31/21	$25,363	$31,180	$24,236
1/31/22	$23,126	$28,504	$22,870
2/28/22	$22,195	$27,293	$22,242
3/31/22	$22,864	$28,361	$22,993
4/30/22	$20,376	$24,936	$20,943
5/31/22	$20,219	$24,356	$20,912
6/30/22	$18,484	$22,427	$19,160
7/31/22	$20,387	$25,118	$20,945
8/31/22	$19,467	$23,948	$20,141
9/30/22	$17,710	$21,620	$18,277
10/31/22	$18,871	$22,884	$19,743
11/30/22	$19,540	$23,927	$20,811
12/31/22	$18,263	$22,095	$19,601
1/31/23	$19,617	$23,936	$20,915
2/28/23	$18,966	$23,652	$20,417
3/31/23	$20,040	$25,269	$21,063
4/30/23	$20,145	$25,518	$21,324
5/31/23	$21,130	$26,681	$21,423
6/30/23	$22,432	$28,506	$22,870
7/31/23	$23,294	$29,466	$23,657
8/31/23	$23,154	$29,202	$23,243
9/30/23	$21,711	$27,614	$22,151
10/31/23	$21,306	$27,220	$21,615
11/30/23	$23,699	$30,188	$23,634
12/31/23	$24,638	$31,524	$24,801
1/31/24	$25,683	$32,311	$25,147
2/29/24	$27,792	$34,515	$26,505
3/31/24	$28,188	$35,123	$27,354
4/30/24	$26,746	$33,633	$26,190
5/31/24	$27,792	$35,647	$27,423
6/30/24	$29,432	$38,050	$28,331
7/31/24	$28,783	$37,403	$28,743
8/31/24	$29,576	$38,182	$29,425
9/30/24	$30,080	$39,264	$30,054
10/31/24	$29,864	$39,134	$29,844
11/30/24	$31,865	$41,672	$31,765
12/31/24	$31,411	$42,040	$30,880
1/31/25	$32,638	$42,871	$31,863
2/28/25	$31,718	$41,331	$31,305
3/31/25	$29,284	$37,836	$29,493
4/30/25	$29,387	$38,481	$29,318
5/31/25	$31,247	$41,924	$31,190
6/30/25	$32,802	$44,640	$32,769
7/31/25	$33,313	$46,325	$33,497
8/31/25	$33,497	$46,843	$34,202
9/30/25	$35,031	$49,326	$35,388
10/31/25	$35,685	$51,148	$36,152
11/30/25	$34,826	$50,203	$36,240
12/31/25	$34,415	$49,902	$36,242
1/31/26	$33,672	$49,140	$36,741
2/28/26	$32,569	$47,389	$36,544
3/31/26	$30,953	$44,961	$34,727
4/30/26	$33,877	$50,405	$38,236
5/31/26	$35,672	$54,052	$40,187
6/30/26	$35,697	$52,423	$39,981
7/31/26	$33,236	$49,929	$39,841

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	(0.23%)	6.63%	13.40%
Class A with Load	(5.73%)	5.43%	12.76%
Russell 1000 Growth Index	7.78%	11.85%	17.45%
Russell 1000 Index	18.94%	12.12%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 652,768,587
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,432,614
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$652,768,587
# of Portfolio Holdings	102
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (includes Administration Fees)	$5,432,614

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	8.6%
Domestic Equity	8.7%
Communication Services	9.0%
Industrials	10.0%
Information Technology	46.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.7%
Alphabet, Inc., Class C	6.8
Apple, Inc.	6.4
Broadcom, Inc.	4.6
State Street SPDR S&P 500 ETF Trust	4.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000008149
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, positioning in consumer discretionary contributed the most to relative performance.

• Security selection in financials and consumer staples contributed to performance.

• The top individual contributors were Alphabet Inc. Class C, Western Digital Corporation, and Goldman Sachs Group, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in health care and consumer discretionary.

• On a sector level, positioning in financials, utilities, and communication services detracted from performance.

• The largest individual detractors on a relative basis were not owning Alphabet Inc. Class A, being underweight Apple Inc., and holding CoStar Group, Inc.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000 Growth Index	Russell 1000 Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,957	$9,950	$10,013
9/30/16	$10,000	$9,987	$10,021
10/31/16	$9,752	$9,752	$9,826
11/30/16	$9,735	$9,964	$10,213
12/31/16	$9,766	$10,088	$10,405
1/31/17	$10,018	$10,428	$10,614
2/28/17	$10,450	$10,861	$11,025
3/31/17	$10,581	$10,986	$11,032
4/30/17	$10,896	$11,238	$11,149
5/31/17	$11,233	$11,530	$11,291
6/30/17	$11,292	$11,500	$11,370
7/31/17	$11,674	$11,805	$11,595
8/31/17	$11,850	$12,022	$11,631
9/30/17	$11,990	$12,178	$11,879
10/31/17	$12,368	$12,650	$12,151
11/30/17	$12,624	$13,034	$12,522
12/31/17	$12,681	$13,135	$12,662
1/31/18	$13,673	$14,066	$13,357
2/28/18	$13,266	$13,697	$12,866
3/31/18	$13,003	$13,321	$12,574
4/30/18	$12,964	$13,368	$12,617
5/31/18	$13,395	$13,954	$12,939
6/30/18	$13,465	$14,088	$13,023
7/31/18	$13,896	$14,502	$13,472
8/31/18	$14,432	$15,295	$13,936
9/30/18	$14,497	$15,380	$13,989
10/31/18	$13,246	$14,005	$12,999
11/30/18	$13,504	$14,154	$13,264
12/31/18	$12,269	$12,937	$12,056
1/31/19	$13,339	$14,099	$13,066
2/28/19	$13,750	$14,604	$13,509
3/31/19	$14,082	$15,020	$13,744
4/30/19	$14,868	$15,698	$14,299
5/31/19	$14,100	$14,707	$13,388
6/30/19	$15,079	$15,717	$14,327
7/31/19	$15,333	$16,071	$14,550
8/31/19	$15,273	$15,948	$14,283
9/30/19	$15,104	$15,950	$14,531
10/31/19	$15,249	$16,400	$14,839
11/30/19	$15,811	$17,128	$15,400
12/31/19	$16,198	$17,644	$15,845
1/31/20	$16,671	$18,039	$15,862
2/29/20	$15,683	$16,810	$14,565
3/31/20	$13,918	$15,157	$12,641
4/30/20	$15,859	$17,399	$14,311
5/31/20	$17,115	$18,567	$15,066
6/30/20	$17,934	$19,376	$15,399
7/31/20	$19,430	$20,867	$16,301
8/31/20	$21,392	$23,020	$17,497
9/30/20	$20,376	$21,937	$16,858
10/31/20	$19,614	$21,192	$16,451
11/30/20	$21,731	$23,362	$18,389
12/31/20	$22,587	$24,436	$19,166
1/31/21	$22,244	$24,255	$19,008
2/28/21	$22,662	$24,250	$19,559
3/31/21	$22,746	$24,666	$20,299
4/30/21	$24,208	$26,345	$21,392
5/31/21	$24,050	$25,980	$21,494
6/30/21	$25,120	$27,610	$22,032
7/31/21	$25,822	$28,520	$22,490
8/31/21	$26,691	$29,586	$23,141
9/30/21	$25,170	$27,929	$22,078
10/31/21	$26,967	$30,348	$23,610
11/30/21	$26,817	$30,534	$23,293
12/31/21	$27,187	$31,180	$24,236
1/31/22	$24,803	$28,504	$22,870
2/28/22	$23,812	$27,293	$22,242
3/31/22	$24,524	$28,361	$22,993
4/30/22	$21,861	$24,936	$20,943
5/31/22	$21,696	$24,356	$20,912
6/30/22	$19,849	$22,427	$19,160
7/31/22	$21,892	$25,118	$20,945
8/31/22	$20,912	$23,948	$20,141
9/30/22	$19,023	$21,620	$18,277
10/31/22	$20,272	$22,884	$19,743
11/30/22	$20,994	$23,927	$20,811
12/31/22	$19,636	$22,095	$19,601
1/31/23	$21,088	$23,936	$20,915
2/28/23	$20,378	$23,652	$20,417
3/31/23	$21,550	$25,269	$21,063
4/30/23	$21,665	$25,518	$21,324
5/31/23	$22,738	$26,681	$21,423
6/30/23	$24,157	$28,506	$22,870
7/31/23	$25,064	$29,466	$23,657
8/31/23	$24,932	$29,202	$23,243
9/30/23	$23,381	$27,614	$22,151
10/31/23	$22,952	$27,220	$21,615
11/30/23	$25,526	$30,188	$23,634
12/31/23	$26,538	$31,524	$24,801
1/31/24	$27,684	$32,311	$25,147
2/29/24	$29,959	$34,515	$26,505
3/31/24	$30,397	$35,123	$27,354
4/30/24	$28,847	$33,633	$26,190
5/31/24	$29,976	$35,647	$27,423
6/30/24	$31,762	$38,050	$28,331
7/31/24	$31,054	$37,403	$28,743
8/31/24	$31,913	$38,182	$29,425
9/30/24	$32,486	$39,264	$30,054
10/31/24	$32,250	$39,134	$29,844
11/30/24	$34,407	$41,672	$31,765
12/31/24	$33,951	$42,040	$30,880
1/31/25	$35,265	$42,871	$31,863
2/28/25	$34,270	$41,331	$31,305
3/31/25	$31,660	$37,836	$29,493
4/30/25	$31,773	$38,481	$29,318
5/31/25	$33,782	$41,924	$31,190
6/30/25	$35,491	$44,640	$32,769
7/31/25	$36,035	$46,325	$33,497
8/31/25	$36,261	$46,843	$34,202
9/30/25	$37,913	$49,326	$35,388
10/31/25	$38,627	$51,148	$36,152
11/30/25	$37,725	$50,203	$36,240
12/31/25	$37,279	$49,902	$36,242
1/31/26	$36,485	$49,140	$36,741
2/28/26	$35,306	$47,389	$36,544
3/31/26	$33,537	$44,961	$34,727
4/30/26	$36,712	$50,405	$38,236
5/31/26	$38,662	$54,052	$40,187
6/30/26	$38,708	$52,423	$39,981
7/31/26	$36,055	$49,929	$39,841

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	0.05%	6.90%	13.68%
Russell 1000 Growth Index	7.78%	11.85%	17.45%
Russell 1000 Index	18.94%	12.12%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 652,768,587
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 5,432,614
InvestmentCompanyPortfolioTurnover	83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$652,768,587
# of Portfolio Holdings	102
Portfolio Turnover Rate	83%
Total Advisory Fees Paid (includes Administration Fees)	$5,432,614

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	8.6%
Domestic Equity	8.7%
Communication Services	9.0%
Industrials	10.0%
Information Technology	46.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.7%
Alphabet, Inc., Class C	6.8
Apple, Inc.	6.4
Broadcom, Inc.	4.6
State Street SPDR S&P 500 ETF Trust	4.5

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC, the fund’s manager, the Trust’s Board of Trustees has terminated Polen Capital Management, LLC as subadvisor to the fund, effective as of the close of business on June 5, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000007350
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class A
Trading Symbol	PFXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long exposure to 30-year Ginnie Mae securities contributed positively to performance.

• Exposure to structured Agency mortgage-backed securities also added value.

• Non-Agency mortgage-backed securities and commercial mortgage-backed securities further supported results.

What didn’t work:

• Overall U.S. duration positioning detracted from performance.

• Security selection within 30-year Fannie Mae securities also weighed on results.

The Fund used derivatives primarily for risk management, including managing duration and convexity (a measure of how a bond's interest rate sensitivity changes as interest rates change) through futures, interest rate swaps, options, and swaptions. Interest rate swaps and money market futures contributed to performance, while U.S. Treasury options and futures detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/16	$9,627	$10,000	$10,000
8/31/16	$9,628	$10,012	$9,989
9/30/16	$9,671	$10,039	$9,983
10/31/16	$9,650	$10,013	$9,906
11/30/16	$9,451	$9,841	$9,672
12/31/16	$9,464	$9,841	$9,686
1/31/17	$9,469	$9,838	$9,705
2/28/17	$9,527	$9,885	$9,770
3/31/17	$9,524	$9,888	$9,765
4/30/17	$9,580	$9,952	$9,840
5/31/17	$9,633	$10,014	$9,916
6/30/17	$9,603	$9,974	$9,906
7/31/17	$9,655	$10,019	$9,949
8/31/17	$9,730	$10,092	$10,038
9/30/17	$9,714	$10,069	$9,990
10/31/17	$9,707	$10,066	$9,996
11/30/17	$9,683	$10,052	$9,983
12/31/17	$9,715	$10,084	$10,029
1/31/18	$9,577	$9,966	$9,913
2/28/18	$9,503	$9,901	$9,819
3/31/18	$9,533	$9,964	$9,882
4/30/18	$9,487	$9,914	$9,809
5/31/18	$9,542	$9,983	$9,879
6/30/18	$9,552	$9,988	$9,867
7/31/18	$9,547	$9,978	$9,869
8/31/18	$9,595	$10,038	$9,932
9/30/18	$9,542	$9,976	$9,868
10/31/18	$9,475	$9,913	$9,790
11/30/18	$9,555	$10,003	$9,849
12/31/18	$9,707	$10,184	$10,030
1/31/19	$9,796	$10,265	$10,136
2/28/19	$9,791	$10,256	$10,131
3/31/19	$9,938	$10,405	$10,325
4/30/19	$9,925	$10,399	$10,328
5/31/19	$10,033	$10,533	$10,511
6/30/19	$10,108	$10,609	$10,643
7/31/19	$10,145	$10,652	$10,666
8/31/19	$10,197	$10,747	$10,943
9/30/19	$10,228	$10,755	$10,885
10/31/19	$10,272	$10,793	$10,917
11/30/19	$10,282	$10,801	$10,912
12/31/19	$10,309	$10,831	$10,904
1/31/20	$10,368	$10,907	$11,114
2/29/20	$10,453	$11,020	$11,314
3/31/20	$10,433	$11,136	$11,247
4/30/20	$10,607	$11,207	$11,447
5/31/20	$10,667	$11,221	$11,501
6/30/20	$10,698	$11,211	$11,573
7/31/20	$10,756	$11,231	$11,746
8/31/20	$10,787	$11,235	$11,651
9/30/20	$10,784	$11,223	$11,645
10/31/20	$10,794	$11,219	$11,593
11/30/20	$10,823	$11,226	$11,707
12/31/20	$10,875	$11,251	$11,723
1/31/21	$10,927	$11,259	$11,639
2/28/21	$10,867	$11,184	$11,471
3/31/21	$10,802	$11,127	$11,327
4/30/21	$10,842	$11,188	$11,417
5/31/21	$10,820	$11,169	$11,454
6/30/21	$10,827	$11,164	$11,535
7/31/21	$10,885	$11,234	$11,664
8/31/21	$10,881	$11,215	$11,641
9/30/21	$10,860	$11,175	$11,541
10/31/21	$10,822	$11,154	$11,537
11/30/21	$10,784	$11,143	$11,572
12/31/21	$10,781	$11,133	$11,542
1/31/22	$10,613	$10,968	$11,293
2/28/22	$10,477	$10,862	$11,167
3/31/22	$10,148	$10,580	$10,857
4/30/22	$9,761	$10,208	$10,445
5/31/22	$9,885	$10,321	$10,512
6/30/22	$9,652	$10,156	$10,347
7/31/22	$9,988	$10,482	$10,600
8/31/22	$9,635	$10,124	$10,301
9/30/22	$9,086	$9,613	$9,856
10/31/22	$8,962	$9,476	$9,728
11/30/22	$9,330	$9,862	$10,086
12/31/22	$9,304	$9,818	$10,040
1/31/23	$9,616	$10,142	$10,349
2/28/23	$9,366	$9,874	$10,082
3/31/23	$9,533	$10,066	$10,338
4/30/23	$9,593	$10,118	$10,400
5/31/23	$9,509	$10,044	$10,287
6/30/23	$9,485	$10,001	$10,250
7/31/23	$9,484	$9,994	$10,243
8/31/23	$9,402	$9,912	$10,178
9/30/23	$9,096	$9,596	$9,919
10/31/23	$8,878	$9,398	$9,763
11/30/23	$9,366	$9,888	$10,205
12/31/23	$9,765	$10,314	$10,595
1/31/24	$9,717	$10,266	$10,566
2/29/24	$9,580	$10,099	$10,417
3/31/24	$9,684	$10,206	$10,513
4/30/24	$9,394	$9,897	$10,248
5/31/24	$9,593	$10,095	$10,421
6/30/24	$9,690	$10,213	$10,520
7/31/24	$9,948	$10,482	$10,766
8/31/24	$10,098	$10,651	$10,920
9/30/24	$10,185	$10,778	$11,067
10/31/24	$9,866	$10,473	$10,792
11/30/24	$10,016	$10,612	$10,906
12/31/24	$9,836	$10,437	$10,728
1/31/25	$9,893	$10,491	$10,785
2/28/25	$10,156	$10,758	$11,022
3/31/25	$10,154	$10,756	$11,026
4/30/25	$10,181	$10,787	$11,070
5/31/25	$10,077	$10,689	$10,990
6/30/25	$10,267	$10,879	$11,159
7/31/25	$10,204	$10,835	$11,130
8/31/25	$10,391	$11,009	$11,263
9/30/25	$10,490	$11,143	$11,386
10/31/25	$10,580	$11,239	$11,457
11/30/25	$10,648	$11,309	$11,528
12/31/25	$10,665	$11,333	$11,511
1/31/26	$10,711	$11,380	$11,523
2/28/26	$11,169	$11,570	$11,712
3/31/26	$10,961	$11,379	$11,506
4/30/26	$10,966	$11,387	$11,519
5/31/26	$10,996	$11,421	$11,554
6/30/26	$11,014	$11,445	$11,582
7/31/26	$10,854	$11,282	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	6.37%	(0.06%)	1.21%
Class A with Load	2.34%	(0.82%)	0.82%
Bloomberg US Mortgage-Backed Securities Index	4.13%	0.09%	1.21%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 158,821,697
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 454,960
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$158,821,697
# of Portfolio Holdings	1,099
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (includes Administration Fees)	$454,960

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Swaptions purchased	1.0%
Short-term investments	1.7%
Asset-backed securities	1.8%
Mortgage-backed securities	16.3%
U.S. government agency obligations	201.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	27.0%
Uniform Mortgage-Backed Security, TBA, 5.500%	19.9
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Uniform Mortgage-Backed Security, TBA, 4.500%	8.6
Government National Mortgage Association, TBA, 4.500%	6.7

Material Fund Change [Text Block]
C000007349
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Long exposure to 30-year Ginnie Mae securities contributed positively to performance.

• Exposure to structured Agency mortgage-backed securities also added value.

• Non-Agency mortgage-backed securities and commercial mortgage-backed securities further supported results.

What didn’t work:

• Overall U.S. duration positioning detracted from performance.

• Security selection within 30-year Fannie Mae securities also weighed on results.

The Fund used derivatives primarily for risk management, including managing duration and convexity (a measure of how a bond's interest rate sensitivity changes as interest rates change) through futures, interest rate swaps, options, and swaptions. Interest rate swaps and money market futures contributed to performance, while U.S. Treasury options and futures detracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US Mortgage-Backed Securities Index	Bloomberg US Aggregate Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,004	$10,012	$9,989
9/30/16	$10,051	$10,039	$9,983
10/31/16	$10,031	$10,013	$9,906
11/30/16	$9,818	$9,841	$9,672
12/31/16	$9,842	$9,841	$9,686
1/31/17	$9,849	$9,838	$9,705
2/28/17	$9,903	$9,885	$9,770
3/31/17	$9,902	$9,888	$9,765
4/30/17	$9,970	$9,952	$9,840
5/31/17	$10,027	$10,014	$9,916
6/30/17	$9,998	$9,974	$9,906
7/31/17	$10,055	$10,019	$9,949
8/31/17	$10,135	$10,092	$10,038
9/30/17	$10,120	$10,069	$9,990
10/31/17	$10,107	$10,066	$9,996
11/30/17	$10,092	$10,052	$9,983
12/31/17	$10,120	$10,084	$10,029
1/31/18	$9,978	$9,966	$9,913
2/28/18	$9,903	$9,901	$9,819
3/31/18	$9,944	$9,964	$9,882
4/30/18	$9,898	$9,914	$9,809
5/31/18	$9,950	$9,983	$9,879
6/30/18	$9,963	$9,988	$9,867
7/31/18	$9,967	$9,978	$9,869
8/31/18	$10,020	$10,038	$9,932
9/30/18	$9,958	$9,976	$9,868
10/31/18	$9,899	$9,913	$9,790
11/30/18	$9,975	$10,003	$9,849
12/31/18	$10,136	$10,184	$10,030
1/31/19	$10,239	$10,265	$10,136
2/28/19	$10,236	$10,256	$10,131
3/31/19	$10,392	$10,405	$10,325
4/30/19	$10,381	$10,399	$10,328
5/31/19	$10,496	$10,533	$10,511
6/30/19	$10,577	$10,609	$10,643
7/31/19	$10,618	$10,652	$10,666
8/31/19	$10,666	$10,747	$10,943
9/30/19	$10,701	$10,755	$10,885
10/31/19	$10,748	$10,793	$10,917
11/30/19	$10,761	$10,801	$10,912
12/31/19	$10,800	$10,831	$10,904
1/31/20	$10,864	$10,907	$11,114
2/29/20	$10,947	$11,020	$11,314
3/31/20	$10,929	$11,136	$11,247
4/30/20	$11,113	$11,207	$11,447
5/31/20	$11,187	$11,221	$11,501
6/30/20	$11,222	$11,211	$11,573
7/31/20	$11,276	$11,231	$11,746
8/31/20	$11,311	$11,235	$11,651
9/30/20	$11,319	$11,223	$11,645
10/31/20	$11,332	$11,219	$11,593
11/30/20	$11,364	$11,226	$11,707
12/31/20	$11,421	$11,251	$11,723
1/31/21	$11,478	$11,259	$11,639
2/28/21	$11,418	$11,184	$11,471
3/31/21	$11,343	$11,127	$11,327
4/30/21	$11,396	$11,188	$11,417
5/31/21	$11,376	$11,169	$11,454
6/30/21	$11,385	$11,164	$11,535
7/31/21	$11,449	$11,234	$11,664
8/31/21	$11,438	$11,215	$11,641
9/30/21	$11,418	$11,175	$11,541
10/31/21	$11,381	$11,154	$11,537
11/30/21	$11,352	$11,143	$11,572
12/31/21	$11,352	$11,133	$11,542
1/31/22	$11,177	$10,968	$11,293
2/28/22	$11,028	$10,862	$11,167
3/31/22	$10,692	$10,580	$10,857
4/30/22	$10,287	$10,208	$10,445
5/31/22	$10,411	$10,321	$10,512
6/30/22	$10,176	$10,156	$10,347
7/31/22	$10,523	$10,482	$10,600
8/31/22	$10,163	$10,124	$10,301
9/30/22	$9,577	$9,613	$9,856
10/31/22	$9,449	$9,476	$9,728
11/30/22	$9,848	$9,862	$10,086
12/31/22	$9,822	$9,818	$10,040
1/31/23	$10,154	$10,142	$10,349
2/28/23	$9,882	$9,874	$10,082
3/31/23	$10,061	$10,066	$10,338
4/30/23	$10,126	$10,118	$10,400
5/31/23	$10,040	$10,044	$10,287
6/30/23	$10,017	$10,001	$10,250
7/31/23	$10,018	$9,994	$10,243
8/31/23	$9,934	$9,912	$10,178
9/30/23	$9,612	$9,596	$9,919
10/31/23	$9,383	$9,398	$9,763
11/30/23	$9,901	$9,888	$10,205
12/31/23	$10,325	$10,314	$10,595
1/31/24	$10,287	$10,266	$10,566
2/29/24	$10,134	$10,099	$10,417
3/31/24	$10,256	$10,206	$10,513
4/30/24	$9,951	$9,897	$10,248
5/31/24	$10,154	$10,095	$10,421
6/30/24	$10,269	$10,213	$10,520
7/31/24	$10,534	$10,482	$10,766
8/31/24	$10,695	$10,651	$10,920
9/30/24	$10,800	$10,778	$11,067
10/31/24	$10,464	$10,473	$10,792
11/30/24	$10,615	$10,612	$10,906
12/31/24	$10,427	$10,437	$10,728
1/31/25	$10,489	$10,491	$10,785
2/28/25	$10,781	$10,758	$11,022
3/31/25	$10,771	$10,756	$11,026
4/30/25	$10,801	$10,787	$11,070
5/31/25	$10,693	$10,689	$10,990
6/30/25	$10,908	$10,879	$11,159
7/31/25	$10,843	$10,835	$11,130
8/31/25	$11,033	$11,009	$11,263
9/30/25	$11,152	$11,143	$11,386
10/31/25	$11,238	$11,239	$11,457
11/30/25	$11,314	$11,309	$11,528
12/31/25	$11,344	$11,333	$11,511
1/31/26	$11,385	$11,380	$11,523
2/28/26	$11,874	$11,570	$11,712
3/31/26	$11,655	$11,379	$11,506
4/30/26	$11,663	$11,387	$11,519
5/31/26	$11,698	$11,421	$11,554
6/30/26	$11,719	$11,445	$11,582
7/31/26	$11,551	$11,282	$11,431

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	6.53%	0.18%	1.45%
Bloomberg US Mortgage-Backed Securities Index	4.13%	0.09%	1.21%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 158,821,697
Holdings Count | Holding	1,099
Advisory Fees Paid, Amount	$ 454,960
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$158,821,697
# of Portfolio Holdings	1,099
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (includes Administration Fees)	$454,960

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Swaptions purchased	1.0%
Short-term investments	1.7%
Asset-backed securities	1.8%
Mortgage-backed securities	16.3%
U.S. government agency obligations	201.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	27.0%
Uniform Mortgage-Backed Security, TBA, 5.500%	19.9
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Uniform Mortgage-Backed Security, TBA, 4.500%	8.6
Government National Mortgage Association, TBA, 4.500%	6.7

Material Fund Change [Text Block]
C000008160
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PQUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.28%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in consumer discretionary and financials.

• On a sector level, positioning in health care, information technology, and financials contributed to performance.

• The top individual contributors were Lumentum Holdings, Inc., DigitalOcean Holdings, Inc., and Five Below, Inc.

What didn’t work:

• Security selection in industrials detracted the most from relative performance, followed by selection in health care and real estate.

• On a sector level, positioning in real estate detracted from performance.

• The largest relative individual detractors were underweights in Bloom Energy Corporation Class A, Astera Labs, Inc., and Rocket Lab Corporation.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/16	$9,453	$10,000	$10,000
8/31/16	$9,499	$10,069	$10,026
9/30/16	$9,604	$10,098	$10,041
10/31/16	$8,998	$9,571	$9,824
11/30/16	$9,690	$10,269	$10,264
12/31/16	$9,651	$10,361	$10,464
1/31/17	$9,921	$10,606	$10,661
2/28/17	$10,198	$10,928	$11,057
3/31/17	$10,422	$11,008	$11,065
4/30/17	$10,653	$11,202	$11,182
5/31/17	$10,850	$11,207	$11,297
6/30/17	$11,022	$11,462	$11,399
7/31/17	$11,068	$11,615	$11,614
8/31/17	$10,903	$11,638	$11,636
9/30/17	$11,272	$12,125	$11,920
10/31/17	$11,516	$12,449	$12,180
11/30/17	$11,918	$12,860	$12,550
12/31/17	$11,873	$12,894	$12,675
1/31/18	$12,543	$13,538	$13,343
2/28/18	$12,424	$13,094	$12,851
3/31/18	$12,564	$13,201	$12,593
4/30/18	$12,515	$13,117	$12,641
5/31/18	$13,332	$13,815	$12,998
6/30/18	$13,632	$13,931	$13,083
7/31/18	$13,646	$14,192	$13,517
8/31/18	$15,133	$15,150	$13,992
9/30/18	$14,825	$14,929	$14,015
10/31/18	$13,115	$13,136	$12,983
11/30/18	$13,381	$13,384	$13,243
12/31/18	$11,888	$11,932	$12,011
1/31/19	$13,221	$13,353	$13,042
2/28/19	$14,053	$14,232	$13,500
3/31/19	$13,816	$14,197	$13,697
4/30/19	$14,249	$14,694	$14,244
5/31/19	$13,255	$13,718	$13,323
6/30/19	$14,121	$14,785	$14,258
7/31/19	$14,283	$15,016	$14,470
8/31/19	$13,824	$14,589	$14,175
9/30/19	$13,595	$14,315	$14,424
10/31/19	$13,790	$14,682	$14,735
11/30/19	$14,563	$15,682	$15,295
12/31/19	$14,725	$15,828	$15,736
1/31/20	$14,636	$15,845	$15,719
2/29/20	$13,698	$14,770	$14,432
3/31/20	$11,166	$12,153	$12,447
4/30/20	$12,951	$14,101	$14,096
5/31/20	$14,317	$15,574	$14,850
6/30/20	$14,935	$16,147	$15,189
7/31/20	$15,772	$17,031	$16,052
8/31/20	$16,360	$17,798	$17,215
9/30/20	$15,832	$17,661	$16,588
10/31/20	$16,161	$17,869	$16,230
11/30/20	$18,554	$20,472	$18,204
12/31/20	$20,395	$22,233	$19,023
1/31/21	$21,037	$22,855	$18,939
2/28/21	$22,363	$23,573	$19,531
3/31/21	$22,139	$22,786	$20,231
4/30/21	$22,984	$23,587	$21,273
5/31/21	$22,492	$22,931	$21,371
6/30/21	$23,476	$24,162	$21,898
7/31/21	$23,241	$23,639	$22,268
8/31/21	$23,947	$24,230	$22,903
9/30/21	$23,177	$23,308	$21,875
10/31/21	$24,354	$24,503	$23,355
11/30/21	$22,877	$23,241	$22,999
12/31/21	$23,254	$23,355	$23,905
1/31/22	$20,347	$20,274	$22,498
2/28/22	$20,063	$20,335	$21,932
3/31/22	$20,297	$20,481	$22,643
4/30/22	$18,242	$18,142	$20,611
5/31/22	$17,724	$17,702	$20,583
6/30/22	$16,455	$16,477	$18,861
7/31/22	$17,992	$18,357	$20,631
8/31/22	$17,774	$18,008	$19,861
9/30/22	$16,421	$16,457	$18,019
10/31/22	$17,724	$17,794	$19,497
11/30/22	$17,908	$18,324	$20,515
12/31/22	$17,056	$17,233	$19,313
1/31/23	$18,543	$18,958	$20,644
2/28/23	$18,409	$18,659	$20,161
3/31/23	$18,242	$18,361	$20,700
4/30/23	$17,841	$18,129	$20,921
5/31/23	$17,691	$18,109	$21,002
6/30/23	$19,128	$19,539	$22,436
7/31/23	$19,863	$20,191	$23,240
8/31/23	$19,027	$19,369	$22,792
9/30/23	$17,858	$18,203	$21,706
10/31/23	$16,405	$16,940	$21,131
11/30/23	$17,992	$18,441	$23,101
12/31/23	$19,729	$20,496	$24,326
1/31/24	$19,361	$20,032	$24,596
2/29/24	$20,731	$21,655	$25,927
3/31/24	$21,149	$22,239	$26,764
4/30/24	$19,445	$20,582	$25,586
5/31/24	$20,030	$21,417	$26,795
6/30/24	$19,762	$21,302	$27,625
7/31/24	$20,748	$22,599	$28,138
8/31/24	$20,915	$22,424	$28,751
9/30/24	$21,232	$22,791	$29,345
10/31/24	$20,982	$22,734	$29,130
11/30/24	$23,721	$25,439	$31,068
12/31/24	$22,079	$23,344	$30,118
1/31/25	$22,908	$24,237	$31,069
2/28/25	$21,129	$22,623	$30,473
3/31/25	$19,574	$20,823	$28,696
4/30/25	$19,332	$20,755	$28,503
5/31/25	$20,541	$22,115	$30,310
6/30/25	$21,180	$23,178	$31,850
7/31/25	$21,094	$23,721	$32,551
8/31/25	$22,182	$24,967	$33,305
9/30/25	$22,321	$25,666	$34,454
10/31/25	$22,390	$26,322	$35,193
11/30/25	$22,683	$25,964	$35,289
12/31/25	$22,481	$25,751	$35,282
1/31/26	$22,314	$26,548	$35,829
2/28/26	$22,314	$26,417	$35,659
3/31/26	$21,086	$24,845	$33,886
4/30/26	$24,006	$28,043	$37,343
5/31/26	$25,308	$30,053	$39,235
6/30/26	$27,037	$30,813	$39,115
7/31/26	$25,345	$28,386	$38,932

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	20.15%	1.75%	10.37%
Class A with Load	13.55%	0.61%	9.75%
Russell 2500 Growth Index	19.67%	3.73%	11.00%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 258,155,900
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,959,162
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$258,155,900
# of Portfolio Holdings	316
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (includes Administration Fees)	$1,959,162

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	11.8%
Information Technology	20.5%
Industrials	21.5%
Health Care	27.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Dave, Inc.	1.4%
Five Below, Inc.	1.3
Rush Street Interactive, Inc.	1.3
Travere Therapeutics, Inc.	1.2
ATI, Inc.	1.2

Material Fund Change [Text Block]
C000008159
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$119	1.08%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in consumer discretionary and financials.

• On a sector level, positioning in health care, information technology, and financials contributed to performance.

• The top individual contributors were Lumentum Holdings, Inc., DigitalOcean Holdings, Inc., and Five Below, Inc.

What didn’t work:

• Security selection in industrials detracted the most from relative performance, followed by selection in health care and real estate.

• On a sector level, positioning in real estate detracted from performance.

• The largest relative individual detractors were underweights in Bloom Energy Corporation Class A, Astera Labs, Inc., and Rocket Lab Corporation.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2500 Growth Index	Russell 3000 Index TR (USD)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,046	$10,069	$10,026
9/30/16	$10,158	$10,098	$10,041
10/31/16	$9,520	$9,571	$9,824
11/30/16	$10,256	$10,269	$10,264
12/31/16	$10,210	$10,361	$10,464
1/31/17	$10,500	$10,606	$10,661
2/28/17	$10,789	$10,928	$11,057
3/31/17	$11,032	$11,008	$11,065
4/30/17	$11,282	$11,202	$11,182
5/31/17	$11,486	$11,207	$11,297
6/30/17	$11,670	$11,462	$11,399
7/31/17	$11,716	$11,615	$11,614
8/31/17	$11,545	$11,638	$11,636
9/30/17	$11,940	$12,125	$11,920
10/31/17	$12,202	$12,449	$12,180
11/30/17	$12,623	$12,860	$12,550
12/31/17	$12,578	$12,894	$12,675
1/31/18	$13,286	$13,538	$13,343
2/28/18	$13,168	$13,094	$12,851
3/31/18	$13,313	$13,201	$12,593
4/30/18	$13,272	$13,117	$12,641
5/31/18	$14,132	$13,815	$12,998
6/30/18	$14,451	$13,931	$13,083
7/31/18	$14,465	$14,192	$13,517
8/31/18	$16,047	$15,150	$13,992
9/30/18	$15,728	$14,929	$14,015
10/31/18	$13,917	$13,136	$12,983
11/30/18	$14,194	$13,384	$13,243
12/31/18	$12,615	$11,932	$12,011
1/31/19	$14,030	$13,353	$13,042
2/28/19	$14,913	$14,232	$13,500
3/31/19	$14,663	$14,197	$13,697
4/30/19	$15,121	$14,694	$14,244
5/31/19	$14,072	$13,718	$13,323
6/30/19	$14,996	$14,785	$14,258
7/31/19	$15,163	$15,016	$14,470
8/31/19	$14,680	$14,589	$14,175
9/30/19	$14,438	$14,315	$14,424
10/31/19	$14,647	$14,682	$14,735
11/30/19	$15,479	$15,682	$15,295
12/31/19	$15,648	$15,828	$15,736
1/31/20	$15,561	$15,845	$15,719
2/29/20	$14,558	$14,770	$14,432
3/31/20	$11,866	$12,153	$12,447
4/30/20	$13,776	$14,101	$14,096
5/31/20	$15,223	$15,574	$14,850
6/30/20	$15,879	$16,147	$15,189
7/31/20	$16,777	$17,031	$16,052
8/31/20	$17,404	$17,798	$17,215
9/30/20	$16,844	$17,661	$16,588
10/31/20	$17,191	$17,869	$16,230
11/30/20	$19,748	$20,472	$18,204
12/31/20	$21,702	$22,233	$19,023
1/31/21	$22,392	$22,855	$18,939
2/28/21	$23,801	$23,573	$19,531
3/31/21	$23,564	$22,786	$20,231
4/30/21	$24,480	$23,587	$21,273
5/31/21	$23,955	$22,931	$21,371
6/30/21	$24,994	$24,162	$21,898
7/31/21	$24,757	$23,639	$22,268
8/31/21	$25,508	$24,230	$22,903
9/30/21	$24,706	$23,308	$21,875
10/31/21	$25,961	$24,503	$23,355
11/30/21	$24,387	$23,241	$22,999
12/31/21	$24,795	$23,355	$23,905
1/31/22	$21,690	$20,274	$22,498
2/28/22	$21,386	$20,335	$21,932
3/31/22	$21,644	$20,481	$22,643
4/30/22	$19,452	$18,142	$20,611
5/31/22	$18,905	$17,702	$20,583
6/30/22	$17,565	$16,477	$18,861
7/31/22	$19,194	$18,357	$20,631
8/31/22	$18,965	$18,008	$19,861
9/30/22	$17,519	$16,457	$18,019
10/31/22	$18,920	$17,794	$19,497
11/30/22	$19,118	$18,324	$20,515
12/31/22	$18,204	$17,233	$19,313
1/31/23	$19,803	$18,958	$20,644
2/28/23	$19,650	$18,659	$20,161
3/31/23	$19,483	$18,361	$20,700
4/30/23	$19,072	$18,129	$20,921
5/31/23	$18,905	$18,109	$21,002
6/30/23	$20,427	$19,539	$22,436
7/31/23	$21,233	$20,191	$23,240
8/31/23	$20,351	$19,369	$22,792
9/30/23	$19,102	$18,203	$21,706
10/31/23	$17,535	$16,940	$21,131
11/30/23	$19,239	$18,441	$23,101
12/31/23	$21,096	$20,496	$24,326
1/31/24	$20,701	$20,032	$24,596
2/29/24	$22,192	$21,655	$25,927
3/31/24	$22,634	$22,239	$26,764
4/30/24	$20,822	$20,582	$25,586
5/31/24	$21,446	$21,417	$26,795
6/30/24	$21,157	$21,302	$27,625
7/31/24	$22,223	$22,599	$28,138
8/31/24	$22,405	$22,424	$28,751
9/30/24	$22,740	$22,791	$29,345
10/31/24	$22,481	$22,734	$29,130
11/30/24	$25,419	$25,439	$31,068
12/31/24	$23,664	$23,344	$30,118
1/31/25	$24,556	$24,237	$31,069
2/28/25	$22,646	$22,623	$30,473
3/31/25	$21,001	$20,823	$28,696
4/30/25	$20,720	$20,755	$28,503
5/31/25	$22,035	$22,115	$30,310
6/30/25	$22,724	$23,178	$31,850
7/31/25	$22,646	$23,721	$32,551
8/31/25	$23,820	$24,967	$33,305
9/30/25	$23,961	$25,666	$34,454
10/31/25	$24,040	$26,322	$35,193
11/30/25	$24,369	$25,964	$35,289
12/31/25	$24,138	$25,751	$35,282
1/31/26	$23,972	$26,548	$35,829
2/28/26	$23,972	$26,417	$35,659
3/31/26	$22,656	$24,845	$33,886
4/30/26	$25,804	$28,043	$37,343
5/31/26	$27,204	$30,053	$39,235
6/30/26	$29,069	$30,813	$39,115
7/31/26	$27,237	$28,386	$38,932

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	20.27%	1.93%	10.54%
Russell 2500 Growth Index	19.67%	3.73%	11.00%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 258,155,900
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,959,162
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$258,155,900
# of Portfolio Holdings	316
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (includes Administration Fees)	$1,959,162

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	11.8%
Information Technology	20.5%
Industrials	21.5%
Health Care	27.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Dave, Inc.	1.4%
Five Below, Inc.	1.3
Rush Street Interactive, Inc.	1.3
Travere Therapeutics, Inc.	1.2
ATI, Inc.	1.2

Material Fund Change [Text Block]
C000008155
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class A
Trading Symbol	PEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in materials and consumer discretionary contributed the most to relative performance, followed by selection in real estate.

• On a sector level, positioning in real estate, utilities, and communication services contributed to performance.

• The top individual contributors were Victoria’s Secret & Company, Ichor Holdings, Ltd., and Patterson-UTI Energy, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in industrials and financials.

• On a sector level, positioning in consumer discretionary and industrials detracted from performance.

• The largest individual detractors on a relative basis were not owning Sandisk Corporation, Ciena Corporation, and Lumentum Holdings, Inc.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/16	$9,449	$10,000	$10,000
8/31/16	$9,664	$10,089	$10,026
9/30/16	$9,639	$10,155	$10,041
10/31/16	$9,414	$9,852	$9,824
11/30/16	$10,436	$10,796	$10,264
12/31/16	$10,755	$11,104	$10,464
1/31/17	$10,807	$11,165	$10,661
2/28/17	$11,047	$11,373	$11,057
3/31/17	$10,968	$11,284	$11,065
4/30/17	$10,916	$11,273	$11,182
5/31/17	$10,635	$11,028	$11,297
6/30/17	$10,859	$11,321	$11,399
7/31/17	$10,890	$11,409	$11,614
8/31/17	$10,744	$11,211	$11,636
9/30/17	$11,250	$11,755	$11,920
10/31/17	$11,286	$11,819	$12,180
11/30/17	$11,599	$12,206	$12,550
12/31/17	$11,743	$12,254	$12,675
1/31/18	$12,012	$12,409	$13,343
2/28/18	$11,434	$11,800	$12,851
3/31/18	$11,428	$11,929	$12,593
4/30/18	$11,469	$12,059	$12,641
5/31/18	$11,948	$12,555	$12,998
6/30/18	$12,029	$12,621	$13,083
7/31/18	$12,298	$12,872	$13,517
8/31/18	$12,620	$13,165	$13,992
9/30/18	$12,409	$12,959	$14,015
10/31/18	$11,141	$11,851	$12,983
11/30/18	$11,252	$12,075	$13,243
12/31/18	$9,771	$10,740	$12,011
1/31/19	$10,822	$11,940	$13,042
2/28/19	$11,353	$12,313	$13,500
3/31/19	$11,234	$12,149	$13,697
4/30/19	$11,816	$12,575	$14,244
5/31/19	$10,772	$11,626	$13,323
6/30/19	$11,453	$12,379	$14,258
7/31/19	$11,722	$12,459	$14,470
8/31/19	$11,166	$11,852	$14,175
9/30/19	$11,610	$12,395	$14,424
10/31/19	$11,660	$12,573	$14,735
11/30/19	$11,873	$12,882	$15,295
12/31/19	$12,274	$13,271	$15,736
1/31/20	$11,871	$12,787	$15,719
2/29/20	$10,756	$11,554	$14,432
3/31/20	$8,055	$8,674	$12,447
4/30/20	$9,295	$9,820	$14,096
5/31/20	$9,887	$10,269	$14,850
6/30/20	$10,177	$10,460	$15,189
7/31/20	$10,630	$10,775	$16,052
8/31/20	$11,008	$11,264	$17,215
9/30/20	$10,378	$10,831	$16,588
10/31/20	$10,870	$11,075	$16,230
11/30/20	$12,866	$13,013	$18,204
12/31/20	$13,730	$13,918	$19,023
1/31/21	$14,110	$14,225	$18,939
2/28/21	$15,356	$15,491	$19,531
3/31/21	$16,134	$16,260	$20,231
4/30/21	$16,887	$16,958	$21,273
5/31/21	$17,197	$17,303	$21,371
6/30/21	$17,033	$17,074	$21,898
7/31/21	$16,660	$16,824	$22,268
8/31/21	$16,887	$17,179	$22,903
9/30/21	$16,369	$16,721	$21,875
10/31/21	$16,717	$17,515	$23,355
11/30/21	$16,236	$16,905	$22,999
12/31/21	$17,233	$17,785	$23,905
1/31/22	$16,431	$16,881	$22,498
2/28/22	$16,587	$17,156	$21,932
3/31/22	$16,661	$17,518	$22,643
4/30/22	$15,600	$16,330	$20,611
5/31/22	$15,897	$16,643	$20,583
6/30/22	$14,419	$14,821	$18,861
7/31/22	$15,674	$16,256	$20,631
8/31/22	$15,355	$15,746	$19,861
9/30/22	$13,899	$14,154	$18,019
10/31/22	$15,503	$15,648	$19,497
11/30/22	$15,912	$16,434	$20,515
12/31/22	$14,919	$15,458	$19,313
1/31/23	$16,294	$17,002	$20,644
2/28/23	$15,964	$16,521	$20,161
3/31/23	$14,946	$15,673	$20,700
4/30/23	$14,744	$15,464	$20,921
5/31/23	$14,176	$15,023	$21,002
6/30/23	$15,276	$16,358	$22,436
7/31/23	$16,129	$17,317	$23,240
8/31/23	$15,735	$16,651	$22,792
9/30/23	$14,992	$15,760	$21,706
10/31/23	$14,231	$14,875	$21,131
11/30/23	$15,405	$16,225	$23,101
12/31/23	$16,756	$17,928	$24,326
1/31/24	$16,332	$17,425	$24,596
2/29/24	$17,097	$18,123	$25,927
3/31/24	$17,742	$19,016	$26,764
4/30/24	$16,636	$17,820	$25,586
5/31/24	$17,346	$18,572	$26,795
6/30/24	$16,876	$18,197	$27,625
7/31/24	$18,046	$19,671	$28,138
8/31/24	$17,742	$19,670	$28,751
9/30/24	$18,093	$19,949	$29,345
10/31/24	$17,807	$19,698	$29,130
11/30/24	$19,383	$21,436	$31,068
12/31/24	$17,768	$19,897	$30,118
1/31/25	$18,324	$20,574	$31,069
2/28/25	$17,529	$19,813	$30,473
3/31/25	$16,471	$18,737	$28,696
4/30/25	$15,654	$18,194	$28,503
5/31/25	$16,417	$19,233	$30,310
6/30/25	$16,973	$20,102	$31,850
7/31/25	$17,376	$20,451	$32,551
8/31/25	$18,368	$21,525	$33,305
9/30/25	$18,117	$21,746	$34,454
10/31/25	$17,812	$21,689	$35,193
11/30/25	$18,314	$22,313	$35,289
12/31/25	$18,495	$22,431	$35,282
1/31/26	$19,578	$23,757	$35,829
2/28/26	$19,984	$24,675	$35,659
3/31/26	$18,924	$23,501	$33,886
4/30/26	$20,593	$25,936	$37,343
5/31/26	$20,785	$26,726	$39,235
6/30/26	$21,845	$27,849	$39,115
7/31/26	$22,014	$27,869	$38,932

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	26.69%	5.73%	8.83%
Class A with Load	19.71%	4.54%	8.21%
Russell 2500 Value Index	36.27%	10.62%	10.79%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 275,928,094
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,977,599
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$275,928,094
# of Portfolio Holdings	187
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$1,977,599

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	11.9%
Consumer Discretionary	12.0%
Information Technology	12.7%
Financials	18.1%
Industrials	21.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Jack Henry & Associates, Inc.	1.5%
SLM Corp.	1.5
Mohawk Industries, Inc.	1.2
WESCO International, Inc.	1.2
Jazz Pharmaceuticals PLC	1.1

Material Fund Change [Text Block]
C000008154
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in materials and consumer discretionary contributed the most to relative performance, followed by selection in real estate.

• On a sector level, positioning in real estate, utilities, and communication services contributed to performance.

• The top individual contributors were Victoria’s Secret & Company, Ichor Holdings, Ltd., and Patterson-UTI Energy, Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in industrials and financials.

• On a sector level, positioning in consumer discretionary and industrials detracted from performance.

• The largest individual detractors on a relative basis were not owning Sandisk Corporation, Ciena Corporation, and Lumentum Holdings, Inc.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 2500 Value Index	Russell 3000 Index TR (USD)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,227	$10,089	$10,026
9/30/16	$10,202	$10,155	$10,041
10/31/16	$9,964	$9,852	$9,824
11/30/16	$11,049	$10,796	$10,264
12/31/16	$11,390	$11,104	$10,464
1/31/17	$11,444	$11,165	$10,661
2/28/17	$11,697	$11,373	$11,057
3/31/17	$11,616	$11,284	$11,065
4/30/17	$11,568	$11,273	$11,182
5/31/17	$11,267	$11,028	$11,297
6/30/17	$11,508	$11,321	$11,399
7/31/17	$11,541	$11,409	$11,614
8/31/17	$11,385	$11,211	$11,636
9/30/17	$11,922	$11,755	$11,920
10/31/17	$11,960	$11,819	$12,180
11/30/17	$12,299	$12,206	$12,550
12/31/17	$12,454	$12,254	$12,675
1/31/18	$12,743	$12,409	$13,343
2/28/18	$12,129	$11,800	$12,851
3/31/18	$12,123	$11,929	$12,593
4/30/18	$12,171	$12,059	$12,641
5/31/18	$12,676	$12,555	$12,998
6/30/18	$12,767	$12,621	$13,083
7/31/18	$13,049	$12,872	$13,517
8/31/18	$13,398	$13,165	$13,992
9/30/18	$13,176	$12,959	$14,015
10/31/18	$11,834	$11,851	$12,983
11/30/18	$11,948	$12,075	$13,243
12/31/18	$10,378	$10,740	$12,011
1/31/19	$11,498	$11,940	$13,042
2/28/19	$12,058	$12,313	$13,500
3/31/19	$11,942	$12,149	$13,697
4/30/19	$12,553	$12,575	$14,244
5/31/19	$11,446	$11,626	$13,323
6/30/19	$12,174	$12,379	$14,258
7/31/19	$12,463	$12,459	$14,470
8/31/19	$11,878	$11,852	$14,175
9/30/19	$12,347	$12,395	$14,424
10/31/19	$12,405	$12,573	$14,735
11/30/19	$12,631	$12,882	$15,295
12/31/19	$13,054	$13,271	$15,736
1/31/20	$12,639	$12,787	$15,719
2/29/20	$11,451	$11,554	$14,432
3/31/20	$8,575	$8,674	$12,447
4/30/20	$9,893	$9,820	$14,096
5/31/20	$10,529	$10,269	$14,850
6/30/20	$10,841	$10,460	$15,189
7/31/20	$11,327	$10,775	$16,052
8/31/20	$11,730	$11,264	$17,215
9/30/20	$11,061	$10,831	$16,588
10/31/20	$11,587	$11,075	$16,230
11/30/20	$13,716	$13,013	$18,204
12/31/20	$14,636	$13,918	$19,023
1/31/21	$15,048	$14,225	$18,939
2/28/21	$16,374	$15,491	$19,531
3/31/21	$17,210	$16,260	$20,231
4/30/21	$18,013	$16,958	$21,273
5/31/21	$18,346	$17,303	$21,371
6/30/21	$18,176	$17,074	$21,898
7/31/21	$17,778	$16,824	$22,268
8/31/21	$18,026	$17,179	$22,903
9/30/21	$17,471	$16,721	$21,875
10/31/21	$17,850	$17,515	$23,355
11/30/21	$17,340	$16,905	$22,999
12/31/21	$18,399	$17,785	$23,905
1/31/22	$17,552	$16,881	$22,498
2/28/22	$17,720	$17,156	$21,932
3/31/22	$17,796	$17,518	$22,643
4/30/22	$16,666	$16,330	$20,611
5/31/22	$16,987	$16,643	$20,583
6/30/22	$15,406	$14,821	$18,861
7/31/22	$16,750	$16,256	$20,631
8/31/22	$16,414	$15,746	$19,861
9/30/22	$14,864	$14,154	$18,019
10/31/22	$16,574	$15,648	$19,497
11/30/22	$17,017	$16,434	$20,515
12/31/22	$15,953	$15,458	$19,313
1/31/23	$17,432	$17,002	$20,644
2/28/23	$17,085	$16,521	$20,161
3/31/23	$15,999	$15,673	$20,700
4/30/23	$15,784	$15,464	$20,921
5/31/23	$15,185	$15,023	$21,002
6/30/23	$16,364	$16,358	$22,436
7/31/23	$17,273	$17,317	$23,240
8/31/23	$16,861	$16,651	$22,792
9/30/23	$16,065	$15,760	$21,706
10/31/23	$15,250	$14,875	$21,131
11/30/23	$16,505	$16,225	$23,101
12/31/23	$17,959	$17,928	$24,326
1/31/24	$17,516	$17,425	$24,596
2/29/24	$18,336	$18,123	$25,927
3/31/24	$19,034	$19,016	$26,764
4/30/24	$17,846	$17,820	$25,586
5/31/24	$18,619	$18,572	$26,795
6/30/24	$18,119	$18,197	$27,625
7/31/24	$19,373	$19,671	$28,138
8/31/24	$19,052	$19,670	$28,751
9/30/24	$19,439	$19,949	$29,345
10/31/24	$19,128	$19,698	$29,130
11/30/24	$20,834	$21,436	$31,068
12/31/24	$19,097	$19,897	$30,118
1/31/25	$19,706	$20,574	$31,069
2/28/25	$18,853	$19,813	$30,473
3/31/25	$17,711	$18,737	$28,696
4/30/25	$16,847	$18,194	$28,503
5/31/25	$17,667	$19,233	$30,310
6/30/25	$18,276	$20,102	$31,850
7/31/25	$18,698	$20,451	$32,551
8/31/25	$19,773	$21,525	$33,305
9/30/25	$19,518	$21,746	$34,454
10/31/25	$19,185	$21,689	$35,193
11/30/25	$19,739	$22,313	$35,289
12/31/25	$19,928	$22,431	$35,282
1/31/26	$21,098	$23,757	$35,829
2/28/26	$21,546	$24,675	$35,659
3/31/26	$20,399	$23,501	$33,886
4/30/26	$22,211	$25,936	$37,343
5/31/26	$22,418	$26,726	$39,235
6/30/26	$23,565	$27,849	$39,115
7/31/26	$23,760	$27,869	$38,932

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	27.08%	5.97%	9.04%
Russell 2500 Value Index	36.27%	10.62%	10.79%
Russell 3000 Index TR (USD)	19.60%	11.82%	14.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 275,928,094
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 1,977,599
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$275,928,094
# of Portfolio Holdings	187
Portfolio Turnover Rate	46%
Total Advisory Fees Paid (includes Administration Fees)	$1,977,599

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Health Care	11.9%
Consumer Discretionary	12.0%
Information Technology	12.7%
Financials	18.1%
Industrials	21.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Jack Henry & Associates, Inc.	1.5%
SLM Corp.	1.5
Mohawk Industries, Inc.	1.2
WESCO International, Inc.	1.2
Jazz Pharmaceuticals PLC	1.1

Material Fund Change [Text Block]
C000007360
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class A
Trading Symbol	PBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Performance benefited from investments in higher-yielding fixed income sectors, particularly high-yield credit, securitized credit (asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities), agency mortgage-backed securities, and emerging market debt.

• Corporate credit and security selection added value through investment-grade and high yield holdings,senior floating rate loans, business development companies, and select consumer, financial, industrial, transportation, and cable/satellite issuers.

• Currency and emerging market positioning contributed, particularly exposure to Latin American currencies and select emerging market debt.

What didn’t work:

• Duration and government rate positioning detracted, including exposure to U.S. Treasuries and Australian duration as yields rose.

• Certain credit holdings weighed on returns, including high-yield bonds issued by technology companies and selected senior floating-rate loans in the healthcare sector.

• Specific securitized and currency positions detracted, including single-borrower fixed commercial mortgage-backed securities and short positions in the Australian dollar and Israeli shekel.

The Fund used derivatives primarily for efficient portfolio and risk management, including managing duration, yield curve positioning, credit exposure, and hedging unwanted risks. Instruments such as futures and interest rate swaps provided cost-effective market exposure and portfolio flexibility. Derivatives were generally used to manage exposures rather than make directional investment bets and had a mixed impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/16	$9,627	$10,000	$10,000
8/31/16	$9,635	$9,989	$9,980
9/30/16	$9,642	$9,983	$9,961
10/31/16	$9,578	$9,906	$9,864
11/30/16	$9,316	$9,672	$9,603
12/31/16	$9,371	$9,686	$9,624
1/31/17	$9,449	$9,705	$9,650
2/28/17	$9,538	$9,770	$9,724
3/31/17	$9,543	$9,765	$9,716
4/30/17	$9,620	$9,840	$9,796
5/31/17	$9,708	$9,916	$9,877
6/30/17	$9,722	$9,906	$9,880
7/31/17	$9,783	$9,949	$9,921
8/31/17	$9,888	$10,038	$10,017
9/30/17	$9,857	$9,990	$9,960
10/31/17	$9,850	$9,996	$9,968
11/30/17	$9,815	$9,983	$9,957
12/31/17	$9,865	$10,029	$10,008
1/31/18	$9,771	$9,913	$9,893
2/28/18	$9,678	$9,819	$9,786
3/31/18	$9,713	$9,882	$9,850
4/30/18	$9,628	$9,809	$9,766
5/31/18	$9,658	$9,879	$9,837
6/30/18	$9,649	$9,867	$9,818
7/31/18	$9,696	$9,869	$9,825
8/31/18	$9,742	$9,932	$9,889
9/30/18	$9,700	$9,868	$9,824
10/31/18	$9,646	$9,790	$9,738
11/30/18	$9,642	$9,849	$9,784
12/31/18	$9,725	$10,030	$9,967
1/31/19	$9,893	$10,136	$10,084
2/28/19	$9,931	$10,131	$10,078
3/31/19	$10,100	$10,325	$10,292
4/30/19	$10,135	$10,328	$10,297
5/31/19	$10,289	$10,511	$10,499
6/30/19	$10,445	$10,643	$10,654
7/31/19	$10,442	$10,666	$10,671
8/31/19	$10,775	$10,943	$11,019
9/30/19	$10,702	$10,885	$10,935
10/31/19	$10,742	$10,917	$10,966
11/30/19	$10,721	$10,912	$10,956
12/31/19	$10,706	$10,904	$10,934
1/31/20	$10,971	$11,114	$11,195
2/29/20	$11,108	$11,314	$11,429
3/31/20	$10,715	$11,247	$11,303
4/30/20	$10,985	$11,447	$11,554
5/31/20	$11,130	$11,501	$11,621
6/30/20	$11,291	$11,573	$11,722
7/31/20	$11,544	$11,746	$11,958
8/31/20	$11,486	$11,651	$11,819
9/30/20	$11,474	$11,645	$11,814
10/31/20	$11,425	$11,593	$11,742
11/30/20	$11,641	$11,707	$11,900
12/31/20	$11,680	$11,723	$11,910
1/31/21	$11,604	$11,639	$11,786
2/28/21	$11,432	$11,471	$11,579
3/31/21	$11,284	$11,327	$11,400
4/30/21	$11,396	$11,417	$11,501
5/31/21	$11,443	$11,454	$11,559
6/30/21	$11,570	$11,535	$11,676
7/31/21	$11,689	$11,664	$11,830
8/31/21	$11,684	$11,641	$11,807
9/30/21	$11,573	$11,541	$11,681
10/31/21	$11,577	$11,537	$11,686
11/30/21	$11,571	$11,572	$11,740
12/31/21	$11,568	$11,542	$11,702
1/31/22	$11,321	$11,293	$11,416
2/28/22	$11,157	$11,167	$11,282
3/31/22	$10,837	$10,857	$10,961
4/30/22	$10,407	$10,445	$10,527
5/31/22	$10,417	$10,512	$10,577
6/30/22	$10,154	$10,347	$10,409
7/31/22	$10,408	$10,600	$10,634
8/31/22	$10,159	$10,301	$10,357
9/30/22	$9,739	$9,856	$9,935
10/31/22	$9,635	$9,728	$9,812
11/30/22	$9,985	$10,086	$10,162
12/31/22	$9,934	$10,040	$10,113
1/31/23	$10,323	$10,349	$10,418
2/28/23	$10,074	$10,082	$10,148
3/31/23	$10,259	$10,338	$10,434
4/30/23	$10,340	$10,400	$10,500
5/31/23	$10,222	$10,287	$10,369
6/30/23	$10,238	$10,250	$10,336
7/31/23	$10,273	$10,243	$10,328
8/31/23	$10,229	$10,178	$10,267
9/30/23	$9,995	$9,919	$10,027
10/31/23	$9,836	$9,763	$9,884
11/30/23	$10,299	$10,205	$10,312
12/31/23	$10,714	$10,595	$10,692
1/31/24	$10,727	$10,566	$10,667
2/29/24	$10,617	$10,417	$10,522
3/31/24	$10,743	$10,513	$10,615
4/30/24	$10,503	$10,248	$10,362
5/31/24	$10,690	$10,421	$10,528
6/30/24	$10,790	$10,520	$10,619
7/31/24	$11,027	$10,766	$10,858
8/31/24	$11,201	$10,920	$11,008
9/30/24	$11,343	$11,067	$11,161
10/31/24	$11,114	$10,792	$10,895
11/30/24	$11,245	$10,906	$11,001
12/31/24	$11,083	$10,728	$10,818
1/31/25	$11,146	$10,785	$10,875
2/28/25	$11,390	$11,022	$11,104
3/31/25	$11,366	$11,026	$11,110
4/30/25	$11,378	$11,070	$11,156
5/31/25	$11,363	$10,990	$11,082
6/30/25	$11,554	$11,159	$11,245
7/31/25	$11,535	$11,130	$11,220
8/31/25	$11,668	$11,263	$11,338
9/30/25	$11,800	$11,386	$11,459
10/31/25	$11,870	$11,457	$11,522
11/30/25	$11,947	$11,528	$11,593
12/31/25	$11,915	$11,511	$11,562
1/31/26	$11,953	$11,523	$11,562
2/28/26	$12,128	$11,712	$11,751
3/31/26	$11,885	$11,506	$11,538
4/30/26	$11,934	$11,519	$11,552
5/31/26	$11,970	$11,554	$11,589
6/30/26	$12,029	$11,582	$11,619
7/31/26	$11,864	$11,431	$11,469

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	2.85%	0.30%	2.11%
Class A with Load	(1.02%)	(0.47%)	1.72%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%
Bloomberg US Government/Credit Index	2.22%	(0.62%)	1.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 392,055,109
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 1,386,477
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$392,055,109
# of Portfolio Holdings	1,845
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (includes Administration Fees)	$1,386,477

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Loan assignments	8.9%
Mortgage-backed securities	10.8%
Asset-backed securities	11.6%
U.S. Treasury obligations	13.4%
Corporate bonds	47.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	2.2%
State Street Institutional U.S. Government Money Market Fund, Class Premier, 3.619%, due 12/31/30	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.4

Material Fund Change [Text Block]
C000007359
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class P
Trading Symbol	PCSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Performance benefited from investments in higher-yielding fixed income sectors, particularly high-yield credit, securitized credit (asset-backed securities, commercial mortgage-backed securities, and non-agency residential mortgage-backed securities), agency mortgage-backed securities, and emerging market debt.

• Corporate credit and security selection added value through investment-grade and high yield holdings,senior floating rate loans, business development companies, and select consumer, financial, industrial, transportation, and cable/satellite issuers.

• Currency and emerging market positioning contributed, particularly exposure to Latin American currencies and select emerging market debt.

What didn’t work:

• Duration and government rate positioning detracted, including exposure to U.S. Treasuries and Australian duration as yields rose.

• Certain credit holdings weighed on returns, including high-yield bonds issued by technology companies and selected senior floating-rate loans in the healthcare sector.

• Specific securitized and currency positions detracted, including single-borrower fixed commercial mortgage-backed securities and short positions in the Australian dollar and Israeli shekel.

The Fund used derivatives primarily for efficient portfolio and risk management, including managing duration, yield curve positioning, credit exposure, and hedging unwanted risks. Instruments such as futures and interest rate swaps provided cost-effective market exposure and portfolio flexibility. Derivatives were generally used to manage exposures rather than make directional investment bets and had a mixed impact on performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,017	$9,989	$9,980
9/30/16	$10,019	$9,983	$9,961
10/31/16	$9,954	$9,906	$9,864
11/30/16	$9,685	$9,672	$9,603
12/31/16	$9,751	$9,686	$9,624
1/31/17	$9,827	$9,705	$9,650
2/28/17	$9,921	$9,770	$9,724
3/31/17	$9,929	$9,765	$9,716
4/30/17	$10,011	$9,840	$9,796
5/31/17	$10,105	$9,916	$9,877
6/30/17	$10,129	$9,906	$9,880
7/31/17	$10,194	$9,949	$9,921
8/31/17	$10,298	$10,038	$10,017
9/30/17	$10,269	$9,990	$9,960
10/31/17	$10,264	$9,996	$9,968
11/30/17	$10,229	$9,983	$9,957
12/31/17	$10,283	$10,029	$10,008
1/31/18	$10,188	$9,913	$9,893
2/28/18	$10,092	$9,819	$9,786
3/31/18	$10,132	$9,882	$9,850
4/30/18	$10,044	$9,809	$9,766
5/31/18	$10,086	$9,879	$9,837
6/30/18	$10,078	$9,867	$9,818
7/31/18	$10,121	$9,869	$9,825
8/31/18	$10,171	$9,932	$9,889
9/30/18	$10,138	$9,868	$9,824
10/31/18	$10,076	$9,790	$9,738
11/30/18	$10,073	$9,849	$9,784
12/31/18	$10,162	$10,030	$9,967
1/31/19	$10,340	$10,136	$10,084
2/28/19	$10,382	$10,131	$10,078
3/31/19	$10,561	$10,325	$10,292
4/30/19	$10,599	$10,328	$10,297
5/31/19	$10,771	$10,511	$10,499
6/30/19	$10,929	$10,643	$10,654
7/31/19	$10,935	$10,666	$10,671
8/31/19	$11,279	$10,943	$11,019
9/30/19	$11,205	$10,885	$10,935
10/31/19	$11,249	$10,917	$10,966
11/30/19	$11,229	$10,912	$10,956
12/31/19	$11,216	$10,904	$10,934
1/31/20	$11,496	$11,114	$11,195
2/29/20	$11,642	$11,314	$11,429
3/31/20	$11,240	$11,247	$11,303
4/30/20	$11,517	$11,447	$11,554
5/31/20	$11,673	$11,501	$11,621
6/30/20	$11,844	$11,573	$11,722
7/31/20	$12,112	$11,746	$11,958
8/31/20	$12,054	$11,651	$11,819
9/30/20	$12,043	$11,645	$11,814
10/31/20	$11,994	$11,593	$11,742
11/30/20	$12,224	$11,707	$11,900
12/31/20	$12,268	$11,723	$11,910
1/31/21	$12,191	$11,639	$11,786
2/28/21	$12,011	$11,471	$11,579
3/31/21	$11,858	$11,327	$11,400
4/30/21	$11,979	$11,417	$11,501
5/31/21	$12,031	$11,454	$11,559
6/30/21	$12,167	$11,535	$11,676
7/31/21	$12,295	$11,664	$11,830
8/31/21	$12,292	$11,641	$11,807
9/30/21	$12,178	$11,541	$11,681
10/31/21	$12,185	$11,537	$11,686
11/30/21	$12,181	$11,572	$11,740
12/31/21	$12,180	$11,542	$11,702
1/31/22	$11,922	$11,293	$11,416
2/28/22	$11,752	$11,167	$11,282
3/31/22	$11,417	$10,857	$10,961
4/30/22	$10,966	$10,445	$10,527
5/31/22	$10,979	$10,512	$10,577
6/30/22	$10,703	$10,347	$10,409
7/31/22	$10,974	$10,600	$10,634
8/31/22	$10,714	$10,301	$10,357
9/30/22	$10,272	$9,856	$9,935
10/31/22	$10,174	$9,728	$9,812
11/30/22	$10,537	$10,086	$10,162
12/31/22	$10,495	$10,040	$10,113
1/31/23	$10,899	$10,349	$10,418
2/28/23	$10,638	$10,082	$10,148
3/31/23	$10,835	$10,338	$10,434
4/30/23	$10,923	$10,400	$10,500
5/31/23	$10,801	$10,287	$10,369
6/30/23	$10,820	$10,250	$10,336
7/31/23	$10,868	$10,243	$10,328
8/31/23	$10,815	$10,178	$10,267
9/30/23	$10,570	$9,919	$10,027
10/31/23	$10,403	$9,763	$9,884
11/30/23	$10,896	$10,205	$10,312
12/31/23	$11,337	$10,595	$10,692
1/31/24	$11,354	$10,566	$10,667
2/29/24	$11,240	$10,417	$10,522
3/31/24	$11,375	$10,513	$10,615
4/30/24	$11,124	$10,248	$10,362
5/31/24	$11,324	$10,421	$10,528
6/30/24	$11,432	$10,520	$10,619
7/31/24	$11,686	$10,766	$10,858
8/31/24	$11,873	$10,920	$11,008
9/30/24	$12,026	$11,067	$11,161
10/31/24	$11,786	$10,792	$10,895
11/30/24	$11,927	$10,906	$11,001
12/31/24	$11,748	$10,728	$10,818
1/31/25	$11,828	$10,785	$10,875
2/28/25	$12,089	$11,022	$11,104
3/31/25	$12,066	$11,026	$11,110
4/30/25	$12,081	$11,070	$11,156
5/31/25	$12,068	$10,990	$11,082
6/30/25	$12,274	$11,159	$11,245
7/31/25	$12,256	$11,130	$11,220
8/31/25	$12,400	$11,263	$11,338
9/30/25	$12,543	$11,386	$11,459
10/31/25	$12,620	$11,457	$11,522
11/30/25	$12,705	$11,528	$11,593
12/31/25	$12,674	$11,511	$11,562
1/31/26	$12,717	$11,523	$11,562
2/28/26	$12,905	$11,712	$11,751
3/31/26	$12,650	$11,506	$11,538
4/30/26	$12,704	$11,519	$11,552
5/31/26	$12,745	$11,554	$11,589
6/30/26	$12,800	$11,582	$11,619
7/31/26	$12,637	$11,431	$11,469

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	3.11%	0.55%	2.37%
Bloomberg US Aggregate Bond Index	2.71%	(0.40%)	1.35%
Bloomberg US Government/Credit Index	2.22%	(0.62%)	1.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 392,055,109
Holdings Count | Holding	1,845
Advisory Fees Paid, Amount	$ 1,386,477
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$392,055,109
# of Portfolio Holdings	1,845
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (includes Administration Fees)	$1,386,477

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Loan assignments	8.9%
Mortgage-backed securities	10.8%
Asset-backed securities	11.6%
U.S. Treasury obligations	13.4%
Corporate bonds	47.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	2.2%
State Street Institutional U.S. Government Money Market Fund, Class Premier, 3.619%, due 12/31/30	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.4

Material Fund Change [Text Block]
C000016591
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class A
Trading Symbol	PASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$188	1.83%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/16	$9,450	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,423	$10,008	$10,002	$10,044	$9,952
9/30/16	$9,396	$10,061	$10,005	$10,078	$10,006
10/31/16	$9,369	$9,867	$10,007	$10,049	$9,729
11/30/16	$9,360	$10,009	$10,010	$10,075	$9,342
12/31/16	$9,477	$10,248	$10,013	$10,165	$9,299
1/31/17	$9,505	$10,495	$10,017	$10,268	$9,404
2/28/17	$9,640	$10,787	$10,021	$10,360	$9,449
3/31/17	$9,631	$10,902	$10,025	$10,407	$9,463
4/30/17	$9,658	$11,063	$10,030	$10,460	$9,570
5/31/17	$9,658	$11,297	$10,036	$10,493	$9,718
6/30/17	$9,622	$11,340	$10,043	$10,491	$9,709
7/31/17	$9,658	$11,612	$10,051	$10,598	$9,873
8/31/17	$9,631	$11,628	$10,060	$10,686	$9,970
9/30/17	$9,694	$11,889	$10,069	$10,733	$9,881
10/31/17	$9,784	$12,114	$10,078	$10,857	$9,843
11/30/17	$9,847	$12,376	$10,087	$10,855	$9,952
12/31/17	$9,829	$12,544	$10,097	$10,955	$9,987
1/31/18	$10,036	$13,206	$10,108	$11,210	$10,106
2/28/18	$9,865	$12,659	$10,119	$11,038	$10,016
3/31/18	$9,766	$12,383	$10,132	$10,984	$10,123
4/30/18	$9,802	$12,525	$10,146	$11,006	$9,961
5/31/18	$9,712	$12,604	$10,161	$11,085	$9,885
6/30/18	$9,658	$12,598	$10,177	$11,035	$9,841
7/31/18	$9,775	$12,991	$10,193	$11,058	$9,825
8/31/18	$9,775	$13,152	$10,210	$11,083	$9,835
9/30/18	$9,757	$13,225	$10,227	$11,061	$9,750
10/31/18	$9,532	$12,254	$10,246	$10,738	$9,641
11/30/18	$9,568	$12,393	$10,265	$10,690	$9,672
12/31/18	$9,297	$11,451	$10,285	$10,514	$9,867
1/31/19	$9,584	$12,342	$10,306	$10,784	$10,017
2/28/19	$9,621	$12,713	$10,325	$10,899	$9,960
3/31/19	$9,649	$12,880	$10,347	$10,998	$10,084
4/30/19	$9,742	$13,337	$10,367	$11,097	$10,054
5/31/19	$9,621	$12,567	$10,389	$10,991	$10,191
6/30/19	$9,770	$13,395	$10,410	$11,162	$10,417
7/31/19	$9,825	$13,462	$10,431	$11,192	$10,388
8/31/19	$9,834	$13,186	$10,451	$11,105	$10,599
9/30/19	$9,834	$13,467	$10,469	$11,056	$10,491
10/31/19	$9,853	$13,810	$10,486	$11,111	$10,561
11/30/19	$9,825	$14,194	$10,502	$11,214	$10,481
12/31/19	$9,862	$14,619	$10,517	$11,396	$10,542
1/31/20	$9,946	$14,530	$10,531	$11,428	$10,677
2/29/20	$9,770	$13,302	$10,544	$11,254	$10,748
3/31/20	$9,454	$11,542	$10,558	$10,395	$10,508
4/30/20	$9,723	$12,803	$10,566	$10,748	$10,714
5/31/20	$9,881	$13,421	$10,571	$10,995	$10,761
6/30/20	$9,936	$13,776	$10,572	$11,211	$10,856
7/31/20	$10,242	$14,435	$10,573	$11,463	$11,203
8/31/20	$10,363	$15,400	$10,574	$11,709	$11,186
9/30/20	$10,316	$14,868	$10,575	$11,688	$11,145
10/31/20	$10,307	$14,412	$10,576	$11,725	$11,156
11/30/20	$10,622	$16,255	$10,577	$12,184	$11,359
12/31/20	$10,796	$16,944	$10,578	$12,636	$11,511
1/31/21	$10,699	$16,776	$10,579	$12,552	$11,410
2/28/21	$10,864	$17,206	$10,579	$12,907	$11,214
3/31/21	$10,903	$17,778	$10,580	$12,892	$10,998
4/30/21	$11,097	$18,606	$10,580	$13,167	$11,137
5/31/21	$11,126	$18,874	$10,581	$13,189	$11,241
6/30/21	$11,029	$19,155	$10,581	$13,262	$11,142
7/31/21	$10,981	$19,498	$10,581	$13,177	$11,291
8/31/21	$11,029	$19,983	$10,581	$13,342	$11,244
9/30/21	$10,932	$19,154	$10,582	$13,360	$11,044
10/31/21	$10,971	$20,239	$10,582	$13,570	$11,017
11/30/21	$10,825	$19,795	$10,582	$13,371	$10,985
12/31/21	$11,080	$20,641	$10,583	$13,417	$10,970
1/31/22	$10,925	$19,549	$10,583	$13,074	$10,745
2/28/22	$10,821	$19,055	$10,584	$12,998	$10,617
3/31/22	$10,904	$19,577	$10,586	$13,047	$10,294
4/30/22	$10,935	$17,951	$10,589	$12,890	$9,730
5/31/22	$10,977	$17,965	$10,594	$12,701	$9,756
6/30/22	$10,749	$16,409	$10,601	$12,533	$9,443
7/31/22	$10,852	$17,711	$10,612	$12,627	$9,644
8/31/22	$10,852	$16,971	$10,628	$12,697	$9,263
9/30/22	$10,697	$15,393	$10,649	$12,489	$8,788
10/31/22	$10,945	$16,499	$10,675	$12,542	$8,727
11/30/22	$11,070	$17,646	$10,706	$12,660	$9,138
12/31/22	$11,105	$16,897	$10,742	$12,704	$9,187
1/31/23	$11,200	$18,092	$10,781	$12,960	$9,489
2/28/23	$11,158	$17,657	$10,819	$12,889	$9,173
3/31/23	$11,041	$18,203	$10,862	$12,800	$9,463
4/30/23	$11,041	$18,522	$10,906	$12,835	$9,505
5/31/23	$10,935	$18,337	$10,952	$12,843	$9,319
6/30/23	$11,084	$19,446	$10,998	$12,995	$9,319
7/31/23	$11,179	$20,099	$11,048	$13,139	$9,383
8/31/23	$11,179	$19,619	$11,100	$13,120	$9,255
9/30/23	$11,179	$18,773	$11,150	$13,065	$8,984
10/31/23	$11,094	$18,228	$11,202	$12,923	$8,877
11/30/23	$11,359	$19,937	$11,254	$13,197	$9,325
12/31/23	$11,657	$20,916	$11,307	$13,476	$9,712
1/31/24	$11,657	$21,167	$11,359	$13,574	$9,578
2/29/24	$11,888	$22,064	$11,409	$13,811	$9,458
3/31/24	$12,129	$22,773	$11,462	$14,039	$9,510
4/30/24	$11,986	$21,927	$11,513	$13,977	$9,270
5/31/24	$12,129	$22,906	$11,567	$14,088	$9,391
6/30/24	$12,074	$23,372	$11,619	$14,130	$9,405
7/31/24	$12,206	$23,784	$11,673	$14,199	$9,665
8/31/24	$12,283	$24,413	$11,727	$14,261	$9,893
9/30/24	$12,415	$24,860	$11,778	$14,411	$10,062
10/31/24	$12,327	$24,367	$11,829	$14,436	$9,724
11/30/24	$12,602	$25,485	$11,876	$14,699	$9,758
12/31/24	$12,424	$24,821	$11,922	$14,709	$9,548
1/31/25	$12,542	$25,697	$11,968	$14,906	$9,603
2/28/25	$12,625	$25,512	$12,009	$14,827	$9,740
3/31/25	$12,530	$24,376	$12,054	$14,654	$9,800
4/30/25	$12,613	$24,593	$12,097	$14,678	$10,088
5/31/25	$12,744	$26,048	$12,142	$14,879	$10,052
6/30/25	$12,874	$27,172	$12,186	$15,123	$10,243
7/31/25	$12,945	$27,522	$12,231	$15,249	$10,090
8/31/25	$13,064	$28,240	$12,277	$15,479	$10,237
9/30/25	$13,218	$29,148	$12,320	$15,755	$10,303
10/31/25	$13,289	$29,732	$12,364	$15,965	$10,277
11/30/25	$13,360	$29,816	$12,405	$16,050	$10,301
12/31/25	$13,353	$30,057	$12,447	$16,250	$10,328
1/31/26	$13,471	$30,729	$12,487	$16,525	$10,425
2/28/26	$13,708	$30,954	$12,523	$16,712	$10,541
3/31/26	$13,340	$28,983	$12,562	$16,363	$10,217
4/30/26	$13,669	$31,763	$12,601	$17,059	$10,345
5/31/26	$13,853	$33,209	$12,641	$17,384	$10,379
6/30/26	$13,866	$32,970	$12,680	$17,643	$10,306
7/31/26	$13,669	$33,139	$12,720	$17,296	$10,251

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	5.59%	4.48%	3.76%
Class A with Load	(0.26%)	3.30%	3.17%
MSCI World Index (net)	20.41%	11.19%	12.73%
FTSE Three-Month US Treasury Bill Index	4.00%	3.75%	2.44%
HFRI Fund of Funds Composite Index	13.43%	5.59%	5.63%
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 260,248,187
Holdings Count | Holding	2,189
Advisory Fees Paid, Amount	$ 2,133,322
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000016595
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P
Trading Symbol	PASPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$163	1.58%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
7/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/16	$9,971	$10,008	$10,002	$10,044	$9,952
9/30/16	$9,942	$10,061	$10,005	$10,078	$10,006
10/31/16	$9,913	$9,867	$10,007	$10,049	$9,729
11/30/16	$9,904	$10,009	$10,010	$10,075	$9,342
12/31/16	$10,029	$10,248	$10,013	$10,165	$9,299
1/31/17	$10,067	$10,495	$10,017	$10,268	$9,404
2/28/17	$10,202	$10,787	$10,021	$10,360	$9,449
3/31/17	$10,193	$10,902	$10,025	$10,407	$9,463
4/30/17	$10,231	$11,063	$10,030	$10,460	$9,570
5/31/17	$10,231	$11,297	$10,036	$10,493	$9,718
6/30/17	$10,193	$11,340	$10,043	$10,491	$9,709
7/31/17	$10,241	$11,612	$10,051	$10,598	$9,873
8/31/17	$10,212	$11,628	$10,060	$10,686	$9,970
9/30/17	$10,279	$11,889	$10,069	$10,733	$9,881
10/31/17	$10,376	$12,114	$10,078	$10,857	$9,843
11/30/17	$10,443	$12,376	$10,087	$10,855	$9,952
12/31/17	$10,434	$12,544	$10,097	$10,955	$9,987
1/31/18	$10,655	$13,206	$10,108	$11,210	$10,106
2/28/18	$10,472	$12,659	$10,119	$11,038	$10,016
3/31/18	$10,366	$12,383	$10,132	$10,984	$10,123
4/30/18	$10,405	$12,525	$10,146	$11,006	$9,961
5/31/18	$10,318	$12,604	$10,161	$11,085	$9,885
6/30/18	$10,260	$12,598	$10,177	$11,035	$9,841
7/31/18	$10,376	$12,991	$10,193	$11,058	$9,825
8/31/18	$10,385	$13,152	$10,210	$11,083	$9,835
9/30/18	$10,366	$13,225	$10,227	$11,061	$9,750
10/31/18	$10,135	$12,254	$10,246	$10,738	$9,641
11/30/18	$10,173	$12,393	$10,265	$10,690	$9,672
12/31/18	$9,884	$11,451	$10,285	$10,514	$9,867
1/31/19	$10,201	$12,342	$10,306	$10,784	$10,017
2/28/19	$10,231	$12,713	$10,325	$10,899	$9,960
3/31/19	$10,271	$12,880	$10,347	$10,998	$10,084
4/30/19	$10,370	$13,337	$10,367	$11,097	$10,054
5/31/19	$10,241	$12,567	$10,389	$10,991	$10,191
6/30/19	$10,399	$13,395	$10,410	$11,162	$10,417
7/31/19	$10,469	$13,462	$10,431	$11,192	$10,388
8/31/19	$10,479	$13,186	$10,451	$11,105	$10,599
9/30/19	$10,479	$13,467	$10,469	$11,056	$10,491
10/31/19	$10,499	$13,810	$10,486	$11,111	$10,561
11/30/19	$10,469	$14,194	$10,502	$11,214	$10,481
12/31/19	$10,518	$14,619	$10,517	$11,396	$10,542
1/31/20	$10,608	$14,530	$10,531	$11,428	$10,677
2/29/20	$10,419	$13,302	$10,544	$11,254	$10,748
3/31/20	$10,091	$11,542	$10,558	$10,395	$10,508
4/30/20	$10,369	$12,803	$10,566	$10,748	$10,714
5/31/20	$10,548	$13,421	$10,571	$10,995	$10,761
6/30/20	$10,608	$13,776	$10,572	$11,211	$10,856
7/31/20	$10,935	$14,435	$10,573	$11,463	$11,203
8/31/20	$11,065	$15,400	$10,574	$11,709	$11,186
9/30/20	$11,025	$14,868	$10,575	$11,688	$11,145
10/31/20	$11,015	$14,412	$10,576	$11,725	$11,156
11/30/20	$11,353	$16,255	$10,577	$12,184	$11,359
12/31/20	$11,539	$16,944	$10,578	$12,636	$11,511
1/31/21	$11,435	$16,776	$10,579	$12,552	$11,410
2/28/21	$11,612	$17,206	$10,579	$12,907	$11,214
3/31/21	$11,664	$17,778	$10,580	$12,892	$10,998
4/30/21	$11,873	$18,606	$10,580	$13,167	$11,137
5/31/21	$11,905	$18,874	$10,581	$13,189	$11,241
6/30/21	$11,800	$19,155	$10,581	$13,262	$11,142
7/31/21	$11,758	$19,498	$10,581	$13,177	$11,291
8/31/21	$11,800	$19,983	$10,581	$13,342	$11,244
9/30/21	$11,706	$19,154	$10,582	$13,360	$11,044
10/31/21	$11,758	$20,239	$10,582	$13,570	$11,017
11/30/21	$11,591	$19,795	$10,582	$13,371	$10,985
12/31/21	$11,876	$20,641	$10,583	$13,417	$10,970
1/31/22	$11,709	$19,549	$10,583	$13,074	$10,745
2/28/22	$11,609	$19,055	$10,584	$12,998	$10,617
3/31/22	$11,687	$19,577	$10,586	$13,047	$10,294
4/30/22	$11,720	$17,951	$10,589	$12,890	$9,730
5/31/22	$11,776	$17,965	$10,594	$12,701	$9,756
6/30/22	$11,531	$16,409	$10,601	$12,533	$9,443
7/31/22	$11,653	$17,711	$10,612	$12,627	$9,644
8/31/22	$11,653	$16,971	$10,628	$12,697	$9,263
9/30/22	$11,475	$15,393	$10,649	$12,489	$8,788
10/31/22	$11,753	$16,499	$10,675	$12,542	$8,727
11/30/22	$11,887	$17,646	$10,706	$12,660	$9,138
12/31/22	$11,936	$16,897	$10,742	$12,704	$9,187
1/31/23	$12,027	$18,092	$10,781	$12,960	$9,489
2/28/23	$11,993	$17,657	$10,819	$12,889	$9,173
3/31/23	$11,868	$18,203	$10,862	$12,800	$9,463
4/30/23	$11,868	$18,522	$10,906	$12,835	$9,505
5/31/23	$11,765	$18,337	$10,952	$12,843	$9,319
6/30/23	$11,925	$19,446	$10,998	$12,995	$9,319
7/31/23	$12,027	$20,099	$11,048	$13,139	$9,383
8/31/23	$12,027	$19,619	$11,100	$13,120	$9,255
9/30/23	$12,039	$18,773	$11,150	$13,065	$8,984
10/31/23	$11,936	$18,228	$11,202	$12,923	$8,877
11/30/23	$12,232	$19,937	$11,254	$13,197	$9,325
12/31/23	$12,551	$20,916	$11,307	$13,476	$9,712
1/31/24	$12,551	$21,167	$11,359	$13,574	$9,578
2/29/24	$12,811	$22,064	$11,409	$13,811	$9,458
3/31/24	$13,072	$22,773	$11,462	$14,039	$9,510
4/30/24	$12,918	$21,927	$11,513	$13,977	$9,270
5/31/24	$13,083	$22,906	$11,567	$14,088	$9,391
6/30/24	$13,012	$23,372	$11,619	$14,130	$9,405
7/31/24	$13,155	$23,784	$11,673	$14,199	$9,665
8/31/24	$13,261	$24,413	$11,727	$14,261	$9,893
9/30/24	$13,391	$24,860	$11,778	$14,411	$10,062
10/31/24	$13,308	$24,367	$11,829	$14,436	$9,724
11/30/24	$13,604	$25,485	$11,876	$14,699	$9,758
12/31/24	$13,410	$24,821	$11,922	$14,709	$9,548
1/31/25	$13,551	$25,697	$11,968	$14,906	$9,603
2/28/25	$13,628	$25,512	$12,009	$14,827	$9,740
3/31/25	$13,538	$24,376	$12,054	$14,654	$9,800
4/30/25	$13,640	$24,593	$12,097	$14,678	$10,088
5/31/25	$13,769	$26,048	$12,142	$14,879	$10,052
6/30/25	$13,922	$27,172	$12,186	$15,123	$10,243
7/31/25	$13,999	$27,522	$12,231	$15,249	$10,090
8/31/25	$14,127	$28,240	$12,277	$15,479	$10,237
9/30/25	$14,307	$29,148	$12,320	$15,755	$10,303
10/31/25	$14,371	$29,732	$12,364	$15,965	$10,277
11/30/25	$14,460	$29,816	$12,405	$16,050	$10,301
12/31/25	$14,450	$30,057	$12,447	$16,250	$10,328
1/31/26	$14,593	$30,729	$12,487	$16,525	$10,425
2/28/26	$14,849	$30,954	$12,523	$16,712	$10,541
3/31/26	$14,465	$28,983	$12,562	$16,363	$10,217
4/30/26	$14,820	$31,763	$12,601	$17,059	$10,345
5/31/26	$15,020	$33,209	$12,641	$17,384	$10,379
6/30/26	$15,034	$32,970	$12,680	$17,643	$10,306
7/31/26	$14,820	$33,139	$12,720	$17,296	$10,251

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	5.87%	4.74%	4.01%
MSCI World Index (net)	20.41%	11.19%	12.73%
FTSE Three-Month US Treasury Bill Index	4.00%	3.75%	2.44%
HFRI Fund of Funds Composite Index	13.43%	5.59%	5.63%
Bloomberg Global Aggregate Index	1.60%	(1.91%)	0.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 260,248,187
Holdings Count | Holding	2,189
Advisory Fees Paid, Amount	$ 2,133,322
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000228115
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P2
Trading Symbol	PAPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Relative value and long-short equity sub-advisors contributed most to performance.

• Lazard Asset Management LLC’s convertible arbitrage strategy performance was robust.

• Long-short equity sub-advisors such as Kettle Hill Capital Management, LLC and Electron Capital Partners, LLC benefited from strong equity market performance.

What didn’t work:

• In macro trading, Aviva Investors Canada Inc. lagged over the period.

• Early in the second quarter of 2026, PCJ Investment Counsel Ltd.'s equity market-neutral allocation was removed with capital reallocated across several existing sub-advisors. The strategy underperformed during the period it was in the Fund.

The Fund invested in derivatives such as options, futures, currency forward and futures agreements and swap agreements (specifically, interest rate swaps and swaps on futures or indices) during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	MSCI World Index (net)	FTSE Three-Month US Treasury Bill Index	HFRI Fund of Funds Composite Index	Bloomberg Global Aggregate Index
11/14/22	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/22	$10,095	$10,261	$10,015	$10,000	$10,129
12/31/22	$10,117	$9,825	$10,049	$10,035	$10,184
1/31/23	$10,185	$10,520	$10,086	$10,237	$10,518
2/28/23	$10,156	$10,267	$10,121	$10,181	$10,168
3/31/23	$10,030	$10,585	$10,162	$10,110	$10,490
4/30/23	$10,030	$10,770	$10,202	$10,139	$10,536
5/31/23	$9,923	$10,663	$10,245	$10,145	$10,330
6/30/23	$10,049	$11,307	$10,289	$10,265	$10,330
7/31/23	$10,146	$11,687	$10,336	$10,378	$10,401
8/31/23	$10,146	$11,408	$10,384	$10,364	$10,259
9/30/23	$10,156	$10,916	$10,431	$10,320	$9,959
10/31/23	$10,078	$10,599	$10,480	$10,208	$9,840
11/30/23	$10,330	$11,593	$10,528	$10,424	$10,336
12/31/23	$10,595	$12,162	$10,577	$10,645	$10,766
1/31/24	$10,605	$12,308	$10,627	$10,722	$10,617
2/29/24	$10,825	$12,830	$10,673	$10,909	$10,484
3/31/24	$11,056	$13,242	$10,722	$11,089	$10,542
4/30/24	$10,936	$12,750	$10,771	$11,041	$10,276
5/31/24	$11,066	$13,320	$10,821	$11,128	$10,410
6/30/24	$11,026	$13,591	$10,869	$11,161	$10,425
7/31/24	$11,146	$13,830	$10,920	$11,216	$10,713
8/31/24	$11,236	$14,196	$10,970	$11,265	$10,966
9/30/24	$11,356	$14,456	$11,018	$11,383	$11,153
10/31/24	$11,286	$14,169	$11,066	$11,403	$10,779
11/30/24	$11,546	$14,819	$11,110	$11,610	$10,816
12/31/24	$11,380	$14,433	$11,154	$11,619	$10,584
1/31/25	$11,498	$14,942	$11,197	$11,774	$10,644
2/28/25	$11,573	$14,835	$11,235	$11,712	$10,796
3/31/25	$11,498	$14,174	$11,276	$11,575	$10,863
4/30/25	$11,573	$14,300	$11,317	$11,594	$11,182
5/31/25	$11,681	$15,147	$11,359	$11,753	$11,142
6/30/25	$11,799	$15,800	$11,400	$11,945	$11,354
7/31/25	$11,852	$16,004	$11,442	$12,045	$11,184
8/31/25	$11,960	$16,421	$11,485	$12,227	$11,347
9/30/25	$12,110	$16,949	$11,526	$12,445	$11,421
10/31/25	$12,175	$17,288	$11,567	$12,611	$11,392
11/30/25	$12,239	$17,337	$11,605	$12,678	$11,419
12/31/25	$12,235	$17,477	$11,644	$12,836	$11,448
1/31/26	$12,353	$17,868	$11,682	$13,053	$11,556
2/28/26	$12,554	$17,999	$11,715	$13,201	$11,685
3/31/26	$12,223	$16,853	$11,752	$12,925	$11,326
4/30/26	$12,518	$18,469	$11,788	$13,475	$11,467
5/31/26	$12,695	$19,310	$11,826	$13,731	$11,505
6/30/26	$12,719	$19,172	$11,862	$13,937	$11,424
7/31/26	$12,542	$19,270	$11,900	$13,650	$11,363

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 11/14/22
Class P2	5.82%	6.30%
MSCI World Index (net)	20.41%	19.34%
FTSE Three-Month US Treasury Bill Index	4.00%	4.80%
HFRI Fund of Funds Composite Index	13.43%	8.95%
Bloomberg Global Aggregate Index	1.60%	3.51%

Performance Inception Date	Nov. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 260,248,187
Holdings Count | Holding	2,189
Advisory Fees Paid, Amount	$ 2,133,322
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$260,248,187
# of Portfolio Holdings	2,189
Portfolio Turnover Rate	391%
Total Advisory Fees Paid (includes Administration Fees)	$2,133,322

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Staples	4.3%
Consumer Discretionary	4.7%
Communications	4.9%
Financial	6.0%
Technology	12.3%

Largest Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.3%
AQR Style Premia Alternative Fund, Class I	2.3
InterDigital, Inc., 3.500%, due 06/01/27	1.6
Lumentum Holdings, Inc., 0.375%, due 03/15/32	1.2
IREN Ltd., 3.500%, due 12/15/29	1.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

The annual operating expenses ratio for Class P2 of the Fund increased from 1.41% for the fiscal year ended July 31, 2025 to 1.70% for the fiscal year ended July 31, 2026. The notable decrease in the size of Class P2 from the fiscal year ended July 31, 2025 to the fiscal year ended July 31, 2026 expanded the impact of fixed costs incurred by the Fund. There is no applicable expense cap for Class P2.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Material Fund Change Expenses [Text Block]

The annual operating expenses ratio for Class P2 of the Fund increased from 1.41% for the fiscal year ended July 31, 2025 to 1.70% for the fiscal year ended July 31, 2026. The notable decrease in the size of Class P2 from the fiscal year ended July 31, 2025 to the fiscal year ended July 31, 2026 expanded the impact of fixed costs incurred by the Fund. There is no applicable expense cap for Class P2.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees has terminated PCJ Investment Counsel Ltd. (“PCJ”) as subadvisor to the fund, effective as of the close of business on April 9, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000016586
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class A
Trading Symbol	PREAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Positioning and security selection in real estate management and development contributed the most to relative performance, while selection in office real estate investment trusts (REITs) also contributed.

• An out-of-benchmark allocation in capital markets contributed to performance.

• The top individual contributors were Ventas, Inc., Janus Living, Inc. Class A, and Healthcare Realty Trust Incorporated Class A.

What didn’t work:

• Positioning in health care REITs detracted the most, followed by residential, and diversified REITs. Positioning in specialized REITs also detracted.

• Security selection in retail, industrial, and specialized real estate investment trusts detracted from performance.

• The largest relative individual detractors were an underweight to Welltower Inc. and holdings in Shurgard Self Storage Limited and Goodman Group.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	FTSE EPRA Nareit Developed Net TR	MSCI World Index (net)
7/31/16	$9,447	$10,000	$10,000
8/31/16	$9,388	$9,739	$10,008
9/30/16	$9,271	$9,642	$10,061
10/31/16	$8,753	$9,093	$9,867
11/30/16	$8,600	$8,845	$10,009
12/31/16	$8,831	$9,102	$10,248
1/31/17	$8,942	$9,151	$10,495
2/28/17	$9,150	$9,436	$10,787
3/31/17	$9,077	$9,290	$10,902
4/30/17	$9,261	$9,391	$11,063
5/31/17	$9,236	$9,472	$11,297
6/30/17	$9,310	$9,542	$11,340
7/31/17	$9,432	$9,716	$11,612
8/31/17	$9,408	$9,729	$11,628
9/30/17	$9,396	$9,696	$11,889
10/31/17	$9,371	$9,649	$12,114
11/30/17	$9,543	$9,918	$12,376
12/31/17	$9,750	$10,045	$12,544
1/31/18	$9,737	$10,044	$13,206
2/28/18	$8,972	$9,371	$12,659
3/31/18	$9,291	$9,590	$12,383
4/30/18	$9,508	$9,778	$12,525
5/31/18	$9,572	$9,939	$12,604
6/30/18	$9,750	$10,081	$12,598
7/31/18	$9,763	$10,166	$12,991
8/31/18	$9,776	$10,263	$13,152
9/30/18	$9,546	$10,051	$13,225
10/31/18	$9,176	$9,678	$12,254
11/30/18	$9,495	$10,038	$12,393
12/31/18	$8,926	$9,479	$11,451
1/31/19	$9,902	$10,509	$12,342
2/28/19	$9,942	$10,494	$12,713
3/31/19	$10,285	$10,862	$12,880
4/30/19	$10,139	$10,719	$13,337
5/31/19	$10,100	$10,688	$12,567
6/30/19	$10,258	$10,855	$13,395
7/31/19	$10,205	$10,892	$13,462
8/31/19	$10,416	$11,096	$13,186
9/30/19	$10,627	$11,357	$13,467
10/31/19	$10,878	$11,641	$13,810
11/30/19	$10,706	$11,499	$14,194
12/31/19	$10,751	$11,556	$14,619
1/31/20	$10,709	$11,653	$14,530
2/29/20	$9,797	$10,693	$13,302
3/31/20	$7,669	$8,259	$11,542
4/30/20	$8,111	$8,842	$12,803
5/31/20	$8,180	$8,863	$13,421
6/30/20	$8,305	$9,091	$13,776
7/31/20	$8,471	$9,343	$14,435
8/31/20	$8,706	$9,579	$15,400
9/30/20	$8,374	$9,281	$14,868
10/31/20	$8,084	$8,972	$14,412
11/30/20	$9,231	$10,155	$16,255
12/31/20	$9,542	$10,511	$16,944
1/31/21	$9,429	$10,426	$16,776
2/28/21	$10,137	$10,813	$17,206
3/31/21	$10,477	$11,121	$17,778
4/30/21	$11,156	$11,835	$18,606
5/31/21	$11,397	$12,047	$18,874
6/30/21	$11,468	$12,141	$19,155
7/31/21	$11,921	$12,606	$19,498
8/31/21	$11,977	$12,772	$19,983
9/30/21	$11,298	$12,031	$19,154
10/31/21	$11,907	$12,751	$20,239
11/30/21	$11,793	$12,465	$19,795
12/31/21	$12,658	$13,254	$20,641
1/31/22	$11,668	$12,493	$19,549
2/28/22	$11,333	$12,184	$19,055
3/31/22	$11,711	$12,731	$19,577
4/30/22	$11,245	$12,033	$17,951
5/31/22	$10,750	$11,510	$17,965
6/30/22	$9,789	$10,509	$16,409
7/31/22	$10,575	$11,347	$17,711
8/31/22	$9,818	$10,610	$16,971
9/30/22	$8,521	$9,292	$15,393
10/31/22	$8,784	$9,570	$16,499
11/30/22	$9,497	$10,214	$17,646
12/31/22	$9,135	$9,929	$16,897
1/31/23	$10,014	$10,821	$18,092
2/28/23	$9,501	$10,343	$17,657
3/31/23	$9,340	$10,006	$18,203
4/30/23	$9,501	$10,195	$18,522
5/31/23	$9,061	$9,739	$18,337
6/30/23	$9,384	$10,031	$19,446
7/31/23	$9,662	$10,408	$20,099
8/31/23	$9,355	$10,059	$19,619
9/30/23	$8,709	$9,445	$18,773
10/31/23	$8,284	$8,993	$18,228
11/30/23	$9,281	$9,948	$19,937
12/31/23	$10,134	$10,889	$20,916
1/31/24	$9,689	$10,452	$21,167
2/29/24	$9,764	$10,389	$22,064
3/31/24	$10,090	$10,748	$22,773
4/30/24	$9,304	$10,106	$21,927
5/31/24	$9,689	$10,450	$22,906
6/30/24	$9,689	$10,486	$23,372
7/31/24	$10,238	$11,119	$23,784
8/31/24	$10,698	$11,815	$24,413
9/30/24	$10,995	$12,171	$24,860
10/31/24	$10,416	$11,552	$24,367
11/30/24	$10,624	$11,828	$25,485
12/31/24	$9,815	$10,991	$24,821
1/31/25	$9,875	$11,183	$25,697
2/28/25	$10,026	$11,431	$25,512
3/31/25	$9,724	$11,167	$24,376
4/30/25	$9,770	$11,273	$24,593
5/31/25	$10,041	$11,557	$26,048
6/30/25	$10,101	$11,659	$27,172
7/31/25	$9,845	$11,523	$27,522
8/31/25	$10,237	$12,026	$28,240
9/30/25	$10,222	$12,133	$29,148
10/31/25	$10,071	$11,947	$29,732
11/30/25	$10,177	$12,188	$29,816
12/31/25	$10,140	$12,044	$30,057
1/31/26	$10,341	$12,496	$30,729
2/28/26	$10,898	$13,372	$30,954
3/31/26	$9,970	$12,168	$28,983
4/30/26	$10,789	$13,205	$31,763
5/31/26	$10,805	$13,092	$33,209
6/30/26	$11,021	$13,205	$32,970
7/31/26	$11,331	$13,557	$33,139

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	15.09%	(1.01%)	1.83%
Class A with Load	8.76%	(2.12%)	1.26%
FTSE EPRA Nareit Developed Net TR	17.66%	1.47%	3.09%
MSCI World Index (net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 55,583,568
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 36,349
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$55,583,568
# of Portfolio Holdings	90
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (includes Administration Fees)	$36,349

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
Hong Kong	3.2%
United Kingdom	3.2%
Australia	6.1%
Japan	7.7%
United States	66.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	11.1%
Digital Realty Trust, Inc.	6.5
Prologis, Inc.	4.9
Equinix, Inc.	3.7
Public Storage	3.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000016590
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class P
Trading Symbol	PREQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Positioning and security selection in real estate management and development contributed the most to relative performance, while selection in office real estate investment trusts (REITs) also contributed.

• An out-of-benchmark allocation in capital markets contributed to performance.

• The top individual contributors were Ventas, Inc., Janus Living, Inc. Class A, and Healthcare Realty Trust Incorporated Class A.

What didn’t work:

• Positioning in health care REITs detracted the most, followed by residential, and diversified REITs. Positioning in specialized REITs also detracted.

• Security selection in retail, industrial, and specialized real estate investment trusts detracted from performance.

• The largest relative individual detractors were an underweight to Welltower Inc. and holdings in Shurgard Self Storage Limited and Goodman Group.

The Fund did not invest in derivatives during the reporting period.

Please refer to page 3 under the section entitled “Notable Changes” for further information regarding sub-advisor changes of the Fund during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	FTSE EPRA Nareit Developed Net TR	MSCI World Index (net)
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,936	$9,739	$10,008
9/30/16	$9,807	$9,642	$10,061
10/31/16	$9,278	$9,093	$9,867
11/30/16	$9,111	$8,845	$10,009
12/31/16	$9,358	$9,102	$10,248
1/31/17	$9,479	$9,151	$10,495
2/28/17	$9,708	$9,436	$10,787
3/31/17	$9,628	$9,290	$10,902
4/30/17	$9,830	$9,391	$11,063
5/31/17	$9,789	$9,472	$11,297
6/30/17	$9,884	$9,542	$11,340
7/31/17	$10,019	$9,716	$11,612
8/31/17	$9,992	$9,729	$11,628
9/30/17	$9,965	$9,696	$11,889
10/31/17	$9,951	$9,649	$12,114
11/30/17	$10,126	$9,918	$12,376
12/31/17	$10,359	$10,045	$12,544
1/31/18	$10,345	$10,044	$13,206
2/28/18	$9,542	$9,371	$12,659
3/31/18	$9,880	$9,590	$12,383
4/30/18	$10,106	$9,778	$12,525
5/31/18	$10,190	$9,939	$12,604
6/30/18	$10,373	$10,081	$12,598
7/31/18	$10,388	$10,166	$12,991
8/31/18	$10,402	$10,263	$13,152
9/30/18	$10,148	$10,051	$13,225
10/31/18	$9,767	$9,678	$12,254
11/30/18	$10,106	$10,038	$12,393
12/31/18	$9,510	$9,479	$11,451
1/31/19	$10,548	$10,509	$12,342
2/28/19	$10,591	$10,494	$12,713
3/31/19	$10,957	$10,862	$12,880
4/30/19	$10,811	$10,719	$13,337
5/31/19	$10,767	$10,688	$12,567
6/30/19	$10,942	$10,855	$13,395
7/31/19	$10,898	$10,892	$13,462
8/31/19	$11,117	$11,096	$13,186
9/30/19	$11,336	$11,357	$13,467
10/31/19	$11,614	$11,641	$13,810
11/30/19	$11,424	$11,499	$14,194
12/31/19	$11,477	$11,556	$14,619
1/31/20	$11,431	$11,653	$14,530
2/29/20	$10,477	$10,693	$13,302
3/31/20	$8,185	$8,259	$11,542
4/30/20	$8,662	$8,842	$12,803
5/31/20	$8,754	$8,863	$13,421
6/30/20	$8,877	$9,091	$13,776
7/31/20	$9,062	$9,343	$14,435
8/31/20	$9,323	$9,579	$15,400
9/30/20	$8,954	$9,281	$14,868
10/31/20	$8,662	$8,972	$14,412
11/30/20	$9,877	$10,155	$16,255
12/31/20	$10,219	$10,511	$16,944
1/31/21	$10,108	$10,426	$16,776
2/28/21	$10,852	$10,813	$17,206
3/31/21	$11,231	$11,121	$17,778
4/30/21	$11,959	$11,835	$18,606
5/31/21	$12,228	$12,047	$18,874
6/30/21	$12,291	$12,141	$19,155
7/31/21	$12,782	$12,606	$19,498
8/31/21	$12,845	$12,772	$19,983
9/30/21	$12,117	$12,031	$19,154
10/31/21	$12,782	$12,751	$20,239
11/30/21	$12,655	$12,465	$19,795
12/31/21	$13,592	$13,254	$20,641
1/31/22	$12,530	$12,493	$19,549
2/28/22	$12,171	$12,184	$19,055
3/31/22	$12,579	$12,731	$19,577
4/30/22	$12,073	$12,033	$17,951
5/31/22	$11,550	$11,510	$17,965
6/30/22	$10,521	$10,509	$16,409
7/31/22	$11,370	$11,347	$17,711
8/31/22	$10,554	$10,610	$16,971
9/30/22	$9,165	$9,292	$15,393
10/31/22	$9,443	$9,570	$16,499
11/30/22	$10,210	$10,214	$17,646
12/31/22	$9,848	$9,929	$16,897
1/31/23	$10,790	$10,821	$18,092
2/28/23	$10,245	$10,343	$17,657
3/31/23	$10,047	$10,006	$18,203
4/30/23	$10,228	$10,195	$18,522
5/31/23	$9,749	$9,739	$18,337
6/30/23	$10,096	$10,031	$19,446
7/31/23	$10,410	$10,408	$20,099
8/31/23	$10,063	$10,059	$19,619
9/30/23	$9,386	$9,445	$18,773
10/31/23	$8,923	$8,993	$18,228
11/30/23	$9,997	$9,948	$19,937
12/31/23	$10,925	$10,889	$20,916
1/31/24	$10,455	$10,452	$21,167
2/29/24	$10,523	$10,389	$22,064
3/31/24	$10,875	$10,748	$22,773
4/30/24	$10,036	$10,106	$21,927
5/31/24	$10,455	$10,450	$22,906
6/30/24	$10,455	$10,486	$23,372
7/31/24	$11,060	$11,119	$23,784
8/31/24	$11,563	$11,815	$24,413
9/30/24	$11,882	$12,171	$24,860
10/31/24	$11,244	$11,552	$24,367
11/30/24	$11,479	$11,828	$25,485
12/31/24	$10,609	$10,991	$24,821
1/31/25	$10,677	$11,183	$25,697
2/28/25	$10,848	$11,431	$25,512
3/31/25	$10,506	$11,167	$24,376
4/30/25	$10,557	$11,273	$24,593
5/31/25	$10,865	$11,557	$26,048
6/30/25	$10,934	$11,659	$27,172
7/31/25	$10,660	$11,523	$27,522
8/31/25	$11,088	$12,026	$28,240
9/30/25	$11,071	$12,133	$29,148
10/31/25	$10,900	$11,947	$29,732
11/30/25	$11,019	$12,188	$29,816
12/31/25	$10,973	$12,044	$30,057
1/31/26	$11,202	$12,496	$30,729
2/28/26	$11,818	$13,372	$30,954
3/31/26	$10,814	$12,168	$28,983
4/30/26	$11,695	$13,205	$31,763
5/31/26	$11,713	$13,092	$33,209
6/30/26	$11,942	$13,205	$32,970
7/31/26	$12,294	$13,557	$33,139

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	15.33%	(0.78%)	2.09%
FTSE EPRA Nareit Developed Net TR	17.66%	1.47%	3.09%
MSCI World Index (net)	20.41%	11.19%	12.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jul. 31, 2025
AssetsNet	$ 55,583,568
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 36,349
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$55,583,568
# of Portfolio Holdings	90
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (includes Administration Fees)	$36,349

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
Hong Kong	3.2%
United Kingdom	3.2%
Australia	6.1%
Japan	7.7%
United States	66.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Welltower, Inc.	11.1%
Digital Realty Trust, Inc.	6.5
Prologis, Inc.	4.9
Equinix, Inc.	3.7
Public Storage	3.1

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Material Fund Change Adviser [Text Block]

At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”) as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. (“C&S”) to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility effective as of the close of business on July 17, 2026.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended July 31, 2025.
C000008170
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class A
Trading Symbol	PWEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.45%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	MSCI Emerging Markets Index (net)
7/31/16	$9,453	$10,000
8/31/16	$9,577	$10,249
9/30/16	$9,660	$10,380
10/31/16	$9,660	$10,405
11/30/16	$9,155	$9,926
12/31/16	$9,150	$9,948
1/31/17	$9,593	$10,492
2/28/17	$9,885	$10,814
3/31/17	$10,161	$11,087
4/30/17	$10,378	$11,329
5/31/17	$10,670	$11,664
6/30/17	$10,796	$11,782
7/31/17	$11,339	$12,484
8/31/17	$11,539	$12,762
9/30/17	$11,506	$12,712
10/31/17	$11,748	$13,157
11/30/17	$11,765	$13,184
12/31/17	$12,241	$13,657
1/31/18	$13,110	$14,795
2/28/18	$12,519	$14,113
3/31/18	$12,376	$13,850
4/30/18	$12,224	$13,789
5/31/18	$11,836	$13,301
6/30/18	$11,321	$12,748
7/31/18	$11,482	$13,028
8/31/18	$11,195	$12,676
9/30/18	$11,051	$12,608
10/31/18	$10,115	$11,510
11/30/18	$10,528	$11,985
12/31/18	$10,205	$11,667
1/31/19	$11,071	$12,689
2/28/19	$11,114	$12,717
3/31/19	$11,251	$12,824
4/30/19	$11,465	$13,094
5/31/19	$10,745	$12,144
6/30/19	$11,345	$12,902
7/31/19	$11,148	$12,744
8/31/19	$10,771	$12,123
9/30/19	$10,908	$12,354
10/31/19	$11,388	$12,875
11/30/19	$11,388	$12,857
12/31/19	$12,115	$13,817
1/31/20	$11,536	$13,173
2/29/20	$10,991	$12,478
3/31/20	$8,950	$10,556
4/30/20	$9,910	$11,523
5/31/20	$10,092	$11,611
6/30/20	$10,870	$12,465
7/31/20	$11,925	$13,579
8/31/20	$12,228	$13,879
9/30/20	$11,968	$13,656
10/31/20	$12,254	$13,938
11/30/20	$13,413	$15,227
12/31/20	$14,513	$16,346
1/31/21	$14,731	$16,847
2/28/21	$15,185	$16,976
3/31/21	$14,975	$16,720
4/30/21	$15,315	$17,136
5/31/21	$15,647	$17,533
6/30/21	$15,708	$17,563
7/31/21	$14,722	$16,381
8/31/21	$15,202	$16,810
9/30/21	$14,469	$16,142
10/31/21	$14,687	$16,301
11/30/21	$13,928	$15,637
12/31/21	$14,229	$15,930
1/31/22	$14,122	$15,629
2/28/22	$13,508	$15,162
3/31/22	$13,235	$14,819
4/30/22	$12,202	$13,995
5/31/22	$12,348	$14,057
6/30/22	$11,724	$13,123
7/31/22	$11,705	$13,090
8/31/22	$11,656	$13,145
9/30/22	$10,467	$11,604
10/31/22	$10,165	$11,244
11/30/22	$11,802	$12,911
12/31/22	$11,495	$12,730
1/31/23	$12,690	$13,735
2/28/23	$11,794	$12,844
3/31/23	$12,162	$13,233
4/30/23	$11,883	$13,083
5/31/23	$11,734	$12,864
6/30/23	$12,361	$13,352
7/31/23	$13,009	$14,183
8/31/23	$12,272	$13,310
9/30/23	$11,814	$12,962
10/31/23	$11,276	$12,458
11/30/23	$12,252	$13,455
12/31/23	$12,651	$13,981
1/31/24	$12,026	$13,332
2/29/24	$12,540	$13,966
3/31/24	$12,731	$14,312
4/30/24	$12,721	$14,376
5/31/24	$12,983	$14,457
6/30/24	$13,145	$15,028
7/31/24	$13,054	$15,072
8/31/24	$13,296	$15,316
9/30/24	$14,384	$16,338
10/31/24	$13,749	$15,612
11/30/24	$13,306	$15,051
12/31/24	$13,154	$15,030
1/31/25	$13,388	$15,299
2/28/25	$13,399	$15,373
3/31/25	$13,633	$15,470
4/30/25	$13,704	$15,673
5/31/25	$14,436	$16,342
6/30/25	$15,220	$17,325
7/31/25	$15,423	$17,662
8/31/25	$15,993	$17,889
9/30/25	$17,214	$19,169
10/31/25	$17,885	$19,970
11/30/25	$17,519	$19,492
12/31/25	$17,951	$20,075
1/31/26	$19,765	$21,852
2/28/26	$20,917	$23,053
3/31/26	$18,495	$20,042
4/30/26	$20,842	$22,990
5/31/26	$22,773	$25,217
6/30/26	$22,271	$24,862
7/31/26	$22,218	$24,098

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	44.05%	8.58%	8.92%
Class A with Load	36.15%	7.36%	8.31%
MSCI Emerging Markets Index (net)	36.44%	8.03%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 571,902,138
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,944,817
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

Material Fund Change [Text Block]
C000008169
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P
Trading Symbol	PCEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$147	1.20%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	MSCI Emerging Markets Index (net)
7/31/16	$10,000	$10,000
8/31/16	$10,131	$10,249
9/30/16	$10,218	$10,380
10/31/16	$10,218	$10,405
11/30/16	$9,694	$9,926
12/31/16	$9,687	$9,948
1/31/17	$10,155	$10,492
2/28/17	$10,473	$10,814
3/31/17	$10,764	$11,087
4/30/17	$10,994	$11,329
5/31/17	$11,303	$11,664
6/30/17	$11,444	$11,782
7/31/17	$12,018	$12,484
8/31/17	$12,239	$12,762
9/30/17	$12,204	$12,712
10/31/17	$12,468	$13,157
11/30/17	$12,486	$13,184
12/31/17	$12,993	$13,657
1/31/18	$13,913	$14,795
2/28/18	$13,288	$14,113
3/31/18	$13,145	$13,850
4/30/18	$12,984	$13,789
5/31/18	$12,582	$13,301
6/30/18	$12,028	$12,748
7/31/18	$12,206	$13,028
8/31/18	$11,894	$12,676
9/30/18	$11,751	$12,608
10/31/18	$10,750	$11,510
11/30/18	$11,197	$11,985
12/31/18	$10,858	$11,667
1/31/19	$11,786	$12,689
2/28/19	$11,822	$12,717
3/31/19	$11,977	$12,824
4/30/19	$12,205	$13,094
5/31/19	$11,449	$12,144
6/30/19	$12,086	$12,902
7/31/19	$11,877	$12,744
8/31/19	$11,477	$12,123
9/30/19	$11,622	$12,354
10/31/19	$12,141	$12,875
11/30/19	$12,141	$12,857
12/31/19	$12,922	$13,817
1/31/20	$12,305	$13,173
2/29/20	$11,726	$12,478
3/31/20	$9,546	$10,556
4/30/20	$10,576	$11,523
5/31/20	$10,770	$11,611
6/30/20	$11,606	$12,465
7/31/20	$12,738	$13,579
8/31/20	$13,060	$13,879
9/30/20	$12,793	$13,656
10/31/20	$13,096	$13,938
11/30/20	$14,338	$15,227
12/31/20	$15,522	$16,346
1/31/21	$15,754	$16,847
2/28/21	$16,247	$16,976
3/31/21	$16,015	$16,720
4/30/21	$16,396	$17,136
5/31/21	$16,740	$17,533
6/30/21	$16,814	$17,563
7/31/21	$15,763	$16,381
8/31/21	$16,275	$16,810
9/30/21	$15,503	$16,142
10/31/21	$15,745	$16,301
11/30/21	$14,926	$15,637
12/31/21	$15,253	$15,930
1/31/22	$15,148	$15,629
2/28/22	$14,482	$15,162
3/31/22	$14,191	$14,819
4/30/22	$13,087	$13,995
5/31/22	$13,254	$14,057
6/30/22	$12,577	$13,123
7/31/22	$12,566	$13,090
8/31/22	$12,514	$13,145
9/30/22	$11,244	$11,604
10/31/22	$10,921	$11,244
11/30/22	$12,681	$12,911
12/31/22	$12,359	$12,730
1/31/23	$13,640	$13,735
2/28/23	$12,679	$12,844
3/31/23	$13,074	$13,233
4/30/23	$12,775	$13,083
5/31/23	$12,626	$12,864
6/30/23	$13,298	$13,352
7/31/23	$14,003	$14,183
8/31/23	$13,213	$13,310
9/30/23	$12,722	$12,962
10/31/23	$12,135	$12,458
11/30/23	$13,202	$13,455
12/31/23	$13,634	$13,981
1/31/24	$12,952	$13,332
2/29/24	$13,515	$13,966
3/31/24	$13,721	$14,312
4/30/24	$13,721	$14,376
5/31/24	$14,002	$14,457
6/30/24	$14,176	$15,028
7/31/24	$14,078	$15,072
8/31/24	$14,349	$15,316
9/30/24	$15,529	$16,338
10/31/24	$14,847	$15,612
11/30/24	$14,371	$15,051
12/31/24	$14,202	$15,030
1/31/25	$14,465	$15,299
2/28/25	$14,476	$15,373
3/31/25	$14,739	$15,470
4/30/25	$14,815	$15,673
5/31/25	$15,604	$16,342
6/30/25	$16,459	$17,325
7/31/25	$16,689	$17,662
8/31/25	$17,303	$17,889
9/30/25	$18,629	$19,169
10/31/25	$19,363	$19,970
11/30/25	$18,958	$19,492
12/31/25	$19,437	$20,075
1/31/26	$21,406	$21,852
2/28/26	$22,649	$23,053
3/31/26	$20,047	$20,042
4/30/26	$22,592	$22,990
5/31/26	$24,687	$25,217
6/30/26	$24,146	$24,862
7/31/26	$24,100	$24,098

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	44.40%	8.86%	9.19%
MSCI Emerging Markets Index (net)	36.44%	8.03%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 571,902,138
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,944,817
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

Material Fund Change [Text Block]
C000228112
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P2
Trading Symbol	PWETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$100	0.82%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in information technology contributed the most to relative performance, followed by selection in materials and financials.

• From a country perspective, Korea, China, and India contributed to relative performance. In India, positive positioning more than offset negative security selection.

• The top individual contributors were Yageo Corporation, Samsung Electro-Mechanics Co., Ltd., and Unimicron Technology Corp.

What didn’t work:

• On a sector level, positioning in information technology detracted the most, followed by industrials and real estate. Positioning in consumer discretionary also detracted.

• From a country perspective, Taiwan, the United States, and Singapore detracted from relative performance, primarily due to positioning.

• The largest individual detractors on a relative basis were underweights to Taiwan Semiconductor Manufacturing Co., Ltd. and Samsung Electronics Co Ltd.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P2	MSCI Emerging Markets Index (net)
3/17/23	$10,000	$10,000
3/31/23	$10,506	$10,422
4/30/23	$10,283	$10,304
5/31/23	$10,154	$10,130
6/30/23	$10,703	$10,515
7/31/23	$11,269	$11,170
8/31/23	$10,635	$10,482
9/30/23	$10,249	$10,208
10/31/23	$9,777	$9,811
11/30/23	$10,635	$10,596
12/31/23	$10,987	$11,010
1/31/24	$10,449	$10,499
2/29/24	$10,892	$10,999
3/31/24	$11,066	$11,271
4/30/24	$11,066	$11,322
5/31/24	$11,291	$11,385
6/30/24	$11,439	$11,835
7/31/24	$11,370	$11,870
8/31/24	$11,587	$12,061
9/30/24	$12,542	$12,867
10/31/24	$11,995	$12,295
11/30/24	$11,604	$11,853
12/31/24	$11,483	$11,837
1/31/25	$11,693	$12,048
2/28/25	$11,710	$12,106
3/31/25	$11,920	$12,183
4/30/25	$11,990	$12,343
5/31/25	$12,628	$12,870
6/30/25	$13,327	$13,644
7/31/25	$13,510	$13,910
8/31/25	$14,008	$14,088
9/30/25	$15,092	$15,096
10/31/25	$15,695	$15,727
11/30/25	$15,372	$15,350
12/31/25	$15,765	$15,810
1/31/26	$17,371	$17,209
2/28/26	$18,384	$18,155
3/31/26	$16,276	$15,784
4/30/26	$18,347	$18,105
5/31/26	$20,054	$19,859
6/30/26	$19,616	$19,580
7/31/26	$19,588	$18,978

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception 3/17/23
Class P2	44.99%	22.06%
MSCI Emerging Markets Index (net)	36.44%	20.92%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 571,902,138
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 3,944,817
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$571,902,138
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Advisory Fees Paid (includes Administration Fees)	$3,944,817

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	8.5%
Industrials	10.9%
Consumer Discretionary	11.1%
Information Technology	21.5%
Financials	25.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.7%
Samsung Electronics Co. Ltd.	4.1
Tencent Holdings Ltd.	3.9
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.8
Contemporary Amperex Technology Co. Ltd., Class A	1.7

Material Fund Change [Text Block]
C000008145
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class A
Trading Symbol	PCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most to relative performance, followed by selection in industrials.

• On a sector level, positioning in consumer discretionary, consumer staples, and utilities contributed to relative performance.

• The top individual contributors were Samsung Electronics Co., Ltd., Lam Research Corporation, and Merck & Co., Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in communication services and real estate.

• On a sector level, positioning in information technology and financials detracted from relative performance.

• The largest individual detractors on a relative basis were not owning Micron Technology, Inc., Sandisk Corporation, and Intel Corporation.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Russell 1000 Value Index	Russell 1000 Index
7/31/16	$9,451	$10,000	$10,000
8/31/16	$9,593	$10,077	$10,013
9/30/16	$9,579	$10,056	$10,021
10/31/16	$9,425	$9,900	$9,826
11/30/16	$10,186	$10,466	$10,213
12/31/16	$10,371	$10,727	$10,405
1/31/17	$10,440	$10,804	$10,614
2/28/17	$10,791	$11,192	$11,025
3/31/17	$10,676	$11,078	$11,032
4/30/17	$10,625	$11,057	$11,149
5/31/17	$10,634	$11,047	$11,291
6/30/17	$10,796	$11,227	$11,370
7/31/17	$10,939	$11,376	$11,595
8/31/17	$10,828	$11,244	$11,631
9/30/17	$11,160	$11,577	$11,879
10/31/17	$11,312	$11,661	$12,151
11/30/17	$11,617	$12,018	$12,522
12/31/17	$11,804	$12,193	$12,662
1/31/18	$12,320	$12,665	$13,357
2/28/18	$11,704	$12,060	$12,866
3/31/18	$11,413	$11,848	$12,574
4/30/18	$11,508	$11,887	$12,617
5/31/18	$11,488	$11,958	$12,939
6/30/18	$11,468	$11,987	$13,023
7/31/18	$11,904	$12,462	$13,472
8/31/18	$12,079	$12,646	$13,936
9/30/18	$12,079	$12,671	$13,989
10/31/18	$11,433	$12,015	$12,999
11/30/18	$11,668	$12,373	$13,264
12/31/18	$10,524	$11,185	$12,056
1/31/19	$11,422	$12,056	$13,066
2/28/19	$11,628	$12,441	$13,509
3/31/19	$11,572	$12,520	$13,744
4/30/19	$12,007	$12,964	$14,299
5/31/19	$11,121	$12,131	$13,388
6/30/19	$11,907	$13,002	$14,327
7/31/19	$12,030	$13,109	$14,550
8/31/19	$11,678	$12,724	$14,283
9/30/19	$12,108	$13,178	$14,531
10/31/19	$12,208	$13,362	$14,839
11/30/19	$12,587	$13,775	$15,400
12/31/19	$12,924	$14,154	$15,845
1/31/20	$12,376	$13,850	$15,862
2/29/20	$11,102	$12,508	$14,565
3/31/20	$8,779	$10,371	$12,641
4/30/20	$9,758	$11,537	$14,311
5/31/20	$10,118	$11,932	$15,066
6/30/20	$10,194	$11,853	$15,399
7/31/20	$10,536	$12,321	$16,301
8/31/20	$10,884	$12,831	$17,497
9/30/20	$10,542	$12,516	$16,858
10/31/20	$10,507	$12,351	$16,451
11/30/20	$12,022	$14,012	$18,389
12/31/20	$12,583	$14,550	$19,166
1/31/21	$12,506	$14,416	$19,008
2/28/21	$13,323	$15,288	$19,559
3/31/21	$14,141	$16,187	$20,299
4/30/21	$14,749	$16,835	$21,392
5/31/21	$15,232	$17,228	$21,494
6/30/21	$14,988	$17,030	$22,032
7/31/21	$15,119	$17,166	$22,490
8/31/21	$15,429	$17,507	$23,141
9/30/21	$14,863	$16,898	$22,078
10/31/21	$15,596	$17,756	$23,610
11/30/21	$14,868	$17,130	$23,293
12/31/21	$15,815	$18,210	$24,236
1/31/22	$15,794	$17,786	$22,870
2/28/22	$15,636	$17,580	$22,242
3/31/22	$15,779	$18,076	$22,993
4/30/22	$15,049	$17,057	$20,943
5/31/22	$15,464	$17,388	$20,912
6/30/22	$14,018	$15,869	$19,160
7/31/22	$14,834	$16,921	$20,945
8/31/22	$14,534	$16,417	$20,141
9/30/22	$13,238	$14,977	$18,277
10/31/22	$14,555	$16,513	$19,743
11/30/22	$15,643	$17,545	$20,811
12/31/22	$14,989	$16,838	$19,601
1/31/23	$16,087	$17,710	$20,915
2/28/23	$15,559	$17,086	$20,417
3/31/23	$15,450	$17,007	$21,063
4/30/23	$15,651	$17,263	$21,324
5/31/23	$15,115	$16,598	$21,423
6/30/23	$16,112	$17,700	$22,870
7/31/23	$16,800	$18,323	$23,657
8/31/23	$16,246	$17,828	$23,243
9/30/23	$15,777	$17,140	$22,151
10/31/23	$15,408	$16,535	$21,615
11/30/23	$16,448	$17,783	$23,634
12/31/23	$17,250	$18,768	$24,801
1/31/24	$17,144	$18,787	$25,147
2/29/24	$17,647	$19,480	$26,505
3/31/24	$18,546	$20,454	$27,354
4/30/24	$17,982	$19,581	$26,190
5/31/24	$18,563	$20,201	$27,423
6/30/24	$18,449	$20,011	$28,331
7/31/24	$19,207	$21,034	$28,743
8/31/24	$19,577	$21,598	$29,425
9/30/24	$19,850	$21,898	$30,054
10/31/24	$19,727	$21,657	$29,844
11/30/24	$20,732	$23,040	$31,765
12/31/24	$19,592	$21,464	$30,880
1/31/25	$20,548	$22,458	$31,863
2/28/25	$20,702	$22,549	$31,305
3/31/25	$20,480	$21,923	$29,493
4/30/25	$19,911	$21,255	$29,318
5/31/25	$20,673	$22,001	$31,190
6/30/25	$21,417	$22,753	$32,769
7/31/25	$21,445	$22,884	$33,497
8/31/25	$22,218	$23,613	$34,202
9/30/25	$22,420	$23,966	$35,388
10/31/25	$22,440	$24,072	$36,152
11/30/25	$23,086	$24,711	$36,240
12/31/25	$23,562	$24,879	$36,242
1/31/26	$24,468	$26,014	$36,741
2/28/26	$24,949	$26,689	$36,544
3/31/26	$23,551	$25,401	$34,727
4/30/26	$25,266	$27,473	$38,236
5/31/26	$25,834	$28,282	$40,187
6/30/26	$25,812	$28,917	$39,981
7/31/26	$26,697	$30,022	$39,841

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	24.49%	12.04%	10.94%
Class A with Load	17.66%	10.79%	10.32%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 799,180,906
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,942,064
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$799,180,906
# of Portfolio Holdings	120
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$5,942,064

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.2%
Industrials	8.9%
Health Care	13.9%
Information Technology	14.1%
Financials	26.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Marsh & McLennan Cos., Inc.	3.4%
Microsoft Corp.	3.3
Elevance Health, Inc.	3.1
Bank of New York Mellon Corp.	2.2
IQVIA Holdings, Inc.	2.2

Material Fund Change [Text Block]
C000008144
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Security selection in health care contributed the most to relative performance, followed by selection in industrials.

• On a sector level, positioning in consumer discretionary, consumer staples, and utilities contributed to relative performance.

• The top individual contributors were Samsung Electronics Co., Ltd., Lam Research Corporation, and Merck & Co., Inc.

What didn’t work:

• Security selection in information technology detracted the most from relative performance, followed by selection in communication services and real estate.

• On a sector level, positioning in information technology and financials detracted from relative performance.

• The largest individual detractors on a relative basis were not owning Micron Technology, Inc., Sandisk Corporation, and Intel Corporation.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Russell 1000 Value Index	Russell 1000 Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,150	$10,077	$10,013
9/30/16	$10,136	$10,056	$10,021
10/31/16	$9,977	$9,900	$9,826
11/30/16	$10,784	$10,466	$10,213
12/31/16	$10,985	$10,727	$10,405
1/31/17	$11,058	$10,804	$10,614
2/28/17	$11,431	$11,192	$11,025
3/31/17	$11,313	$11,078	$11,032
4/30/17	$11,259	$11,057	$11,149
5/31/17	$11,274	$11,047	$11,291
6/30/17	$11,446	$11,227	$11,370
7/31/17	$11,603	$11,376	$11,595
8/31/17	$11,485	$11,244	$11,631
9/30/17	$11,838	$11,577	$11,879
10/31/17	$12,000	$11,661	$12,151
11/30/17	$12,329	$12,018	$12,522
12/31/17	$12,526	$12,193	$12,662
1/31/18	$13,081	$12,665	$13,357
2/28/18	$12,430	$12,060	$12,866
3/31/18	$12,120	$11,848	$12,574
4/30/18	$12,227	$11,887	$12,617
5/31/18	$12,205	$11,958	$12,939
6/30/18	$12,189	$11,987	$13,023
7/31/18	$12,654	$12,462	$13,472
8/31/18	$12,840	$12,646	$13,936
9/30/18	$12,846	$12,671	$13,989
10/31/18	$12,157	$12,015	$12,999
11/30/18	$12,414	$12,373	$13,264
12/31/18	$11,195	$11,185	$12,056
1/31/19	$12,155	$12,056	$13,066
2/28/19	$12,375	$12,441	$13,509
3/31/19	$12,322	$12,520	$13,744
4/30/19	$12,780	$12,964	$14,299
5/31/19	$11,845	$12,131	$13,388
6/30/19	$12,679	$13,002	$14,327
7/31/19	$12,816	$13,109	$14,550
8/31/19	$12,447	$12,724	$14,283
9/30/19	$12,905	$13,178	$14,531
10/31/19	$13,013	$13,362	$14,839
11/30/19	$13,424	$13,775	$15,400
12/31/19	$13,780	$14,154	$15,845
1/31/20	$13,199	$13,850	$15,862
2/29/20	$11,841	$12,508	$14,565
3/31/20	$9,372	$10,371	$12,641
4/30/20	$10,414	$11,537	$14,311
5/31/20	$10,799	$11,932	$15,066
6/30/20	$10,881	$11,853	$15,399
7/31/20	$11,247	$12,321	$16,301
8/31/20	$11,626	$12,831	$17,497
9/30/20	$11,260	$12,516	$16,858
10/31/20	$11,228	$12,351	$16,451
11/30/20	$12,845	$14,012	$18,389
12/31/20	$13,451	$14,550	$19,166
1/31/21	$13,375	$14,416	$19,008
2/28/21	$14,252	$15,288	$19,559
3/31/21	$15,130	$16,187	$20,299
4/30/21	$15,783	$16,835	$21,392
5/31/21	$16,302	$17,228	$21,494
6/30/21	$16,039	$17,030	$22,032
7/31/21	$16,187	$17,166	$22,490
8/31/21	$16,520	$17,507	$23,141
9/30/21	$15,918	$16,898	$22,078
10/31/21	$16,705	$17,756	$23,610
11/30/21	$15,930	$17,130	$23,293
12/31/21	$16,943	$18,210	$24,236
1/31/22	$16,928	$17,786	$22,870
2/28/22	$16,758	$17,580	$22,242
3/31/22	$16,920	$18,076	$22,993
4/30/22	$16,141	$17,057	$20,943
5/31/22	$16,589	$17,388	$20,912
6/30/22	$15,038	$15,869	$19,160
7/31/22	$15,918	$16,921	$20,945
8/31/22	$15,601	$16,417	$20,141
9/30/22	$14,213	$14,977	$18,277
10/31/22	$15,625	$16,513	$19,743
11/30/22	$16,797	$17,545	$20,811
12/31/22	$16,101	$16,838	$19,601
1/31/23	$17,287	$17,710	$20,915
2/28/23	$16,717	$17,086	$20,417
3/31/23	$16,608	$17,007	$21,063
4/30/23	$16,825	$17,263	$21,324
5/31/23	$16,255	$16,598	$21,423
6/30/23	$17,333	$17,700	$22,870
7/31/23	$18,076	$18,323	$23,657
8/31/23	$17,478	$17,828	$23,243
9/30/23	$16,979	$17,140	$22,151
10/31/23	$16,590	$16,535	$21,615
11/30/23	$17,704	$17,783	$23,634
12/31/23	$18,580	$18,768	$24,801
1/31/24	$18,465	$18,787	$25,147
2/29/24	$19,010	$19,480	$26,505
3/31/24	$19,984	$20,454	$27,354
4/30/24	$19,373	$19,581	$26,190
5/31/24	$20,003	$20,201	$27,423
6/30/24	$19,889	$20,011	$28,331
7/31/24	$20,710	$21,034	$28,743
8/31/24	$21,121	$21,598	$29,425
9/30/24	$21,408	$21,898	$30,054
10/31/24	$21,283	$21,657	$29,844
11/30/24	$22,372	$23,040	$31,765
12/31/24	$21,152	$21,464	$30,880
1/31/25	$22,180	$22,458	$31,863
2/28/25	$22,358	$22,549	$31,305
3/31/25	$22,127	$21,923	$29,493
4/30/25	$21,508	$21,255	$29,318
5/31/25	$22,337	$22,001	$31,190
6/30/25	$23,145	$22,753	$32,769
7/31/25	$23,177	$22,884	$33,497
8/31/25	$24,027	$23,613	$34,202
9/30/25	$24,247	$23,966	$35,388
10/31/25	$24,268	$24,072	$36,152
11/30/25	$24,971	$24,711	$36,240
12/31/25	$25,497	$24,879	$36,242
1/31/26	$26,486	$26,014	$36,741
2/28/26	$26,998	$26,689	$36,544
3/31/26	$25,509	$25,401	$34,727
4/30/26	$27,356	$27,473	$38,236
5/31/26	$27,975	$28,282	$40,187
6/30/26	$27,963	$28,917	$39,981
7/31/26	$28,917	$30,022	$39,841

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	24.76%	12.30%	11.20%
Russell 1000 Value Index	31.19%	11.83%	11.62%
Russell 1000 Index	18.94%	12.12%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 799,180,906
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 5,942,064
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$799,180,906
# of Portfolio Holdings	120
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$5,942,064

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	6.2%
Industrials	8.9%
Health Care	13.9%
Information Technology	14.1%
Financials	26.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Marsh & McLennan Cos., Inc.	3.4%
Microsoft Corp.	3.3
Elevance Health, Inc.	3.1
Bank of New York Mellon Corp.	2.2
IQVIA Holdings, Inc.	2.2

Material Fund Change [Text Block]
C000007365
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class A
Trading Symbol	PMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Yield curve positioning added value as longer-dated municipals outperformed.

• Sector allocation benefited from overweights in airport, tobacco, and housing bonds and an underweight in state general obligation bonds.

• Issuer selection contributed, led by New York Personal Income Tax Revenue and Pennsylvania Bridge Motor Vehicle Fee bonds.

What didn’t work:

• Duration positioning detracted as rising rates later in the period offset earlier gains.

• An overweight in higher education bonds detracted amid heavy new issuance.

• Issuer selection detracted due to holdings in Katy Independent School District, Texas, and Allegheny County Healthcare Authority bonds.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A with Load	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/16	$9,776	$10,000	$10,000
8/31/16	$9,781	$10,006	$10,013
9/30/16	$9,736	$9,968	$9,964
10/31/16	$9,653	$9,877	$9,859
11/30/16	$9,281	$9,526	$9,491
12/31/16	$9,379	$9,628	$9,603
1/31/17	$9,428	$9,700	$9,666
2/28/17	$9,486	$9,768	$9,733
3/31/17	$9,513	$9,787	$9,754
4/30/17	$9,584	$9,863	$9,825
5/31/17	$9,723	$10,006	$9,981
6/30/17	$9,683	$9,964	$9,945
7/31/17	$9,748	$10,043	$10,026
8/31/17	$9,820	$10,115	$10,102
9/30/17	$9,774	$10,064	$10,051
10/31/17	$9,779	$10,080	$10,075
11/30/17	$9,702	$9,993	$10,021
12/31/17	$9,789	$10,086	$10,126
1/31/18	$9,689	$9,984	$10,007
2/28/18	$9,642	$9,953	$9,977
3/31/18	$9,656	$9,978	$10,014
4/30/18	$9,624	$9,950	$9,978
5/31/18	$9,721	$10,050	$10,092
6/30/18	$9,729	$10,066	$10,101
7/31/18	$9,750	$10,099	$10,125
8/31/18	$9,764	$10,119	$10,151
9/30/18	$9,701	$10,059	$10,086
10/31/18	$9,638	$10,013	$10,023
11/30/18	$9,737	$10,122	$10,134
12/31/18	$9,850	$10,241	$10,256
1/31/19	$9,941	$10,333	$10,333
2/28/19	$10,001	$10,386	$10,389
3/31/19	$10,125	$10,515	$10,553
4/30/19	$10,155	$10,538	$10,592
5/31/19	$10,294	$10,674	$10,738
6/30/19	$10,340	$10,720	$10,778
7/31/19	$10,425	$10,809	$10,865
8/31/19	$10,556	$10,945	$11,036
9/30/19	$10,475	$10,850	$10,948
10/31/19	$10,473	$10,878	$10,968
11/30/19	$10,487	$10,904	$10,995
12/31/19	$10,520	$10,940	$11,029
1/31/20	$10,683	$11,121	$11,227
2/29/20	$10,801	$11,234	$11,371
3/31/20	$10,381	$10,880	$10,959
4/30/20	$10,238	$10,791	$10,821
5/31/20	$10,545	$11,118	$11,166
6/30/20	$10,644	$11,189	$11,258
7/31/20	$10,806	$11,358	$11,447
8/31/20	$10,790	$11,316	$11,393
9/30/20	$10,799	$11,326	$11,396
10/31/20	$10,775	$11,295	$11,362
11/30/20	$10,915	$11,432	$11,533
12/31/20	$10,979	$11,492	$11,603
1/31/21	$11,036	$11,550	$11,677
2/28/21	$10,872	$11,389	$11,492
3/31/21	$10,922	$11,448	$11,563
4/30/21	$11,004	$11,527	$11,660
5/31/21	$11,027	$11,545	$11,694
6/30/21	$11,035	$11,561	$11,727
7/31/21	$11,110	$11,653	$11,824
8/31/21	$11,077	$11,627	$11,780
9/30/21	$11,000	$11,550	$11,695
10/31/21	$10,962	$11,513	$11,661
11/30/21	$11,032	$11,580	$11,760
12/31/21	$11,029	$11,599	$11,779
1/31/22	$10,743	$11,294	$11,457
2/28/22	$10,683	$11,257	$11,416
3/31/22	$10,391	$10,936	$11,046
4/30/22	$10,146	$10,687	$10,740
5/31/22	$10,256	$10,846	$10,900
6/30/22	$10,146	$10,745	$10,721
7/31/22	$10,368	$11,004	$11,005
8/31/22	$10,175	$10,803	$10,763
9/30/22	$9,861	$10,451	$10,350
10/31/22	$9,812	$10,406	$10,264
11/30/22	$10,178	$10,797	$10,744
12/31/22	$10,205	$10,854	$10,775
1/31/23	$10,453	$11,114	$11,085
2/28/23	$10,256	$10,893	$10,834
3/31/23	$10,430	$11,114	$11,074
4/30/23	$10,422	$11,084	$11,049
5/31/23	$10,321	$10,977	$10,953
6/30/23	$10,398	$11,063	$11,063
7/31/23	$10,418	$11,109	$11,107
8/31/23	$10,335	$10,984	$10,947
9/30/23	$10,102	$10,717	$10,626
10/31/23	$10,018	$10,665	$10,536
11/30/23	$10,505	$11,217	$11,204
12/31/23	$10,735	$11,444	$11,465
1/31/24	$10,711	$11,396	$11,406
2/29/24	$10,721	$11,407	$11,421
3/31/24	$10,707	$11,406	$11,421
4/30/24	$10,604	$11,278	$11,279
5/31/24	$10,546	$11,203	$11,246
6/30/24	$10,671	$11,355	$11,418
7/31/24	$10,755	$11,458	$11,523
8/31/24	$10,829	$11,562	$11,613
9/30/24	$10,920	$11,661	$11,728
10/31/24	$10,765	$11,503	$11,557
11/30/24	$10,910	$11,652	$11,757
12/31/24	$10,798	$11,526	$11,586
1/31/25	$10,847	$11,606	$11,644
2/28/25	$10,957	$11,725	$11,759
3/31/25	$10,777	$11,564	$11,560
4/30/25	$10,735	$11,489	$11,467
5/31/25	$10,749	$11,554	$11,474
6/30/25	$10,826	$11,644	$11,546
7/31/25	$10,814	$11,671	$11,522
8/31/25	$10,910	$11,773	$11,622
9/30/25	$11,106	$11,960	$11,892
10/31/25	$11,229	$12,072	$12,039
11/30/25	$11,263	$12,104	$12,067
12/31/25	$11,287	$12,137	$12,078
1/31/26	$11,411	$12,270	$12,191
2/28/26	$11,535	$12,400	$12,343
3/31/26	$11,250	$12,096	$12,056
4/30/26	$11,358	$12,199	$12,194
5/31/26	$11,401	$12,230	$12,240
6/30/26	$11,454	$12,306	$12,358
7/31/26	$11,266	$12,108	$12,129

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class A	4.18%	0.28%	1.43%
Class A with Load	1.80%	(0.18%)	1.20%
Bloomberg US Municipal 3-15 Year Blend Index	3.77%	0.76%	1.93%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 142,676,989
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 475,576
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$142,676,989
# of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (includes Administration Fees)	$475,576

Holdings [Text Block]

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	6.7%
New York	8.1%
Illinois	8.1%
Texas	9.4%
Pennsylvania	10.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.3%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.3
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.9
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.8
Public Finance Authority (Wisconsin), 3.700%, due 10/01/46	1.7

Material Fund Change [Text Block]
C000007364
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class P
Trading Symbol	PCMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Yield curve positioning added value as longer-dated municipals outperformed.

• Sector allocation benefited from overweights in airport, tobacco, and housing bonds and an underweight in state general obligation bonds.

• Issuer selection contributed, led by New York Personal Income Tax Revenue and Pennsylvania Bridge Motor Vehicle Fee bonds.

What didn’t work:

• Duration positioning detracted as rising rates later in the period offset earlier gains.

• An overweight in higher education bonds detracted amid heavy new issuance.

• Issuer selection detracted due to holdings in Katy Independent School District, Texas, and Allegheny County Healthcare Authority bonds.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class P	Bloomberg US Municipal 3-15 Year Blend Index	Bloomberg Municipal Bond Index
7/31/16	$10,000	$10,000	$10,000
8/31/16	$10,007	$10,006	$10,013
9/30/16	$9,962	$9,968	$9,964
10/31/16	$9,873	$9,877	$9,859
11/30/16	$9,494	$9,526	$9,491
12/31/16	$9,596	$9,628	$9,603
1/31/17	$9,648	$9,700	$9,666
2/28/17	$9,709	$9,768	$9,733
3/31/17	$9,739	$9,787	$9,754
4/30/17	$9,814	$9,863	$9,825
5/31/17	$9,965	$10,006	$9,981
6/30/17	$9,919	$9,964	$9,945
7/31/17	$9,987	$10,043	$10,026
8/31/17	$10,071	$10,115	$10,102
9/30/17	$10,026	$10,064	$10,051
10/31/17	$10,026	$10,080	$10,075
11/30/17	$9,957	$9,993	$10,021
12/31/17	$10,048	$10,086	$10,126
1/31/18	$9,939	$9,984	$10,007
2/28/18	$9,902	$9,953	$9,977
3/31/18	$9,917	$9,978	$10,014
4/30/18	$9,879	$9,950	$9,978
5/31/18	$9,989	$10,050	$10,092
6/30/18	$9,997	$10,066	$10,101
7/31/18	$10,021	$10,099	$10,125
8/31/18	$10,029	$10,119	$10,151
9/30/18	$9,975	$10,059	$10,086
10/31/18	$9,904	$10,013	$10,023
11/30/18	$10,016	$10,122	$10,134
12/31/18	$10,133	$10,241	$10,256
1/31/19	$10,222	$10,333	$10,333
2/28/19	$10,294	$10,386	$10,389
3/31/19	$10,424	$10,515	$10,553
4/30/19	$10,456	$10,538	$10,592
5/31/19	$10,602	$10,674	$10,738
6/30/19	$10,643	$10,720	$10,778
7/31/19	$10,740	$10,809	$10,865
8/31/19	$10,878	$10,945	$11,036
9/30/19	$10,797	$10,850	$10,948
10/31/19	$10,797	$10,878	$10,968
11/30/19	$10,813	$10,904	$10,995
12/31/19	$10,849	$10,940	$11,029
1/31/20	$11,020	$11,121	$11,227
2/29/20	$11,144	$11,234	$11,371
3/31/20	$10,713	$10,880	$10,959
4/30/20	$10,568	$10,791	$10,821
5/31/20	$10,887	$11,118	$11,166
6/30/20	$10,991	$11,189	$11,258
7/31/20	$11,161	$11,358	$11,447
8/31/20	$11,147	$11,316	$11,393
9/30/20	$11,159	$11,326	$11,396
10/31/20	$11,136	$11,295	$11,362
11/30/20	$11,274	$11,432	$11,533
12/31/20	$11,352	$11,492	$11,603
1/31/21	$11,413	$11,550	$11,677
2/28/21	$11,246	$11,389	$11,492
3/31/21	$11,299	$11,448	$11,563
4/30/21	$11,386	$11,527	$11,660
5/31/21	$11,413	$11,545	$11,694
6/30/21	$11,424	$11,561	$11,727
7/31/21	$11,503	$11,653	$11,824
8/31/21	$11,472	$11,627	$11,780
9/30/21	$11,386	$11,550	$11,695
10/31/21	$11,357	$11,513	$11,661
11/30/21	$11,432	$11,580	$11,760
12/31/21	$11,432	$11,599	$11,779
1/31/22	$11,138	$11,294	$11,457
2/28/22	$11,078	$11,257	$11,416
3/31/22	$10,778	$10,936	$11,046
4/30/22	$10,518	$10,687	$10,740
5/31/22	$10,643	$10,846	$10,900
6/30/22	$10,531	$10,745	$10,721
7/31/22	$10,763	$11,004	$11,005
8/31/22	$10,565	$10,803	$10,763
9/30/22	$10,242	$10,451	$10,350
10/31/22	$10,184	$10,406	$10,264
11/30/22	$10,575	$10,797	$10,744
12/31/22	$10,597	$10,854	$10,775
1/31/23	$10,865	$11,114	$11,085
2/28/23	$10,663	$10,893	$10,834
3/31/23	$10,846	$11,114	$11,074
4/30/23	$10,840	$11,084	$11,049
5/31/23	$10,737	$10,977	$10,953
6/30/23	$10,811	$11,063	$11,063
7/31/23	$10,843	$11,109	$11,107
8/31/23	$10,749	$10,984	$10,947
9/30/23	$10,509	$10,717	$10,626
10/31/23	$10,433	$10,665	$10,536
11/30/23	$10,933	$11,217	$11,204
12/31/23	$11,184	$11,444	$11,465
1/31/24	$11,161	$11,396	$11,406
2/29/24	$11,165	$11,407	$11,421
3/31/24	$11,162	$11,406	$11,421
4/30/24	$11,056	$11,278	$11,279
5/31/24	$10,998	$11,203	$11,246
6/30/24	$11,131	$11,355	$11,418
7/31/24	$11,221	$11,458	$11,523
8/31/24	$11,301	$11,562	$11,613
9/30/24	$11,398	$11,661	$11,728
10/31/24	$11,229	$11,503	$11,557
11/30/24	$11,392	$11,652	$11,757
12/31/24	$11,278	$11,526	$11,586
1/31/25	$11,322	$11,606	$11,644
2/28/25	$11,449	$11,725	$11,759
3/31/25	$11,263	$11,564	$11,560
4/30/25	$11,222	$11,489	$11,467
5/31/25	$11,238	$11,554	$11,474
6/30/25	$11,322	$11,644	$11,546
7/31/25	$11,311	$11,671	$11,522
8/31/25	$11,404	$11,773	$11,622
9/30/25	$11,621	$11,960	$11,892
10/31/25	$11,753	$12,072	$12,039
11/30/25	$11,790	$12,104	$12,067
12/31/25	$11,818	$12,137	$12,078
1/31/26	$11,941	$12,270	$12,191
2/28/26	$12,073	$12,400	$12,343
3/31/26	$11,787	$12,096	$12,056
4/30/26	$11,893	$12,199	$12,194
5/31/26	$11,940	$12,230	$12,240
6/30/26	$11,998	$12,306	$12,358
7/31/26	$11,814	$12,108	$12,129

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Class P	4.44%	0.53%	1.68%
Bloomberg US Municipal 3-15 Year Blend Index	3.77%	0.76%	1.93%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 142,676,989
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 475,576
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$142,676,989
# of Portfolio Holdings	108
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (includes Administration Fees)	$475,576

Holdings [Text Block]

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	6.7%
New York	8.1%
Illinois	8.1%
Texas	9.4%
Pennsylvania	10.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.3%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.3
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.9
County of Cook Sales Tax (Illinois), 5.000%, due 11/15/35	1.8
Public Finance Authority (Wisconsin), 3.700%, due 10/01/46	1.7

Material Fund Change [Text Block]
C000007348
Shareholder Report [Line Items]
Fund Name	UBS Government Money Market Investments Fund
Class Name	Class P
Trading Symbol	PCEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
AssetsNet	$ 2,590,180,886
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 3,413,175
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$2,590,180,886
# of Portfolio Holdings	124
Total Advisory Fees Paid (includes Administration Fees)	$3,413,175

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	20.2%
U.S. government agency obligations	38.3%
U.S. Treasury obligations	42.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 3.640%, due 08/03/26	16.8%
Goldman Sachs and Co. Repurchase Agreement, 3.640%, due 08/03/26	3.5
Federal Home Loan Banks, 3.680%, due 08/03/26	2.0
Federal Home Loan Banks, 3.750%, due 08/03/26	1.7
U.S. Treasury Floating Rate Notes, 3.950%, due 08/03/26	1.6

Material Fund Change [Text Block]